UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811‑21475
RBC Funds Trust
(Exact name of registrant as specified in charter)

250 Nicollet Mall, Suite 1550
Minneapolis, MN 55401
(Address of principal executive offices) (Zip code)
Tara Tilbury
250 Nicollet Mall, Suite 1550
Minneapolis, MN 55401
(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 376‑7132
Date of fiscal year end: March 31, 2026
Date of reporting period: March 31, 2026

Item 1. Report to Stockholders
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e‑1 under the Investment Company Act of 1940 is as follows:

RBC International Small Cap Equity Fund Class A / RISSX

ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026
This annual shareholder report contains important information about the RBC International Small Cap Equity Fund (“Fund”) for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1‑800‑422‑2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

RBC International Small Cap Equity Fund (Class A/RISSX)	$140	1.24%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities of small companies located throughout the world, excluding the United States. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The Fund currently considers “small companies” to be those within the market capitalization range of the MSCI ACWI ex USA Small Cap Index at the time of initial purchase by the Fund.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS

FACTOR	IMPACT	SUMMARY

Sector Security Selection	Negative	Security selection within communication services and health care detracted from relative performance.

Country Security Selection	Positive	Security selection within Japan and the Philippines were positive contributors to relative returns.

Country Allocation	Negative	Underweight exposure to Canada and South Korea detracted from relative performance.

RBC International Small Cap Equity Fund — Class A	| 1

Fund Performance
Growth of $10,000 Initial Investment Since Inception

AVERAGE ANNUAL TOTAL RETURN	1 YEAR	SINCE INCEPTION

RBC International Small Cap Equity Fund (Class A/RISSX) — including maximum sales load (5.75%)	17.96%	11.06%(a)

RBC International Small Cap Equity Fund (Class A/RISSX) — excluding sales load	25.17%	13.07%(a)

MSCI ACWI ex USA Net Total Return USD Index (Regulatory Benchmark)	24.91%	14.43%

MSCI ACWI ex USA Small Cap Total Return Net Index (Strategy Benchmark)	27.82%	13.20%

(a)	Commenced operations on December 14, 2022.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month‑end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1‑800‑973‑0073.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$7,553,154

Total number of portfolio holdings	81

Portfolio turnover rate as of the end of the reporting period	82%

Total advisory fee paid (net of fee waivers/reimbursements)	$(205,137)

RBC International Small Cap Equity Fund — Class A	| 2

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

Chroma ATE, Inc.	3.1%

International Container Terminal Services, Inc.	2.9%

Aker BP ASA	2.8%

Gaztransport Et Technigaz SA	2.7%

Food & Life Cos. Ltd.	2.4%

Technip Energies NV	2.4%

Beazley Plc	2.4%

Cranswick Plc	2.4%

Fabrinet	2.3%

Sieyuan Electric Co. Ltd.	2.3%

TOP TEN COUNTRIES

Japan	21.6%

United Kingdom	10.6%

China	8.1%

Australia	6.9%

Norway	6.7%

France	5.9%

Taiwan	5.6%

India	4.7%

United States	4.2%

Spain	4.2%

SECTOR ALLOCATION

Availability of Additional Information

You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1‑800‑422‑2766.

Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as “householding”. Shareholders may opt out of this single mailing at any time by calling us at 1‑800‑422‑2766.
Not FDIC Insured. No Bank Guarantee. May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada. Used under license. ©2026 RBC Global Asset Management (U.S.) Inc.

RBC International Small Cap Equity Fund — Class A	| 3

ICA‑AR‑03‑26

RBC International Small Cap Equity Fund — Class A	| 4

RBC International Small Cap Equity Fund Class I / RISIX

ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026
This annual shareholder report contains important information about the RBC International Small Cap Equity Fund (“Fund”) for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1‑800‑422‑2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

RBC International Small Cap Equity Fund (Class I/RISIX)	$112	0.99%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities of small companies located throughout the world, excluding the United States. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The Fund currently considers “small companies” to be those within the market capitalization range of the MSCI ACWI ex USA Small Cap Index at the time of initial purchase by the Fund.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS

FACTOR	IMPACT	SUMMARY

Sector Security Selection	Negative	Security selection within communication services and health care detracted from relative performance.

Country Security Selection	Positive	Security selection within Japan and the Philippines were positive contributors to relative returns.

Country Allocation	Negative	Underweight exposure to Canada and South Korea detracted from relative performance.

RBC International Small Cap Equity Fund — Class I	| 1

Fund Performance
Growth of $100,000 Initial Investment Since Inception

AVERAGE ANNUAL TOTAL RETURN	1 YEAR	SINCE INCEPTION

RBC International Small Cap Equity Fund (Class I/RISIX)	25.47%	13.35%(a)

MSCI ACWI ex USA Net Total Return USD Index (Regulatory Benchmark)	24.91%	14.43%

MSCI ACWI ex USA Small Cap Total Return Net Index (Strategy Benchmark)	27.82%	13.20%

(a)	Commenced operations on December 14, 2022.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month‑end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1‑800‑973‑0073.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$7,553,154

Total number of portfolio holdings	81

Portfolio turnover rate as of the end of the reporting period	82%

Total advisory fee paid (net of fee waivers/reimbursements)	$(205,137)

RBC International Small Cap Equity Fund — Class I	| 2

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

Chroma ATE, Inc.	3.1%

International Container Terminal Services, Inc.	2.9%

Aker BP ASA	2.8%

Gaztransport Et Technigaz SA	2.7%

Food & Life Cos. Ltd.	2.4%

Technip Energies NV	2.4%

Beazley Plc	2.4%

Cranswick Plc	2.4%

Fabrinet	2.3%

Sieyuan Electric Co. Ltd.	2.3%

TOP TEN COUNTRIES

Japan	21.6%

United Kingdom	10.6%

China	8.1%

Australia	6.9%

Norway	6.7%

France	5.9%

Taiwan	5.6%

India	4.7%

United States	4.2%

Spain	4.2%

SECTOR ALLOCATION

Availability of Additional Information

You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1‑800‑422‑2766.

Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as “householding”. Shareholders may opt out of this single mailing at any time by calling us at 1‑800‑422‑2766.
Not FDIC Insured. No Bank Guarantee. May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada. Used under license. ©2026 RBC Global Asset Management (U.S.) Inc.

RBC International Small Cap Equity Fund — Class I	| 3

ICI-AR-03-26

RBC International Small Cap Equity Fund — Class I	| 4

RBC International Small Cap Equity Fund Class R6 / RISRX

ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026
This annual shareholder report contains important information about the RBC International Small Cap Equity Fund (“Fund”) for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1‑800‑422‑2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

RBC International Small Cap Equity Fund (Class R6/RISRX)	$106	0.94%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities of small companies located throughout the world, excluding the United States. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The Fund currently considers “small companies” to be those within the market capitalization range of the MSCI ACWI ex USA Small Cap Index at the time of initial purchase by the Fund.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS

FACTOR	IMPACT	SUMMARY

Sector Security Selection	Negative	Security selection within communication services and health care detracted from relative performance.

Country Security Selection	Positive	Security selection within Japan and the Philippines were positive contributors to relative returns.

Country Allocation	Negative	Underweight exposure to Canada and South Korea detracted from relative performance.

RBC International Small Cap Equity Fund — Class R6	| 1

Fund Performance
Growth of $250,000 Initial Investment Since Inception

AVERAGE ANNUAL TOTAL RETURN	1 YEAR	SINCE INCEPTION

RBC International Small Cap Equity Fund (Class R6/RISRX)	25.63%	13.43%(a)

MSCI ACWI ex USA Net Total Return USD Index (Regulatory Benchmark)	24.91%	14.43%

MSCI ACWI ex USA Small Cap Total Return Net Index (Strategy Benchmark)	27.82%	13.20%

(a)	Commenced operations on December 14, 2022.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$7,553,154

Total number of portfolio holdings	81

Portfolio turnover rate as of the end of the reporting period	82%

Total advisory fee paid (net of fee waivers/reimbursements)	$(205,137)

RBC International Small Cap Equity Fund — Class R6	| 2

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

Chroma ATE, Inc.	3.1%

International Container Terminal Services, Inc.	2.9%

Aker BP ASA	2.8%

Gaztransport Et Technigaz SA	2.7%

Food & Life Cos. Ltd.	2.4%

Technip Energies NV	2.4%

Beazley Plc	2.4%

Cranswick Plc	2.4%

Fabrinet	2.3%

Sieyuan Electric Co. Ltd.	2.3%

TOP TEN COUNTRIES

Japan	21.6%

United Kingdom	10.6%

China	8.1%

Australia	6.9%

Norway	6.7%

France	5.9%

Taiwan	5.6%

India	4.7%

United States	4.2%

Spain	4.2%

SECTOR ALLOCATION

Availability of Additional Information

You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1‑800‑422‑2766.

Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as “householding”. Shareholders may opt out of this single mailing at any time by calling us at 1‑800‑422‑2766.
Not FDIC Insured. No Bank Guarantee. May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada. Used under license. ©2026 RBC Global Asset Management (U.S.) Inc.

RBC International Small Cap Equity Fund — Class R6	| 3

ICR-AR-03-26

RBC International Small Cap Equity Fund — Class R6	| 4

RBC International Equity Fund Class A / RIEAX

ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026
This annual shareholder report contains important information about the RBC International Equity Fund (“Fund”) for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1‑800‑422‑2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

RBC International Equity Fund (Class A/RIEAX)	$111	1.04%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities of companies located throughout the world, excluding the United States. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS

FACTOR	IMPACT	SUMMARY

Sector Security Selection	Negative	Security selection within health care and financials weighed on relative performance.

Country Security Selection	Negative	Negative security selection within Japan and the United Kingdom detracted from relative returns.

Country Allocation	Positive	Out of benchmark exposure to Taiwan and underweight to Switzerland benefitted relative performance.

RBC International Equity Fund — Class A	| 1

Fund Performance
Growth of $10,000 Initial Investment Since Inception

AVERAGE ANNUAL TOTAL RETURN	1 YEAR	SINCE INCEPTION

RBC International Equity Fund (Class A/RIEAX) — including maximum sales load (5.75%)	6.99%	8.58%(a)

RBC International Equity Fund (Class A/RIEAX) — excluding sales load	13.48%	10.55%(a)

MSCI EAFE Total Return Net Index	21.27%	13.93%

(a)	Commenced operations on December 14, 2022.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month‑end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1‑800‑973‑0073.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$28,192,776

Total number of portfolio holdings	95

Portfolio turnover rate as of the end of the reporting period	82%

Total advisory fee paid (net of fee waivers/reimbursements)	$(65,366)

RBC International Equity Fund — Class A	| 2

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

Taiwan Semiconductor Manufacturing Co. Ltd.	3.3%

ASML Holding NV	3.2%

DBS Group Holdings Ltd.	2.8%

AstraZeneca Plc	2.7%

Novartis AG	2.5%

Mitsubishi Heavy Industries Ltd.	2.5%

Iberdrola SA	2.4%

Marubeni Corp.	2.1%

Shell Plc	2.0%

TotalEnergies SE	2.0%

TOP TEN COUNTRIES

Japan	23.1%

United Kingdom	13.3%

France	8.5%

Switzerland	7.5%

Germany	6.9%

Australia	5.9%

Netherlands	5.4%

Spain	5.1%

Taiwan	3.3%

Denmark	3.2%

SECTOR ALLOCATION

Availability of Additional Information

You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1‑800‑422‑2766.

Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as “householding”. Shareholders may opt out of this single mailing at any time by calling us at 1‑800‑422‑2766.
Not FDIC Insured. No Bank Guarantee. May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada. Used under license. ©2026 RBC Global Asset Management (U.S.) Inc.

RBC International Equity Fund — Class A	| 3

IEA-AR-03-26

RBC International Equity Fund — Class A	| 4

RBC International Equity Fund Class I / RIEIX

ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026
This annual shareholder report contains important information about the RBC International Equity Fund (“Fund”) for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1‑800‑422‑2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

RBC International Equity Fund (Class I/RIEIX)	$84	0.79%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities of companies located throughout the world, excluding the United States. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS

FACTOR	IMPACT	SUMMARY

Sector Security Selection	Negative	Security selection within health care and financials weighed on relative performance.

Country Security Selection	Negative	Negative security selection within Japan and the United Kingdom detracted from relative returns.

Country Allocation	Positive	Out of benchmark exposure to Taiwan and underweight to Switzerland benefitted relative performance.

RBC International Equity Fund — Class I	| 1

Fund Performance
Growth of $100,000 Initial Investment Since Inception

AVERAGE ANNUAL TOTAL RETURN	1 YEAR	SINCE INCEPTION

RBC International Equity Fund (Class I/RIEIX)	13.73%	10.82%(a)

MSCI EAFE Total Return Net Index	21.27%	13.93%

(a)	Commenced operations on December 14, 2022.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$28,192,776

Total number of portfolio holdings	95

Portfolio turnover rate as of the end of the reporting period	82%

Total advisory fee paid (net of fee waivers/reimbursements)	$(65,366)

RBC International Equity Fund — Class I	| 2

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

Taiwan Semiconductor Manufacturing Co. Ltd.	3.3%

ASML Holding NV	3.2%

DBS Group Holdings Ltd.	2.8%

AstraZeneca Plc	2.7%

Novartis AG	2.5%

Mitsubishi Heavy Industries Ltd.	2.5%

Iberdrola SA	2.4%

Marubeni Corp.	2.1%

Shell Plc	2.0%

TotalEnergies SE	2.0%

TOP TEN COUNTRIES

Japan	23.1%

United Kingdom	13.3%

France	8.5%

Switzerland	7.5%

Germany	6.9%

Australia	5.9%

Netherlands	5.4%

Spain	5.1%

Taiwan	3.3%

Denmark	3.2%

SECTOR ALLOCATION

Availability of Additional Information

You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1‑800‑422‑2766.

Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as “householding”. Shareholders may opt out of this single mailing at any time by calling us at 1‑800‑422‑2766.
Not FDIC Insured. No Bank Guarantee. May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada. Used under license. ©2026 RBC Global Asset Management (U.S.) Inc.

RBC International Equity Fund — Class I	| 3

IEI-AR-03-26

RBC International Equity Fund — Class I	| 4

RBC International Equity Fund Class R6 / RIERX

ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026
This annual shareholder report contains important information about the RBC International Equity Fund (“Fund”) for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1‑800‑422‑2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

RBC International Equity Fund (Class R6/RIERX)	$79	0.74%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities of companies located throughout the world, excluding the United States. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS

FACTOR	IMPACT	SUMMARY

Sector Security Selection	Negative	Security selection within health care and financials weighed on relative performance.

Country Security Selection	Negative	Negative security selection within Japan and the United Kingdom detracted from relative returns.

Country Allocation	Positive	Out of benchmark exposure to Taiwan and underweight to Switzerland benefitted relative performance.

RBC International Equity Fund — Class R6	| 1

Fund Performance
Growth of $250,000 Initial Investment Since Inception

AVERAGE ANNUAL TOTAL RETURN	1 YEAR	SINCE INCEPTION

RBC International Equity Fund (Class R6/RIERX)	13.79%	10.89%(a)

MSCI EAFE Total Return Net Index	21.27%	13.93%

(a)	Commenced operations on December 14, 2022.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$28,192,776

Total number of portfolio holdings	95

Portfolio turnover rate as of the end of the reporting period	82%

Total advisory fee paid (net of fee waivers/reimbursements)	$(65,366)

RBC International Equity Fund — Class R6	| 2

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

Taiwan Semiconductor Manufacturing Co. Ltd.	3.3%

ASML Holding NV	3.2%

DBS Group Holdings Ltd.	2.8%

AstraZeneca Plc	2.7%

Novartis AG	2.5%

Mitsubishi Heavy Industries Ltd.	2.5%

Iberdrola SA	2.4%

Marubeni Corp.	2.1%

Shell Plc	2.0%

TotalEnergies SE	2.0%

TOP TEN COUNTRIES

Japan	23.1%

United Kingdom	13.3%

France	8.5%

Switzerland	7.5%

Germany	6.9%

Australia	5.9%

Netherlands	5.4%

Spain	5.1%

Taiwan	3.3%

Denmark	3.2%

SECTOR ALLOCATION

Availability of Additional Information

You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1‑800‑422‑2766.

Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as “householding”. Shareholders may opt out of this single mailing at any time by calling us at 1‑800‑422‑2766.
Not FDIC Insured. No Bank Guarantee. May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada. Used under license. ©2026 RBC Global Asset Management (U.S.) Inc.

RBC International Equity Fund — Class R6	| 3

IER-AR-03-26

RBC International Equity Fund — Class R6	| 4

RBC Global Opportunities Fund Class A / RGPAX

ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026
This annual shareholder report contains important information about the RBC Global Opportunities Fund (“Fund”) for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1‑800‑422‑2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

RBC Global Opportunities Fund (Class A/RGPAX)	$107	1.00%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by primarily investing in equity securities of issuers located throughout the world, including both developed and emerging markets. Under normal circumstances, the Fund will typically invest at least the lesser of (i) 40% of its total assets in the securities of issuers located in countries other than the United States or (ii) an amount of its total assets equal to the approximate percentage of issuers located in countries other than the United States included in the MSCI ACWI Net Total Return USD Index, unless the Sub‑Adviser determines, in its sole discretion, that conditions are not favorable. If the Sub‑Adviser determines that conditions are not favorable, the Fund may invest under 40% of its total assets in the securities of issuers located outside of the United States, provided that the Fund will not invest less than 30% of its total assets in such securities except for temporary defensive purposes. The Fund will normally invest in equity securities of companies domiciled in at least three countries (one of which may be the United States).
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS

FACTOR	IMPACT	SUMMARY

Sector Security Selection	Negative	Security selection within information technology and financials detracted from relative returns.

Sector Security Selection	Positive	Security selection within Industrials and Communications Services were additive to relative returns.

Country Allocation	Negative	The fund’s underweight exposure to South Korea and Canada detracted from relative performance.

RBC Global Opportunities Fund — Class A	| 1

Fund Performance
Growth of $10,000 Initial Investment Over 10 Years

AVERAGE ANNUAL TOTAL RETURN	1 YEAR	5 YEARS	10 YEARS

RBC Global Opportunities Fund (Class A/RGPAX) — including maximum sales load (5.75%)	8.33%	3.39%	9.86%(a)

RBC Global Opportunities Fund (Class A/RGPAX) — excluding sales load	14.92%	4.61%	10.52%(a)

MSCI ACWI Net Total Return USD Index	20.01%	9.49%	11.33%

(a)
The Fund’s Class A shares commenced operations on January 28, 2020. Performance shown for this share class prior to commencement of operations reflects the performance of Class I shares (which commenced operations on December 3, 2014) and has been adjusted to reflect the fees and expenses of Class A.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month‑end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1‑800‑973‑0073.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$429,043,255

Total number of portfolio holdings	44

Portfolio turnover rate as of the end of the reporting period	79%

Total advisory fee paid (net of fee waivers/reimbursements)	$2,871,538

RBC Global Opportunities Fund — Class A	| 2

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

NVIDIA Corp.	6.7%

Apple, Inc.	6.2%

Alphabet, Inc.	5.6%

JPMorgan Chase & Co.	3.7%

Taiwan Semiconductor Manufacturing Co. Ltd.	3.5%

AIA Group Ltd.	3.1%

Walmart, Inc.	3.1%

Cheniere Energy, Inc.	2.9%

ConocoPhillips	2.9%

National Grid Plc	2.8%

TOP TEN COUNTRIES

United States	66.6%

United Kingdom	12.8%

France	3.8%

Taiwan	3.5%

Hong Kong	3.1%

Japan	2.8%

Italy	2.5%

Germany	2.3%

Brazil	1.8%

SECTOR ALLOCATION

Availability of Additional Information

You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1‑800‑422‑2766.

Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as “householding”. Shareholders may opt out of this single mailing at any time by calling us at 1‑800‑422‑2766.
Not FDIC Insured. No Bank Guarantee. May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada. Used under license. ©2026 RBC Global Asset Management (U.S.) Inc.

RBC Global Opportunities Fund — Class A	| 3

GOA-AR-03-26

RBC Global Opportunities Fund — Class A	| 4

RBC Global Opportunities Fund Class I / RGOIX

ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026
This annual shareholder report contains important information about the RBC Global Opportunities Fund (“Fund”) for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1‑800‑422‑2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

RBC Global Opportunities Fund (Class I/RGOIX)	$81	0.75%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by primarily investing in equity securities of issuers located throughout the world, including both developed and emerging markets. Under normal circumstances, the Fund will typically invest at least the lesser of (i) 40% of its total assets in the securities of issuers located in countries other than the United States or (ii) an amount of its total assets equal to the approximate percentage of issuers located in countries other than the United States included in the MSCI ACWI Net Total Return USD Index, unless the Sub‑Adviser determines, in its sole discretion, that conditions are not favorable. If the Sub‑Adviser determines that conditions are not favorable, the Fund may invest under 40% of its total assets in the securities of issuers located outside of the United States, provided that the Fund will not invest less than 30% of its total assets in such securities except for temporary defensive purposes. The Fund will normally invest in equity securities of companies domiciled in at least three countries (one of which may be the United States).
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS

FACTOR	IMPACT	SUMMARY

Sector Security Selection	Negative	Security selection within information technology and financials detracted from relative returns.

Sector Security Selection	Positive	Security selection within Industrials and Communications Services were additive to relative returns.

Country Allocation	Negative	The fund’s underweight exposure to South Korea and Canada detracted from relative performance.

RBC Global Opportunities Fund — Class I	| 1

Fund Performance
Growth of $100,000 Initial Investment Over 10 Years

AVERAGE ANNUAL TOTAL RETURN	1 YEAR	5 YEARS	10 YEARS

RBC Global Opportunities Fund (Class I/RGOIX)	15.20%	4.88%	10.77%

MSCI ACWI Net Total Return USD Index	20.01%	9.49%	11.33%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month‑end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1‑800‑973‑0073.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$429,043,255

Total number of portfolio holdings	44

Portfolio turnover rate as of the end of the reporting period	79%

Total advisory fee paid (net of fee waivers/reimbursements)	$2,871,538

RBC Global Opportunities Fund — Class I	| 2

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

NVIDIA Corp.	6.7%

Apple, Inc.	6.2%

Alphabet, Inc.	5.6%

JPMorgan Chase & Co.	3.7%

Taiwan Semiconductor Manufacturing Co. Ltd.	3.5%

AIA Group Ltd.	3.1%

Walmart, Inc.	3.1%

Cheniere Energy, Inc.	2.9%

ConocoPhillips	2.9%

National Grid Plc	2.8%

TOP TEN COUNTRIES

United States	66.6%

United Kingdom	12.8%

France	3.8%

Taiwan	3.5%

Hong Kong	3.1%

Japan	2.8%

Italy	2.5%

Germany	2.3%

Brazil	1.8%

SECTOR ALLOCATION

Availability of Additional Information

You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1‑800‑422‑2766.

Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as “householding”. Shareholders may opt out of this single mailing at any time by calling us at 1‑800‑422‑2766.
Not FDIC Insured. No Bank Guarantee. May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada. Used under license. ©2026 RBC Global Asset Management (U.S.) Inc.

RBC Global Opportunities Fund — Class I	| 3

GOI-AR-03-26

RBC Global Opportunities Fund — Class I	| 4

RBC Global Opportunities Fund Class R6 / RGORX

ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026
This annual shareholder report contains important information about the RBC Global Opportunities Fund (“Fund”) for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1‑800‑422‑2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

RBC Global Opportunities Fund (Class R6/RGORX)	$75	0.70%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by primarily investing in equity securities of issuers located throughout the world, including both developed and emerging markets. Under normal circumstances, the Fund will typically invest at least the lesser of (i) 40% of its total assets in the securities of issuers located in countries other than the United States or (ii) an amount of its total assets equal to the approximate percentage of issuers located in countries other than the United States included in the MSCI ACWI Net Total Return USD Index, unless the Sub‑Adviser determines, in its sole discretion, that conditions are not favorable. If the Sub‑Adviser determines that conditions are not favorable, the Fund may invest under 40% of its total assets in the securities of issuers located outside of the United States, provided that the Fund will not invest less than 30% of its total assets in such securities except for temporary defensive purposes. The Fund will normally invest in equity securities of companies domiciled in at least three countries (one of which may be the United States).
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS

FACTOR	IMPACT	SUMMARY

Sector Security Selection	Negative	Security selection within information technology and financials detracted from relative returns.

Sector Security Selection	Positive	Security selection within Industrials and Communications Services were additive to relative returns.

Country Allocation	Negative	The fund’s underweight exposure to South Korea and Canada detracted from relative performance.

RBC Global Opportunities Fund — Class R6	| 1

Fund Performance
Growth of $250,000 Initial Investment Over 10 Years

AVERAGE ANNUAL TOTAL RETURN	1 YEAR	5 YEARS	10 YEARS

RBC Global Opportunities Fund (Class R6/RGORX)	15.21%	4.92%	10.82%(a)

MSCI ACWI Net Total Return USD Index	20.01%	9.49%	11.33%

(a)
The Fund’s Class R6 shares commenced operations on November 22, 2016. Performance shown for this share class prior to commencement of operations reflects the performance of Class I shares (which commenced operations on December 3, 2014) and has been adjusted to reflect the fees and expenses of Class R6.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$429,043,255

Total number of portfolio holdings	44

Portfolio turnover rate as of the end of the reporting period	79%

Total advisory fee paid (net of fee waivers/reimbursements)	$2,871,538

RBC Global Opportunities Fund — Class R6	| 2

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

NVIDIA Corp.	6.7%

Apple, Inc.	6.2%

Alphabet, Inc.	5.6%

JPMorgan Chase & Co.	3.7%

Taiwan Semiconductor Manufacturing Co. Ltd.	3.5%

AIA Group Ltd.	3.1%

Walmart, Inc.	3.1%

Cheniere Energy, Inc.	2.9%

ConocoPhillips	2.9%

National Grid Plc	2.8%

TOP TEN COUNTRIES

United States	66.6%

United Kingdom	12.8%

France	3.8%

Taiwan	3.5%

Hong Kong	3.1%

Japan	2.8%

Italy	2.5%

Germany	2.3%

Brazil	1.8%

SECTOR ALLOCATION

Availability of Additional Information

You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1‑800‑422‑2766.

Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as “householding”. Shareholders may opt out of this single mailing at any time by calling us at 1‑800‑422‑2766.
Not FDIC Insured. No Bank Guarantee. May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada. Used under license. ©2026 RBC Global Asset Management (U.S.) Inc.

RBC Global Opportunities Fund — Class R6	| 3

GOR-AR-03-26

RBC Global Opportunities Fund — Class R6	| 4

RBC Emerging Markets Value Equity Fund Class A / REVAX

ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026
This annual shareholder report contains important information about the RBC Emerging Markets Value Equity Fund (“Fund”) for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1‑800‑422‑2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

RBC Emerging Markets Value Equity Fund (Class A/REVAX)	$148	1.21%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities tied economically to emerging market countries that are considered to be undervalued in relation to earnings, dividends and/or assets. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS

FACTOR	IMPACT	SUMMARY

Sector Security Selection	Positive	Security selection within information technology and financials contributed positively to relative returns.

Sector Allocation	Negative	The fund’s overweight to real estate weighed on relative returns.

Country Security Selection	Positive	Security selection in Taiwan and South Korea contributed positively to relative performance.

Country Allocation	Positive	The fund’s underweight to India and Saudi Arabia benefitted relative returns.

RBC Emerging Markets Value Equity Fund — Class A	| 1

Fund Performance
Growth of $10,000 Initial Investment Since Inception

AVERAGE ANNUAL TOTAL RETURN	1 YEAR	5 YEARS	SINCE INCEPTION

RBC Emerging Markets Value Equity Fund (Class A/REVAX) — including maximum sales load (5.75%)	35.70%	5.81%	5.80%(a)

RBC Emerging Markets Value Equity Fund (Class A/REVAX) — excluding sales load	44.01%	7.08%	6.57%(a)

MSCI Emerging Markets Net Total Return USD Index	29.55%	3.69%	4.99%

(a)
The Fund’s Class A shares commenced operations on April 19, 2022. Performance shown for this share class prior to commencement of operations reflects the performance of Class I share (which commenced operations on February 9, 2018) and has been adjusted to reflect the fees and expenses of Class A.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month‑end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1‑800‑973‑0073.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$101,261,125

Total number of portfolio holdings	80

Portfolio turnover rate as of the end of the reporting period	82%

Total advisory fee paid (net of fee waivers/reimbursements)	$346,761

RBC Emerging Markets Value Equity Fund — Class A	| 2

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

Taiwan Semiconductor Manufacturing Co. Ltd.	9.6%

Samsung Electronics Co. Ltd., 0.94%	6.4%

Alibaba Group Holding Ltd.	3.7%

ASE Technology Holding Co. Ltd.	2.9%

SK Hynix, Inc.	2.8%

China Resources Land Ltd.	2.6%

China Merchants Bank Co. Ltd.	2.6%

Axis Bank Ltd.	2.5%

Naspers Ltd.	2.4%

Lotes Co. Ltd.	1.5%

TOP TEN COUNTRIES

China	23.7%

Taiwan	18.3%

Korea	14.3%

India	9.8%

South Africa	6.7%

Brazil	4.5%

United Arab Emirates	2.4%

Mexico	2.1%

Saudi Arabia	1.9%

Peru	1.9%

SECTOR ALLOCATION

Availability of Additional Information

You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1‑800‑422‑2766.

Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as “householding”. Shareholders may opt out of this single mailing at any time by calling us at 1‑800‑422‑2766.
Not FDIC Insured. No Bank Guarantee. May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada. Used under license. ©2026 RBC Global Asset Management (U.S.) Inc.

RBC Emerging Markets Value Equity Fund — Class A	| 3

EVA‑AR‑03‑26

RBC Emerging Markets Value Equity Fund — Class A	| 4

RBC Emerging Markets Value Equity Fund Class I / REMVX

ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026
This annual shareholder report contains important information about the RBC Emerging Markets Value Equity Fund (“Fund”) for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1‑800‑422‑2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

RBC Emerging Markets Value Equity Fund (Class I/REMVX)	$119	0.97%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities tied economically to emerging market countries that are considered to be undervalued in relation to earnings, dividends and/or assets. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS

FACTOR	IMPACT	SUMMARY

Sector Security Selection	Positive	Security selection within information technology and financials contributed positively to relative returns.

Sector Allocation	Negative	The fund’s overweight to real estate weighed on relative returns.

Country Security Selection	Positive	Security selection in Taiwan and South Korea contributed positively to relative performance.

Country Allocation	Positive	The fund’s underweight to India and Saudi Arabia benefitted relative returns.

RBC Emerging Markets Value Equity Fund — Class I	| 1

Fund Performance
Growth of $250,000 Initial Investment Since Inception

AVERAGE ANNUAL TOTAL RETURN	1 YEAR	5 YEARS	SINCE INCEPTION

RBC Emerging Markets Value Equity Fund (Class I/REMVX)	44.34%	7.33%	6.82%(a)

MSCI Emerging Markets Net Total Return USD Index	29.55%	3.69%	4.99%

(a)	Commenced operations on February 9, 2018.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$101,261,125

Total number of portfolio holdings	80

Portfolio turnover rate as of the end of the reporting period	82%

Total advisory fee paid (net of fee waivers/reimbursements)	$346,761

RBC Emerging Markets Value Equity Fund — Class I	| 2

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

Taiwan Semiconductor Manufacturing Co. Ltd.	9.6%

Samsung Electronics Co. Ltd., 0.94%	6.4%

Alibaba Group Holding Ltd.	3.7%

ASE Technology Holding Co. Ltd.	2.9%

SK Hynix, Inc.	2.8%

China Resources Land Ltd.	2.6%

China Merchants Bank Co. Ltd.	2.6%

Axis Bank Ltd.	2.5%

Naspers Ltd.	2.4%

Lotes Co. Ltd.	1.5%

TOP TEN COUNTRIES

China	23.7%

Taiwan	18.3%

Korea	14.3%

India	9.8%

South Africa	6.7%

Brazil	4.5%

United Arab Emirates	2.4%

Mexico	2.1%

Saudi Arabia	1.9%

Peru	1.9%

SECTOR ALLOCATION

Availability of Additional Information

You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1‑800‑422‑2766.

Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as “householding”. Shareholders may opt out of this single mailing at any time by calling us at 1‑800‑422‑2766.
Not FDIC Insured. No Bank Guarantee. May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada. Used under license. ©2026 RBC Global Asset Management (U.S.) Inc.

RBC Emerging Markets Value Equity Fund — Class I	| 3

EVI‑AR‑03‑26

RBC Emerging Markets Value Equity Fund — Class I	| 4

RBC Emerging Markets Value Equity Fund Class R6 / RMVRX

ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026
This annual shareholder report contains important information about the RBC Emerging Markets Value Equity Fund (“Fund”) for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1‑800‑422‑2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

RBC Emerging Markets Value Equity Fund (Class R6/RMVRX)	$110	0.90%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities tied economically to emerging market countries that are considered to be undervalued in relation to earnings, dividends and/or assets. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS

FACTOR	IMPACT	SUMMARY

Sector Security Selection	Positive	Security selection within information technology and financials contributed positively to relative returns.

Sector Allocation	Negative	The fund’s overweight to real estate weighed on relative returns.

Country Security Selection	Positive	Security selection in Taiwan and South Korea contributed positively to relative performance.

Country Allocation	Positive	The fund’s underweight to India and Saudi Arabia benefitted relative returns.

RBC Emerging Markets Value Equity Fund — Class R6	| 1

Fund Performance
Growth of $250,000 Initial Investment Since Inception

AVERAGE ANNUAL TOTAL RETURN	1 YEAR	5 YEARS	SINCE INCEPTION

RBC Emerging Markets Value Equity Fund (Class R6/RMVRX)	44.31%	7.40%	6.88%(a)

MSCI Emerging Markets Net Total Return USD Index	29.55%	3.69%	4.99%
(a) Commenced operations on February 9, 2018.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$101,261,125

Total number of portfolio holdings	80

Portfolio turnover rate as of the end of the reporting period	82%

Total advisory fee paid (net of fee waivers/reimbursements)	$346,761

RBC Emerging Markets Value Equity Fund — Class R6	| 2

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

Taiwan Semiconductor Manufacturing Co. Ltd.	9.6%

Samsung Electronics Co. Ltd., 0.94%	6.4%

Alibaba Group Holding Ltd.	3.7%

ASE Technology Holding Co. Ltd.	2.9%

SK Hynix, Inc.	2.8%

China Resources Land Ltd.	2.6%

China Merchants Bank Co. Ltd.	2.6%

Axis Bank Ltd.	2.5%

Naspers Ltd.	2.4%

Lotes Co. Ltd.	1.5%

TOP TEN COUNTRIES

China	23.7%

Taiwan	18.3%

Korea	14.3%

India	9.8%

South Africa	6.7%

Brazil	4.5%

United Arab Emirates	2.4%

Mexico	2.1%

Saudi Arabia	1.9%

Peru	1.9%

SECTOR ALLOCATION

Availability of Additional Information

You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1‑800‑422‑2766.

Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as “householding”. Shareholders may opt out of this single mailing at any time by calling us at 1‑800‑422‑2766.
Not FDIC Insured. No Bank Guarantee. May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada. Used under license. ©2026 RBC Global Asset Management (U.S.) Inc.

RBC Emerging Markets Value Equity Fund — Class R6	| 3

EVR‑AR‑03‑26

RBC Emerging Markets Value Equity Fund — Class R6	| 4

RBC Emerging Markets ex‑China Equity Fund Class A / RECAX

ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026
This annual shareholder report contains important information about the RBC Emerging Markets ex‑China Equity Fund (“Fund”) for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1‑800‑422‑2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

RBC Emerging Markets ex‑China Equity Fund (Class A/RECAX)	$136	1.13%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities economically tied to emerging market countries (excluding China). For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS

FACTOR	IMPACT	SUMMARY

Sector Security Selection	Positive	Security selection within information technology and materials contributed positively to relative performance.

Sector Allocation	Negative	The fund’s overweight to consumer staples and real estate detracted from relative returns.

Country Security Selection	Negative	Security selection within South Africa and Mexico weighed on relative returns.

Country Allocation	Negative	The fund’s overweight to Argentina and Indonesia detracted from relative performance.

RBC Emerging Markets ex‑China Equity Fund — Class A	| 1

Fund Performance
Growth of $10,000 Initial Investment Since Inception

AVERAGE ANNUAL TOTAL RETURN	1 YEAR	SINCE INCEPTION

RBC Emerging Markets ex‑China Equity Fund (Class A/RECAX) — including maximum sales load (5.75%)	32.64%	16.14%(a)

RBC Emerging Markets ex‑China Equity Fund (Class A/RECAX) — excluding sales load	40.73%	18.25%(a)

MSCI Emerging Markets Net Total Return USD Index (Regulatory Benchmark)	29.55%	14.70%

MSCI Emerging Markets ex‑China Total Return Net Index (Strategy Benchmark)	41.30%	17.78%

(a)	Commenced operations on December 15, 2022.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month‑end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1‑800‑973‑0073.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$69,141,241

Total number of portfolio holdings	52

Portfolio turnover rate as of the end of the reporting period	24%

Total advisory fee paid (net of fee waivers/reimbursements)	$193,395

RBC Emerging Markets ex‑China Equity Fund — Class A	| 2

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

Taiwan Semiconductor Manufacturing Co. Ltd.	10.3%

Samsung Electronics Co. Ltd., 0.94%	5.3%

SK Hynix, Inc.	4.9%

Delta Electronics, Inc.	4.8%

Antofagasta Plc	4.3%

Chroma ATE, Inc.	3.8%

Samsung Electronics Co. Ltd.	2.9%

Fomento Economico Mexicano SAB de CV	2.8%

B3 SA - Brasil Bolsa Balcao	2.8%

Samsung Fire & Marine Insurance Co. Ltd.	2.7%

TOP TEN COUNTRIES

Taiwan	27.6%

Korea	20.7%

India	14.5%

Brazil	9.0%

South Africa	5.4%

Mexico	4.4%

Chile	4.3%

Indonesia	1.9%

United Kingdom	1.8%

United Arab Emirates	1.7%

SECTOR ALLOCATION

Availability of Additional Information

You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1‑800‑422‑2766.

Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as “householding”. Shareholders may opt out of this single mailing at any time by calling us at 1‑800‑422‑2766.
Not FDIC Insured. No Bank Guarantee. May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada. Used under license. ©2026 RBC Global Asset Management (U.S.) Inc.

RBC Emerging Markets ex‑China Equity Fund — Class A	| 3

EXA‑AR‑03‑26

RBC Emerging Markets ex‑China Equity Fund — Class A	| 4

RBC Emerging Markets ex‑China Equity Fund Class I / RECIX

ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026
This annual shareholder report contains important information about the RBC Emerging Markets ex‑China Equity Fund (“Fund”) for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1‑800‑422‑2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

RBC Emerging Markets ex‑China Equity Fund (Class I/RECIX)	$109	0.90%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities economically tied to emerging market countries (excluding China). For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS

FACTOR	IMPACT	SUMMARY

Sector Security Selection	Positive	Security selection within information technology and materials contributed positively to relative performance.

Sector Allocation	Negative	The fund’s overweight to consumer staples and real estate detracted from relative returns.

Country Security Selection	Negative	Security selection within South Africa and Mexico weighed on relative returns.

Country Allocation	Negative	The fund’s overweight to Argentina and Indonesia detracted from relative performance.

RBC Emerging Markets ex-China Equity Fund — Class I	| 1

Fund Performance
Growth of $250,000 Initial Investment Since Inception

AVERAGE ANNUAL TOTAL RETURN	1 YEAR	SINCE INCEPTION

RBC Emerging Markets ex‑China Equity Fund (Class I/RECIX)	41.25%	18.60%(a)

MSCI Emerging Markets Net Total Return USD Index (Regulatory Benchmark)	29.55%	14.70%

MSCI Emerging Markets ex‑China Total Return Net Index (Strategy Benchmark)	41.30%	17.78%

(a)	Commenced operations on December 15, 2022.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month‑end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1‑800‑973‑0073.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$69,141,241

Total number of portfolio holdings	52

Portfolio turnover rate as of the end of the reporting period	24%

Total advisory fee paid (net of fee waivers/reimbursements)	$193,395

RBC Emerging Markets ex-China Equity Fund — Class I	| 2

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

Taiwan Semiconductor Manufacturing Co. Ltd.	10.3%

Samsung Electronics Co. Ltd., 0.94%	5.3%

SK Hynix, Inc.	4.9%

Delta Electronics, Inc.	4.8%

Antofagasta Plc	4.3%

Chroma ATE, Inc.	3.8%

Samsung Electronics Co. Ltd.	2.9%

Fomento Economico Mexicano SAB de CV	2.8%

B3 SA - Brasil Bolsa Balcao	2.8%

Samsung Fire & Marine Insurance Co. Ltd.	2.7%

TOP TEN COUNTRIES

Taiwan	27.6%

Korea	20.7%

India	14.5%

Brazil	9.0%

South Africa	5.4%

Mexico	4.4%

Chile	4.3%

Indonesia	1.9%

United Kingdom	1.8%

United Arab Emirates	1.7%

SECTOR ALLOCATION

Availability of Additional Information

You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1‑800‑422‑2766.

Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as “householding”. Shareholders may opt out of this single mailing at any time by calling us at 1‑800‑422‑2766.
Not FDIC Insured. No Bank Guarantee. May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada. Used under license. ©2026 RBC Global Asset Management (U.S.) Inc.

RBC Emerging Markets ex-China Equity Fund — Class I	| 3

EXI-AR-03-26

RBC Emerging Markets ex-China Equity Fund — Class I	| 4

RBC Emerging Markets ex‑China Equity Fund Class R6 / RECRX

ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026
This annual shareholder report contains important information about the RBC Emerging Markets ex‑China Equity Fund (“Fund”) for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1‑800‑422‑2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

RBC Emerging Markets ex‑China Equity Fund (Class R6/RECRX)	$109	0.90%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities economically tied to emerging market countries (excluding China). For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS

FACTOR	IMPACT	SUMMARY

Sector Security Selection	Positive	Security selection within information technology and materials contributed positively to relative performance.

Sector Allocation	Negative	The fund’s overweight to consumer staples and real estate detracted from relative returns.

Country Security Selection	Negative	Security selection within South Africa and Mexico weighed on relative returns.

Country Allocation	Negative	The fund’s overweight to Argentina and Indonesia detracted from relative performance.

RBC Emerging Markets ex-China Equity Fund — Class R6	| 1

Fund Performance
Growth of $250,000 Initial Investment Since Inception

AVERAGE ANNUAL TOTAL RETURN	1 YEAR	SINCE INCEPTION

RBC Emerging Markets ex‑China Equity Fund (Class R6/RECRX)	41.18%	18.58%(a)

MSCI Emerging Markets Net Total Return USD Index (Regulatory Benchmark)	29.55%	14.70%

MSCI Emerging Markets ex‑China Total Return Net Index (Strategy Benchmark)	41.30%	17.78%

(a)	Commenced operations on December 15, 2022.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$69,141,241

Total number of portfolio holdings	52

Portfolio turnover rate as of the end of the reporting period	24%

Total advisory fee paid (net of fee waivers/reimbursements)	$193,395

RBC Emerging Markets ex-China Equity Fund — Class R6	| 2

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

Taiwan Semiconductor Manufacturing Co. Ltd.	10.3%

Samsung Electronics Co. Ltd., 0.94%	5.3%

SK Hynix, Inc.	4.9%

Delta Electronics, Inc.	4.8%

Antofagasta Plc	4.3%

Chroma ATE, Inc.	3.8%

Samsung Electronics Co. Ltd.	2.9%

Fomento Economico Mexicano SAB de CV	2.8%

B3 SA - Brasil Bolsa Balcao	2.8%

Samsung Fire & Marine Insurance Co. Ltd.	2.7%

TOP TEN COUNTRIES

Taiwan	27.6%

Korea	20.7%

India	14.5%

Brazil	9.0%

South Africa	5.4%

Mexico	4.4%

Chile	4.3%

Indonesia	1.9%

United Kingdom	1.8%

United Arab Emirates	1.7%

SECTOR ALLOCATION

Availability of Additional Information

You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1‑800‑422‑2766.

Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as “householding”. Shareholders may opt out of this single mailing at any time by calling us at 1‑800‑422‑2766.
Not FDIC Insured. No Bank Guarantee. May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada. Used under license. ©2026 RBC Global Asset Management (U.S.) Inc.

RBC Emerging Markets ex-China Equity Fund — Class R6	| 3

EXR-AR-03-26

RBC Emerging Markets ex-China Equity Fund — Class R6	| 4

RBC Emerging Markets Equity Fund Class A / REEAX

ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026
This annual shareholder report contains important information about the RBC Emerging Markets Equity Fund (“Fund”) for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1‑800‑422‑2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

RBC Emerging Markets Equity Fund (Class A/REEAX)	$130	1.13%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities tied to emerging market countries that are considered by the Fund to have the potential to provide long-term capital growth. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS

FACTOR	IMPACT	SUMMARY

Sector Security Selection	Positive	Security selection within materials and financials contributed positively to relative returns.

Sector Allocation	Negative	The fund’s overweight exposure to consumer staples and underweight exposure to information technology detracted from relative returns.

Country Security Selection	Negative	Security selection in South Africa and India detracted from relative performance.

Country Allocation	Positive	The fund’s zero weighting to Saudi Arabia and overweight to Peru benefitted relative returns.

RBC Emerging Markets Equity Fund — Class A	| 1

Fund Performance
Growth of $10,000 Initial Investment Over 10 Years

AVERAGE ANNUAL TOTAL RETURN	1 YEAR	5 YEARS	10 YEARS

RBC Emerging Markets Equity Fund (Class A/REEAX) — including maximum sales load (5.75%)	22.47%	3.45%	7.30%

RBC Emerging Markets Equity Fund (Class A/REEAX) — excluding sales load	29.91%	4.68%	7.94%

MSCI Emerging Markets Net Total Return USD Index	29.55%	3.69%	7.80%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month‑end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1‑800‑973‑0073.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$5,419,101,767

Total number of portfolio holdings	53

Portfolio turnover rate as of the end of the reporting period	20%

Total advisory fee paid (net of fee waivers/reimbursements)	$35,448,658

RBC Emerging Markets Equity Fund — Class A	| 2

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

Taiwan Semiconductor Manufacturing Co. Ltd.	10.1%

Samsung Electronics Co. Ltd., 0.94%	5.9%

SK Hynix, Inc.	5.7%

Tencent Holdings Ltd.	4.6%

Antofagasta Plc	4.3%

HDFC Bank Ltd., ADR	3.8%

AIA Group Ltd.	3.2%

Delta Electronics, Inc.	3.0%

B3 SA - Brasil Bolsa Balcao	2.8%

Fomento Economico Mexicano SAB de CV	2.5%

TOP TEN COUNTRIES

Taiwan	19.3%

China	18.2%

Korea	15.8%

India	11.5%

Brazil	7.0%

Hong Kong	5.5%

South Africa	4.4%

Chile	4.3%

Mexico	3.3%

Peru	2.1%

SECTOR ALLOCATION

Availability of Additional Information

You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1‑800‑422‑2766.

Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as “householding”. Shareholders may opt out of this single mailing at any time by calling us at 1‑800‑422‑2766.
Not FDIC Insured. No Bank Guarantee. May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada. Used under license. ©2026 RBC Global Asset Management (U.S.) Inc.

RBC Emerging Markets Equity Fund — Class A	| 3

EMA-AR-03-26

RBC Emerging Markets Equity Fund — Class A	| 4

RBC Emerging Markets Equity Fund Class I / REEIX

ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026
This annual shareholder report contains important information about the RBC Emerging Markets Equity Fund (“Fund”) for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1‑800‑422‑2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

RBC Emerging Markets Equity Fund (Class I/REEIX)	$101	0.88%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities tied to emerging market countries that are considered by the Fund to have the potential to provide long-term capital growth. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS

FACTOR	IMPACT	SUMMARY

Sector Security Selection	Positive	Security selection within materials and financials contributed positively to relative returns.

Sector Allocation	Negative	The fund’s overweight exposure to consumer staples and underweight exposure to information technology detracted from relative returns.

Country Security Selection	Negative	Security selection in South Africa and India detracted from relative performance.

Country Allocation	Positive	The fund’s zero weighting to Saudi Arabia and overweight to Peru benefitted relative returns.

RBC Emerging Markets Equity Fund — Class I	| 1

Fund Performance
Growth of $250,000 Initial Investment Over 10 Years

AVERAGE ANNUAL TOTAL RETURN	1 YEAR	5 YEARS	10 YEARS

RBC Emerging Markets Equity Fund (Class I/REEIX)	30.17%	4.92%	8.19%

MSCI Emerging Markets Net Total Return USD Index	29.55%	3.69%	7.80%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month‑end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1‑800‑973‑0073.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$5,419,101,767

Total number of portfolio holdings	53

Portfolio turnover rate as of the end of the reporting period	20%

Total advisory fee paid (net of fee waivers/reimbursements)	$35,448,658

RBC Emerging Markets Equity Fund — Class I	| 2

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

Taiwan Semiconductor Manufacturing Co. Ltd.	10.1%

Samsung Electronics Co. Ltd., 0.94%	5.9%

SK Hynix, Inc.	5.7%

Tencent Holdings Ltd.	4.6%

Antofagasta Plc	4.3%

HDFC Bank Ltd., ADR	3.8%

AIA Group Ltd.	3.2%

Delta Electronics, Inc.	3.0%

B3 SA - Brasil Bolsa Balcao	2.8%

Fomento Economico Mexicano SAB de CV	2.5%

TOP TEN COUNTRIES

Taiwan	19.3%

China	18.2%

Korea	15.8%

India	11.5%

Brazil	7.0%

Hong Kong	5.5%

South Africa	4.4%

Chile	4.3%

Mexico	3.3%

Peru	2.1%

SECTOR ALLOCATION

Availability of Additional Information

You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1‑800‑422‑2766.

Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as “householding”. Shareholders may opt out of this single mailing at any time by calling us at 1‑800‑422‑2766.
Not FDIC Insured. No Bank Guarantee. May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada. Used under license. ©2026 RBC Global Asset Management (U.S.) Inc.

RBC Emerging Markets Equity Fund — Class I	| 3

EMI-AR-03-26

RBC Emerging Markets Equity Fund — Class I	| 4

RBC Emerging Markets Equity Fund Class R6 / RREMX

ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026
This annual shareholder report contains important information about the RBC Emerging Markets Equity Fund (“Fund”) for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1‑800‑422‑2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

RBC Emerging Markets Equity Fund (Class R6/RREMX)	$100	0.87%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities tied to emerging market countries that are considered by the Fund to have the potential to provide long-term capital growth. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS

FACTOR	IMPACT	SUMMARY

Sector Security Selection	Positive	Security selection within materials and financials contributed positively to relative returns.

Sector Allocation	Negative	The fund’s overweight exposure to consumer staples and underweight exposure to information technology detracted from relative returns.

Country Security Selection	Negative	Security selection in South Africa and India detracted from relative performance.

Country Allocation	Positive	The fund’s zero weighting to Saudi Arabia and overweight to Peru benefitted relative returns.

RBC Emerging Markets Equity Fund — Class R6	| 1

Fund Performance
Growth of $250,000 Initial Investment Over 10 Years

AVERAGE ANNUAL TOTAL RETURN	1 YEAR	5 YEARS	10 YEARS

RBC Emerging Markets Equity Fund (Class R6/RREMX)	30.34%	4.93%	8.20%(a)

MSCI Emerging Markets Net Total Return USD Index	29.55%	3.69%	7.80%

(a)
The Fund’s Class R6 shares commenced operations on November 22, 2016. Performance shown for this share class prior to commencement of operations reflects the performance of Class I shares (which commenced operations on December 20, 2013) and has been adjusted to reflect the fees and expenses of Class R6.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month‑end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1‑800‑973‑0073.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$5,419,101,767

Total number of portfolio holdings	53

Portfolio turnover rate as of the end of the reporting period	20%

Total advisory fee paid (net of fee waivers/reimbursements)	$35,448,658

RBC Emerging Markets Equity Fund — Class R6	| 2

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

Taiwan Semiconductor Manufacturing Co. Ltd.	10.1%

Samsung Electronics Co. Ltd., 0.94%	5.9%

SK Hynix, Inc.	5.7%

Tencent Holdings Ltd.	4.6%

Antofagasta Plc	4.3%

HDFC Bank Ltd., ADR	3.8%

AIA Group Ltd.	3.2%

Delta Electronics, Inc.	3.0%

B3 SA - Brasil Bolsa Balcao	2.8%

Fomento Economico Mexicano SAB de CV	2.5%

TOP TEN COUNTRIES

Taiwan	19.3%

China	18.2%

Korea	15.8%

India	11.5%

Brazil	7.0%

Hong Kong	5.5%

South Africa	4.4%

Chile	4.3%

Mexico	3.3%

Peru	2.1%

SECTOR ALLOCATION

Availability of Additional Information

You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1‑800‑422‑2766.

Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as “householding”. Shareholders may opt out of this single mailing at any time by calling us at 1‑800‑422‑2766.
Not FDIC Insured. No Bank Guarantee. May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada. Used under license. ©2026 RBC Global Asset Management (U.S.) Inc.

RBC Emerging Markets Equity Fund — Class R6	| 3

EMR-AR-03-26

RBC Emerging Markets Equity Fund — Class R6	| 4

RBC China Equity Fund Class A / RCEAX

ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026

This annual shareholder report contains important information about the RBC China Equity Fund (“Fund”) for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.

Fund Expenses
(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

RBC China Equity Fund (Class A/RCEAX)	$146	1.30%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity investments in issuers economically tied to China. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. For purposes of the 80% investment policy, China includes Mainland China, Hong Kong, and Macau.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS

FACTOR	IMPACT	SUMMARY

Sector Security Selection	Positive	Positive Security selection within information technology and industrials sectors contributed positively to relative returns.

Sector Allocation	Positive	The fund’s overweight exposure to materials and industrials sectors benefited relative returns.

RBC China Equity Fund — Class A	| 1

Fund Performance
Growth of $10,000 Initial Investment Since Inception

AVERAGE ANNUAL TOTAL RETURN	1 YEAR	SINCE INCEPTION

RBC China Equity Fund (Class A/RCEAX) — including maximum sales load (5.75%)	17.73%	4.77%(a)

RBC China Equity Fund (Class A/RCEAX) — excluding sales load	24.89%	6.34%(a)

MSCI China Net Total Return USD Index (Regulatory Benchmark)	3.85%	4.80%

MSCI China All Shares Net Total Return USD Index (Strategy Benchmark)	10.36%	3.64%

(a)	Commenced operations on April 11, 2022.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month‑end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1‑800‑973‑0073.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$6,478,785

Total number of portfolio holdings	83

Portfolio turnover rate as of the end of the reporting period	134%

Total advisory fee paid (net of fee waivers/reimbursements)	$(219,595)

RBC China Equity Fund — Class A	| 2

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

Tencent Holdings Ltd.	8.7%

Alibaba Group Holding Ltd.	7.1%

Contemporary Amperex Technology Co. Ltd.	6.6%

Naspers Ltd.	4.5%

Ping An Insurance Group Co. of China Ltd.	4.5%

Zijin Gold International Co. Ltd.	3.8%

China Life Insurance Co. Ltd.	3.6%

CSPC Pharmaceutical Group Ltd.	2.9%

POCO Holding Co. Ltd.	2.8%

CGN Mining Co. Ltd.	2.3%

SECTOR ALLOCATION

Availability of Additional Information

You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1‑800‑422‑2766.

Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as “householding”. Shareholders may opt out of this single mailing at any time by calling us at 1‑800‑422‑2766.
Not FDIC Insured. No Bank Guarantee. May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada. Used under license. ©2026 RBC Global Asset Management (U.S.) Inc.

RBC China Equity Fund — Class A	| 3

CHA-AR-03-26

RBC China Equity Fund — Class A	| 4

RBC China Equity Fund Class I / RBCIX

ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026
This annual shareholder report contains important information about the RBC China Equity Fund (“Fund”) for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1‑800‑422‑2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

RBC China Equity Fund (Class I/RBCIX)	$118	1.05%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity investments in issuers economically tied to China. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. For purposes of the 80% investment policy, China includes Mainland China, Hong Kong, and Macau.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS

FACTOR	IMPACT	SUMMARY

Sector Security Selection	Positive	Positive Security selection within information technology and industrials sectors contributed positively to relative returns.

Sector Allocation	Positive	The fund’s overweight exposure to materials and industrials sectors benefited relative returns.

RBC China Equity Fund — Class I	| 1

Fund Performance
Growth of $100,000 Initial Investment Since Inception

AVERAGE ANNUAL TOTAL RETURN	1 YEAR	SINCE INCEPTION

RBC China Equity Fund (Class I/RBCIX)	25.15%	6.59%(a)

MSCI China Net Total Return USD Index (Regulatory Benchmark)	3.85%	4.80%

MSCI China All Shares Net Total Return USD Index (Strategy Benchmark)	10.36%	3.64%

(a)	Commenced operations on April 11, 2022.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month‑end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1‑800‑973‑0073.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$6,478,785

Total number of portfolio holdings	83

Portfolio turnover rate as of the end of the reporting period	134%

Total advisory fee paid (net of fee waivers/reimbursements)	$(219,595)

RBC China Equity Fund — Class I	| 2

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

Tencent Holdings Ltd.	8.7%

Alibaba Group Holding Ltd.	7.1%

Contemporary Amperex Technology Co. Ltd.	6.6%

Naspers Ltd.	4.5%

Ping An Insurance Group Co. of China Ltd.	4.5%

Zijin Gold International Co. Ltd.	3.8%

China Life Insurance Co. Ltd.	3.6%

CSPC Pharmaceutical Group Ltd.	2.9%

POCO Holding Co. Ltd.	2.8%

CGN Mining Co. Ltd.	2.3%

SECTOR ALLOCATION

Availability of Additional Information

You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1‑800‑422‑2766.

Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as “householding”. Shareholders may opt out of this single mailing at any time by calling us at 1‑800‑422‑2766.
Not FDIC Insured. No Bank Guarantee. May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada. Used under license. ©2026 RBC Global Asset Management (U.S.) Inc.

RBC China Equity Fund — Class I	| 3

CHI-AR-03-26

RBC China Equity Fund — Class I	| 4

RBC China Equity Fund Class R6 / RBCRX

ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026
This annual shareholder report contains important information about the RBC China Equity Fund (“Fund”) for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1‑800‑422‑2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

RBC China Equity Fund (Class R6/RBCRX)	$113	1.00%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity investments in issuers economically tied to China. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. For purposes of the 80% investment policy, China includes Mainland China, Hong Kong, and Macau.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS

FACTOR	IMPACT	SUMMARY

Sector Security Selection	Positive	Positive Security selection within information technology and industrials sectors contributed positively to relative returns.

Sector Allocation	Positive	The fund’s overweight exposure to materials and industrials sectors benefited relative returns.

RBC China Equity Fund — Class R6	| 1

Fund Performance
Growth of $250,000 Initial Investment Since Inception

AVERAGE ANNUAL TOTAL RETURN	1 YEAR	SINCE INCEPTION

RBC China Equity Fund (Class R6/RBCRX)	25.31%	6.66%(a)

MSCI China Net Total Return USD Index (Regulatory Benchmark)	3.85%	4.80%

MSCI China All Shares Net Total Return USD Index (Strategy Benchmark)	10.36%	3.64%

(a)	Commenced operations on April 11, 2022.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month‑end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1‑800‑973‑0073.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$6,478,785

Total number of portfolio holdings	83

Portfolio turnover rate as of the end of the reporting period	134%

Total advisory fee paid (net of fee waivers/reimbursements)	$(219,595)

RBC China Equity Fund — Class R6	| 2

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

Tencent Holdings Ltd.	8.7%

Alibaba Group Holding Ltd.	7.1%

Contemporary Amperex Technology Co. Ltd.	6.6%

Naspers Ltd.	4.5%

Ping An Insurance Group Co. of China Ltd.	4.5%

Zijin Gold International Co. Ltd.	3.8%

China Life Insurance Co. Ltd.	3.6%

CSPC Pharmaceutical Group Ltd.	2.9%

POCO Holding Co. Ltd.	2.8%

CGN Mining Co. Ltd.	2.3%

SECTOR ALLOCATION

Availability of Additional Information

You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1‑800‑422‑2766.

Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as “householding”. Shareholders may opt out of this single mailing at any time by calling us at 1‑800‑422‑2766.
Not FDIC Insured. No Bank Guarantee. May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada. Used under license. ©2026 RBC Global Asset Management (U.S.) Inc.

RBC China Equity Fund — Class R6	| 3

CHR-AR-03-26

RBC China Equity Fund — Class R6	| 4

RBC BlueBay Ultra-Short Fixed Income Fund Class A / RULFX

ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026
This annual shareholder report contains important information about the RBC BlueBay Ultra-Short Fixed Income Fund (“Fund”) for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1‑800‑422‑2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

RBC BlueBay Ultra-Short Fixed Income Fund (Class A/RULFX)	$38	0.37%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to achieve a high level of current income consistent with preservation of capital by investing, under normal circumstances, at least 80% of its assets in fixed income securities. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related and asset-backed securities, and obligations of U.S. and foreign governments and their agencies. The Fund may invest in securities with fixed, floating or variable rates of interest. The Fund may invest up to 25% of its net assets in securities that are non‑investment grade (high yield/junk bond).
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS

FACTOR	IMPACT	SUMMARY

Income	Positive	Over the past year, the fund exhibited a strategic overweight to spread sectors, principally asset-backed securities (“ABS”) and investment grade corporate bonds. Income generated from these sectors was the primary driver of performance over the last 12 months.

Issuer Specific	Negative	Asset-backed securities issuer Tricolor experienced significant stress in late 2025 related to unexpected developments with the issuer. This caused a drag on performance relative to the benchmark.

Sector (ABS)	Positive	Strength in Residential and Auto asset-backed securities in the fund contributed positively to performance.

RBC BlueBay Ultra-Short Fixed Income Fund — Class A	| 1

Fund Performance
Growth of $10,000 Initial Investment Over 10 Years

AVERAGE ANNUAL TOTAL RETURN	1 YEAR	5 YEARS	10 YEARS

RBC BlueBay Ultra-Short Fixed Income Fund (Class A/RULFX)	3.81%	3.52%	2.87%

Bloomberg US Aggregate Bond Index (Regulatory Benchmark)	4.35%	0.31%	1.70%

ICE BofA US 1‑Year Treasury Bill Index (Strategy Benchmark)	3.75%	2.85%	2.20%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month‑end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1‑800‑973‑0073.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$59,258,133

Total number of portfolio holdings	106

Portfolio turnover rate as of the end of the reporting period	49%

Total advisory fee paid (net of fee waivers/reimbursements)	$(67,444)

RBC BlueBay Ultra-Short Fixed Income Fund — Class A	| 2

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 3.65%, 4/2/26	4.2%

U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 3.64%, 5/7/26	3.4%

U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 3.64%, 5/19/26	3.4%

U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 3.64%, 4/21/26	2.5%

Charles Schwab Corp. (The), (SOFR Index + 1.050%), 4.70%, 3/3/27	2.2%

Wells Fargo & Co., GMTN, 3.53%, 3/24/28	2.0%

Hyundai Capital America, (SOFR RATE + 1.120%), 4.77%, 6/23/27	1.7%

Citigroup, Inc., (SOFR RATE + 0.770%), 4.42%, 6/9/27	1.7%

UBS Group AG, 4.70%, 8/5/27	1.7%

Morgan Stanley, 1.59%, 5/4/27	1.7%

SECTOR ALLOCATION

Availability of Additional Information

You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1‑800‑422‑2766.

Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as “householding”. Shareholders may opt out of this single mailing at any time by calling us at 1‑800‑422‑2766.
Not FDIC Insured. No Bank Guarantee. May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada. Used under license. ©2026 RBC Global Asset Management (U.S.) Inc.

RBC BlueBay Ultra-Short Fixed Income Fund — Class A	| 3

BUSA-AR-03-26

RBC BlueBay Ultra-Short Fixed Income Fund — Class A	| 4

RBC BlueBay Ultra-Short Fixed Income Fund Class I / RUSIX

ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026
This annual shareholder report contains important information about the RBC BlueBay Ultra-Short Fixed Income Fund (“Fund”) for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1‑800‑422‑2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

RBC BlueBay Ultra-Short Fixed Income Fund (Class I/RUSIX)	$28	0.27%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to achieve a high level of current income consistent with preservation of capital by investing, under normal circumstances, at least 80% of its assets in fixed income securities. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related and asset-backed securities, and obligations of U.S. and foreign governments and their agencies. The Fund may invest in securities with fixed, floating or variable rates of interest. The Fund may invest up to 25% of its net assets in securities that are non‑investment grade (high yield/junk bond).
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS

FACTOR	IMPACT	SUMMARY

Income	Positive	Over the past year, the fund exhibited a strategic overweight to spread sectors, principally asset-backed securities (“ABS”) and investment grade corporate bonds. Income generated from these sectors was the primary driver of performance over the last 12 months.

Issuer Specific	Negative	Asset-backed securities issuer Tricolor experienced significant stress in late 2025 related to unexpected developments with the issuer. This caused a drag on performance relative to the benchmark.

Sector (ABS)	Positive	Strength in Residential and Auto asset-backed securities in the fund contributed positively to performance.

RBC BlueBay Ultra-Short Fixed Income Fund — Class I	| 1

Fund Performance
Growth of $10,000 Initial Investment Over 10 Years

AVERAGE ANNUAL TOTAL RETURN	1 YEAR	5 YEARS	10 YEARS

RBC BlueBay Ultra-Short Fixed Income Fund (Class I/RUSIX)	4.02%	3.62%	2.96%

Bloomberg US Aggregate Bond Index (Regulatory Benchmark)	4.35%	0.31%	1.70%

ICE BofA US 1‑Year Treasury Bill Index (Strategy Benchmark)	3.75%	2.85%	2.20%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month‑end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1‑800‑973‑0073.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$59,258,133

Total number of portfolio holdings	106

Portfolio turnover rate as of the end of the reporting period	49%

Total advisory fee paid (net of fee waivers/reimbursements)	$(67,444)

RBC BlueBay Ultra-Short Fixed Income Fund — Class I	| 2

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 3.65%, 4/2/26	4.2%

U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 3.64%, 5/7/26	3.4%

U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 3.64%, 5/19/26	3.4%

U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 3.64%, 4/21/26	2.5%

Charles Schwab Corp. (The), (SOFR Index + 1.050%), 4.70%, 3/3/27	2.2%

Wells Fargo & Co., GMTN, 3.53%, 3/24/28	2.0%

Hyundai Capital America, (SOFR RATE + 1.120%), 4.77%, 6/23/27	1.7%

Citigroup, Inc., (SOFR RATE + 0.770%), 4.42%, 6/9/27	1.7%

UBS Group AG, 4.70%, 8/5/27	1.7%

Morgan Stanley, 1.59%, 5/4/27	1.7%

SECTOR ALLOCATION

Availability of Additional Information

You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1‑800‑422‑2766.

Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as “householding”. Shareholders may opt out of this single mailing at any time by calling us at 1‑800‑422‑2766.
Not FDIC Insured. No Bank Guarantee. May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada. Used under license. ©2026 RBC Global Asset Management (U.S.) Inc.

RBC BlueBay Ultra-Short Fixed Income Fund — Class I	| 3

BUSI-AR-03-26

RBC BlueBay Ultra-Short Fixed Income Fund — Class I	| 4

RBC BlueBay Short Duration Fixed Income Fund Class A / RSHFX

ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026
This annual shareholder report contains important information about the RBC BlueBay Short Duration Fixed Income Fund (“Fund”) for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1‑800‑422‑2766.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

RBC BlueBay Short Duration Fixed Income Fund (Class A/RSHFX)	$44	0.44%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to achieve a high level of current income consistent with preservation of capital by investing, under normal circumstances, at least 80% of its assets in fixed income securities. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related and asset-backed securities, and obligations of U.S. and foreign governments and their agencies. The Fund may invest in securities with fixed, floating or variable rates of interest. The Fund may invest up to 25% of its net assets in securities that are non‑investment grade (high yield/junk bond).
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS

FACTOR	IMPACT	SUMMARY

Issuer Specific	Negative	Asset-backed securities issuer Tricolor experienced significant stress in late 2025 related to unexpected developments with the issuer. This caused a drag on performance relative to the benchmark starting in September 2025 and continuing until we exited the position in the 1st quarter 2026.

Sector - ABS	Negative	Stress in other areas of the asset-backed securities market, especially solar, contributed negatively to fund performance.

Sector - Corporates	Positive	Positioning within corporates, especially in Financials and Consumer Cyclicals, helped offset some of the negative performance from asset-backed securities holdings.

RBC BlueBay Short Duration Fixed Income Fund — Class A	| 1

Fund Performance
Growth of $10,000 Initial Investment Over 10 Years

AVERAGE ANNUAL TOTAL RETURN	1 YEAR	5 YEARS	10 YEARS

RBC BlueBay Short Duration Fixed Income Fund (Class A/RSHFX) — including maximum sales load (1.50%)	-1.01%	1.61%	2.12%

RBC BlueBay Short Duration Fixed Income Fund (Class A/RSHFX) — excluding sales load	0.51%	1.93%	2.28%

Bloomberg US Aggregate Bond Index (Regulatory Benchmark)	4.35%	0.31%	1.70%

ICE BofA 1‑3 Year US Corporate & Government Index (Strategy Benchmark)	3.96%	2.04%	2.03%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month‑end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1‑800‑973‑0073.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$11,667,889

Total number of portfolio holdings	86

Portfolio turnover rate as of the end of the reporting period	56%

Total advisory fee paid (net of fee waivers/reimbursements)	$(77,910)

RBC BlueBay Short Duration Fixed Income Fund — Class A	| 2

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

U.S. Treasury Notes, 3.38%, 2/29/28	5.1%

U.S. Treasury Notes, 3.50%, 2/15/29	5.1%

U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 3.65%, 4/2/26	4.3%

U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 3.65%, 4/7/26	4.3%

U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 3.64%, 4/21/26	4.3%

U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 3.64%, 5/5/26	4.3%

U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 3.64%, 5/19/26	3.2%

U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 3.64%, 5/28/26	3.2%

Lincoln Financial Global Funding, 4.20%, 1/12/29	2.1%

Foundry JV Holdco LLC, 5.90%, 1/25/30	1.8%

SECTOR ALLOCATION

Material Fund Changes
On March 19, 2026, the Fund’s Board of Trustees approved the liquidation and dissolution of the Fund, which will be effective June 22, 2026.

Availability of Additional Information

You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1‑800‑422‑2766.

Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as “householding”. Shareholders may opt out of this single mailing at any time by calling us at 1‑800‑422‑2766.
Not FDIC Insured. No Bank Guarantee. May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada. Used under license. ©2026 RBC Global Asset Management (U.S.) Inc.

RBC BlueBay Short Duration Fixed Income Fund — Class A	| 3

BSHA-AR-03-26

RBC BlueBay Short Duration Fixed Income Fund — Class A	| 4

RBC BlueBay Short Duration Fixed Income Fund Class I / RSDIX

ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026
This annual shareholder report contains important information about the RBC BlueBay Short Duration Fixed Income Fund (“Fund”) for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1‑800‑422‑2766.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

RBC BlueBay Short Duration Fixed Income Fund (Class I/RSDIX)	$34	0.34%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to achieve a high level of current income consistent with preservation of capital by investing, under normal circumstances, at least 80% of its assets in fixed income securities. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related and asset-backed securities, and obligations of U.S. and foreign governments and their agencies. The Fund may invest in securities with fixed, floating or variable rates of interest. The Fund may invest up to 25% of its net assets in securities that are non‑investment grade (high yield/junk bond).
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS

FACTOR	IMPACT	SUMMARY

Issuer Specific	Negative	Asset-backed securities issuer Tricolor experienced significant stress in late 2025 related to unexpected developments with the issuer. This caused a drag on performance relative to the benchmark starting in September 2025 and continuing until we exited the position in the 1st quarter 2026.

Sector - ABS	Negative	Stress in other areas of the asset-backed securities market, especially solar, contributed negatively to fund performance.

Sector - Corporates	Positive	Positioning within corporates, especially in Financials and Consumer Cyclicals, helped offset some of the negative performance from asset-backed securities holdings.

RBC BlueBay Short Duration Fixed Income Fund — Class I	| 1

Fund Performance
Growth of $10,000 Initial Investment Over 10 Years

AVERAGE ANNUAL TOTAL RETURN	1 YEAR	5 YEARS	10 YEARS

RBC BlueBay Short Duration Fixed Income Fund (Class I/RSDIX)	0.61%	2.05%	2.37%

Bloomberg US Aggregate Bond Index (Regulatory Benchmark)	4.35%	0.31%	1.70%

ICE BofA 1‑3 Year US Corporate & Government Index (Strategy Benchmark)	3.96%	2.04%	2.03%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month‑end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1‑800‑973‑0073.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$11,667,889

Total number of portfolio holdings	86

Portfolio turnover rate as of the end of the reporting period	56%

Total advisory fee paid (net of fee waivers/reimbursements)	$(77,910)

RBC BlueBay Short Duration Fixed Income Fund — Class I	| 2

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

U.S. Treasury Notes, 3.38%, 2/29/28	5.1%

U.S. Treasury Notes, 3.50%, 2/15/29	5.1%

U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 3.65%, 4/2/26	4.3%

U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 3.65%, 4/7/26	4.3%

U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 3.64%, 4/21/26	4.3%

U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 3.64%, 5/5/26	4.3%

U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 3.64%, 5/19/26	3.2%

U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 3.64%, 5/28/26	3.2%

Lincoln Financial Global Funding, 4.20%, 1/12/29	2.1%

Foundry JV Holdco LLC, 5.90%, 1/25/30	1.8%

SECTOR ALLOCATION

Material Fund Changes
On March 19, 2026, the Fund’s Board of Trustees approved the liquidation and dissolution of the Fund, which will be effective June 22, 2026.

Availability of Additional Information

You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1‑800‑422‑2766.

Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as “householding”. Shareholders may opt out of this single mailing at any time by calling us at 1‑800‑422‑2766.
Not FDIC Insured. No Bank Guarantee. May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada. Used under license. ©2026 RBC Global Asset Management (U.S.) Inc.

RBC BlueBay Short Duration Fixed Income Fund — Class I	| 3

BSHI‑AR‑03‑26

RBC BlueBay Short Duration Fixed Income Fund — Class I	| 4

(b)	Not applicable.

Item 2.	Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this item’s instructions.

(d)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is filed as an Exhibit.

Item 3.	Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s board of directors has determined that Margaret McCaffrey and James R. Seward are qualified to serve as an audit committee financial expert serving on its audit committee and that they are “independent,” as defined by Item 3 of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the annual financial statements of the relevant series of the registrant whose reports are included in this filing or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $371,190 for 2026 and $396,020 for 2025.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2026 and $0 for 2025.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $49,650 for 2026 and $67,175 for 2025.

Tax fees for both years relate to the review of the registrant’s tax returns. Amount requiring approval of the registrant’s audit committee is $0 and $0, respectively.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2026 and $0 for 2025.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Audit Committee (“Committee”) will review and approve in advance any proposal (except as set forth in (1) through (3) below) that the Trust employ the Funds’ auditor to render “permissible non-audit services” to the Funds. A “permissible non-audit service” is defined as a non-audit service that is not prohibited by Rule 2-01(c)(4) of Regulation S-X or other applicable law or regulation. The Committee will also review and approve in advance any proposal (except as set forth in (1) through (3) below) that the Adviser, and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Funds (an “Adviser-affiliated service provider”), employ the Funds’ auditor to render non-audit services, if such engagement would relate directly to the operations and financial reporting of the Funds. As a part of its review, the Committee shall consider whether the provision of such services is consistent with the auditor’s independence. (See also “Delegation” below.)

Pre-approval by the Committee of non-audit services is not required so long as:

(1)   (A) with respect to the Funds, the aggregate amount of all such permissible non-audit services provided to the Funds constitutes no more than 5% of the total amount of revenues paid to the auditor by the Funds during the fiscal year in which the services are provided; or

(B) with respect to the Adviser and any Adviser-affiliated service provider, the aggregate amount of all such non-audit services provided constitutes no more than 5% of the total amount of revenues (of the type that would have to be pre-approved by the Committee) paid to the auditor by the Funds, the Adviser and any Adviser-affiliated service provider during the fiscal year in which the services are provided;

(2)   such services were not recognized by the Funds at the time of the engagement to be non-audit services; and

(3)   such services are promptly brought to the attention of the Committee and approved by the Committee or its delegate or delegates, as defined below, prior to the completion of the audit.

Delegation

The Committee may delegate to one or more of its members and/or to officers of the Trust the authority to pre-approve the auditor’s provision of audit services or permissible non-audit services to the Funds in amounts up to and including $50,000. Any pre-approval determination made by a delegate will be presented to the full Committee at its next meeting. The Committee will communicate any pre-approval made by a delegate to the Trust’s fund accounting agent, which will ensure that the appropriate disclosure is made in the Funds’ periodic reports and other documents as required under the Federal securities laws.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)   N/A

(c)   0%

(d)   N/A

(f)

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $618,700 for 2026 and $708,351 for 2025.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

(a) Not applicable.

(b) Not applicable.

Item 6.	Investments.

(a)

The Registrant’s “Schedule I – Investments in securities of unaffiliated issuers” as of the close of the reporting period is included as part of the Financial Statements and Other Important Information filed under Item 7 of this form.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

RBC Global Asset Management Financial Statements and Other Important Information For the year ended March 31, 2026 RBC Emerging Markets Equity Fund RBC Emerging Markets ex-China Equity Fund RBC Emerging Markets Value Equity Fund RBC Global Opportunities Fund RBC International Equity Fund RBC International Small Cap Equity Fund RBC China Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Equity Fund

March 31, 2026

Shares		Value

Common Stocks — 92.5%
Australia — 1.1%
600,500	Anglogold Ashanti Plc	$58,464,680

Brazil — 7.0%
43,174,283	B3 SA - Brasil Bolsa Balcao	153,364,828
12,044,600	Banco do Brasil SA	53,620,950
19,719	MercadoLibre, Inc.*	34,094,545
21,521,922	Raia Drogasil SA	97,308,494
4,461,600	WEG SA	43,859,315

		382,248,132

Chile — 4.3%
5,182,908	Antofagasta Plc	232,424,800

China — 18.2%
8,145,017	Alibaba Group Holding Ltd.	127,668,982
1,854,668	Contemporary Amperex Technology Co. Ltd., Class A	109,733,403
2,396,966	Meituan, Class B(a),*	26,156,294
8,251,674	Midea Group Co. Ltd., Class A	91,914,384
20,207,581	NARI Technology Co. Ltd., Class A	76,627,225
2,879,543	NetEase, Inc.	64,342,850
12,425,334	Ping An Insurance Group Co. of China Ltd., Series H	95,541,057
1,566,162	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	37,708,792
3,912,286	Tencent Holdings Ltd.	246,757,194
865,562	Yum China Holdings, Inc.	42,222,115
1,321,450	Yum China Holdings, Inc.	65,638,013

		984,310,309

Hong Kong — 5.5%
15,679,598	AIA Group Ltd.	174,221,154
2,419,989	Hong Kong Exchanges & Clearing Ltd.	122,083,601

		296,304,755

India — 11.5%
4,834,064	Dr Reddy’s Laboratories Ltd.	64,789,998
8,288,600	HDFC Bank Ltd., ADR	206,220,368
13,256,905	Kotak Mahindra Bank Ltd.	49,903,544
4,225,832	Mahindra & Mahindra Ltd.	132,549,846
705,400	MakeMyTrip Ltd.*	26,304,366
5,743,450	Marico Ltd.	44,831,921
3,906,423	Tata Consultancy Services Ltd.	98,366,311

		622,966,354

Indonesia — 1.1%
157,448,541	Bank Central Asia Tbk PT	60,819,381

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Equity Fund (cont.)

March 31, 2026

Shares		Value

Korea — 9.9%
288,706	Samsung Electronics Co. Ltd.	$33,767,455
302,928	Samsung Fire & Marine Insurance Co. Ltd.	90,736,439
1,719,509	Shinhan Financial Group Co. Ltd.	102,485,073
547,435	SK Hynix, Inc.	310,595,528

		537,584,495

Mexico — 3.3%
1,208,800	Fomento Economico Mexicano SAB de CV, ADR	134,249,328
13,602,300	Wal-Mart de Mexico SAB de CV	44,351,861

		178,601,189

Peru — 2.1%
342,920	Credicorp Ltd.	116,311,606

Philippines — 1.0%
5,294,219	SM Investments Corp.	54,161,541

Poland — 0.4%
2,212,293	Dino Polska SA(a),*	19,993,659

South Africa — 4.4%
2,778,619	Clicks Group Ltd.	47,856,945
7,324,293	Discovery Ltd.	107,650,479
1,599,533	Naspers Ltd., Class N	82,739,057

		238,246,481

Taiwan — 19.3%
4,387,714	Advantech Co. Ltd.	44,991,525
3,641,002	Delta Electronics, Inc.	164,174,132
52,424,812	E.Sun Financial Holding Co. Ltd.	52,393,926
2,722,790	MediaTek, Inc.	130,599,096
3,698,391	President Chain Store Corp.	26,047,775
9,447,702	Taiwan Semiconductor Manufacturing Co. Ltd.	546,403,356
27,405,247	Uni-President Enterprises Corp.	61,216,305
864,830	Voltronic Power Technology Corp.	20,043,653

		1,045,869,768

Thailand — 1.0%
9,794,598	Kasikornbank Public Co. Ltd., NVDR	57,144,924

United Arab Emirates — 1.0%
25,805,667	Aldar Properties PJSC	55,776,997

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Equity Fund (cont.)

March 31, 2026

Shares		Value
United Kingdom — 1.4%
1,347,599	Unilever Plc	$73,982,363

Total Common Stocks		5,015,211,434

(Cost $3,977,097,882)

Preferred Stocks — 5.9%
Korea — 5.9%
3,932,261	Samsung Electronics Co. Ltd., 0.94%	317,426,220

Total Preferred Stocks		317,426,220

(Cost $187,576,761)

Investment Company — 1.5%
79,189,780	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1 (b)	79,189,780

Total Investment Company		79,189,780

(Cost $79,189,780)

Total Investments		$5,411,827,434
(Cost $4,243,864,423)(c) — 99.9%

Other assets in excess of liabilities — 0.1%		7,274,333

NET ASSETS — 100.0%		$5,419,101,767

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Affiliated investment.
(c)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).
*	Non-income producing security.

Abbreviations used are defined below:

ADR - American Depositary Receipt

NVDR - Non-Voting Depository Receipt

See Notes to the Financial Statements.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets ex-China Equity Fund

March 31, 2026

Shares		Value

Common Stocks — 93.8%
Australia — 1.4%
10,000	Anglogold Ashanti Plc	$973,600

Brazil — 9.0%
538,100	B3 SA - Brasil Bolsa Balcao	1,911,453
194,600	Banco do Brasil SA	866,333
442	MercadoLibre, Inc.*	764,227
303,864	Raia Drogasil SA	1,373,878
131,100	WEG SA	1,288,766

		6,204,657

Chile — 4.3%
65,925	Antofagasta Plc	2,956,372

India — 14.5%
59,500	Dr. Reddy’s Laboratories Ltd., ADR	824,075
100,080	HDFC Bank Ltd.	783,931
48,100	HDFC Bank Ltd., ADR	1,196,728
107,561	Hindalco Industries Ltd.	1,017,147
194,864	Kotak Mahindra Bank Ltd.	733,535
51,853	Mahindra & Mahindra Ltd.	1,626,451
9,700	MakeMyTrip Ltd.*	361,713
141,689	Marico Ltd.	1,105,988
79,539	Phoenix Mills Ltd. (The)	1,274,825
26,578	Tata Consultancy Services Ltd.	669,252
42,954	Tata Consumer Products Ltd.	461,955

		10,055,600

Indonesia — 1.9%
2,561,600	Bank Central Asia Tbk PT	989,498
3,471,800	Sumber Alfaria Trijaya Tbk PT	304,661

		1,294,159

Korea — 15.3%
13,475	LEENO Industrial, Inc.	878,119
84,970	Macquarie Korea Infrastructure Fund	625,495
17,253	Samsung Electronics Co. Ltd.	2,017,935
6,240	Samsung Fire & Marine Insurance Co. Ltd.	1,869,076
29,996	Shinhan Financial Group Co. Ltd.	1,787,802
6,015	SK Hynix, Inc.	3,412,701

		10,591,128

Mexico — 4.4%
172,600	Fomento Economico Mexicano SAB de CV	1,912,920
91,900	Regional SAB de CV	788,659
106,900	Wal-Mart de Mexico SAB de CV	348,560

		3,050,139

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets ex-China Equity Fund (cont.)

March 31, 2026

Shares		Value

Peru — 1.7%
3,520	Credicorp Ltd.	$1,193,914

Philippines — 1.3%
85,010	SM Investments Corp.	869,679

Poland — 0.6%
46,601	Dino Polska SA(a),*	421,158

Saudi Arabia — 0.9%
21,748	Al Rajhi Bank	619,964

South Africa — 5.4%
44,694	Clicks Group Ltd.	769,777
118,639	Discovery Ltd.	1,743,724
9,357	Naspers Ltd., Class N	484,010
549,208	Pepkor Holdings Ltd.(a)	738,371

		3,735,882

Taiwan — 27.6%
68,597	Advantech Co. Ltd.	703,392
73,203	ASE Technology Holding Co. Ltd.	805,684
55,183	Chroma ATE, Inc.	2,647,926
73,915	Delta Electronics, Inc.	3,332,855
1,460,853	E.Sun Financial Holding Co. Ltd.	1,459,992
35,119	MediaTek, Inc.	1,684,489
122,844	Taiwan Semiconductor Manufacturing Co. Ltd.	7,104,624
359,653	Uni-President Enterprises Corp.	803,373
23,962	Voltronic Power Technology Corp.	555,353

		19,097,688

Thailand — 0.8%
96,900	Kasikornbank Public Co. Ltd., NVDR	565,347

United Arab Emirates — 1.7%
558,180	Aldar Properties PJSC	1,206,464

United Kingdom — 1.8%
22,217	Unilever Plc	1,219,700

Vietnam — 1.2%
891,806	Asia Commercial Bank JSC	803,309

Total Common Stocks		64,858,760

(Cost $50,209,426)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets ex-China Equity Fund (cont.)

March 31, 2026

Shares		Value

Preferred Stocks — 5.4%
Korea — 5.4%
45,789	Samsung Electronics Co. Ltd., 0.94%	$3,696,252

Total Preferred Stocks		3,696,252

(Cost $2,165,119)

Investment Company — 1.0%
695,805	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1 (b)	695,805

Total Investment Company		695,805

(Cost $695,805)

Total Investments		$69,250,817
(Cost $53,070,350)(c) — 100.2%

Liabilities in excess of other assets — (0.2)%		(109,576)

NET ASSETS — 100.0%		$69,141,241

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Affiliated investment.
(c)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).
*	Non-income producing security.

Abbreviations used are defined below:

ADR – American Depositary Receipt

NVDR – Non-Voting Depository Receipt

See Notes to the Financial Statements.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Value Equity Fund

March 31, 2026

Shares		Value

Common Stocks — 91.7%
Argentina — 1.4%
56,566	Corp. America Airports SA*	$1,430,554

Brazil — 3.2%
167,900	Banco do Brasil SA	747,468
249,100	Hypera SA	1,116,174
210,940	Lojas Renner SA	605,554
228,432	SLC Agricola SA	821,585

		3,290,781

Chile — 0.4%
157,016	Cencosud SA	428,672

China — 23.7%
238,900	Alibaba Group Holding Ltd.	3,744,636
260,698	Beijing New Building Materials Plc, Class A	989,296
406,500	China Merchants Bank Co. Ltd., Class H	2,582,993
700,000	China Resources Land Ltd.	2,594,432
155,500	Chuangxin Industries Holdings Ltd.*	579,404
10,899	Contemporary Amperex Technology Co. Ltd., Class A	644,851
704,000	CSPC Pharmaceutical Group Ltd.	830,834
60,000	Meituan, Class B(a),*	654,735
123,600	Midea Group Co. Ltd., Class A	1,376,765
171,999	Ping An Insurance Group Co. of China Ltd., Series H	1,322,537
638,000	Sany Heavy Equipment International Holdings Co. Ltd.	905,937
122,000	SITC International Holdings Co. Ltd.	534,180
3,243,000	Topsports International Holdings Ltd.(a)	1,141,854
24,350	Trip.com Group Ltd.	1,203,346
400,000	Weichai Power Co. Ltd., Class H	1,418,490
666,061	Xinyi Glass Holdings Ltd.	835,691
178,700	Zhejiang Dingli Machinery Co. Ltd., Class A	1,267,167
280,600	Zijin Mining Group Co. Ltd., Class A	1,362,725

		23,989,873

Egypt — 0.8%
354,868	Commercial International Bank Egypt SAE, GDR	786,273

Greece — 0.4%
117,780	Alpha Bank SA	436,884

Hong Kong — 1.3%
54,400	AIA Group Ltd.	604,456
381,300	Samsonite Group SA(a)	709,294

		1,313,750

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Value Equity Fund (cont.)

March 31, 2026

Shares		Value

Hungary — 0.9%
8,574	OTP Bank Nyrt	$919,372

India — 9.8%
77,920	Aurobindo Pharma Ltd.	1,083,588
204,418	Axis Bank Ltd.	2,531,762
43,100	HDFC Bank Ltd., ADR	1,072,328
143,696	Hindalco Industries Ltd.	1,358,857
167,595	KEC International Ltd.	909,163
216,285	LT Foods Ltd.	841,025
537,707	Redington Ltd.	1,152,653
101,807	Shriram Finance Ltd.	947,195

		9,896,571

Indonesia — 1.2%
2,677,900	Bank Negara Indonesia Persero Tbk PT	598,014
8,448,600	Mitra Adiperkasa Tbk PT	600,946

		1,198,960

Korea — 7.9%
55,226	Amorepacific Holdings Corp.	1,031,580
11,565	DB Insurance Co. Ltd.	1,297,178
17,705	Hana Financial Group, Inc.	1,290,639
4,856	Hyundai Motor Co.	1,495,942
5,021	SK Hynix, Inc.	2,848,740

		7,964,079

Mexico — 2.1%
252,714	Gentera SAB de CV	716,843
114,755	Grupo Comercial Chedraui SA de CV	671,704
80,500	Regional SAB de CV	690,828

		2,079,375

Pakistan — 0.6%
700,672	Habib Bank Ltd.	624,041

Peru — 1.9%
31,000	Cia de Minas Buenaventura SAA, ADR	1,117,240
2,430	Credicorp Ltd.	824,207

		1,941,447

Philippines — 1.8%
115,430	Ayala Corp.	964,927
431,680	BDO Unibank, Inc.	812,146

		1,777,073

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Value Equity Fund (cont.)

March 31, 2026

Shares		Value

Russia — 0.00%
2,322,600	Sistema PJSFC(b),(c),*,#	$0
893,930	United Co. RUSAL International PJSC(b),(c),*,#	0

		0

Saudi Arabia — 1.9%
87,457	Saudi National Bank (The)	987,287
43,237	United Electronics Co.	931,832

		1,919,119

South Africa — 6.7%
68,920	Absa Group Ltd.	992,786
991,699	Growthpoint Properties Ltd., REIT	950,860
124,271	MTN Group Ltd.	1,451,070
47,957	Naspers Ltd., Class N	2,480,672
974,806	Netcare Ltd.	952,111

		6,827,499

Taiwan — 18.3%
267,987	ASE Technology Holding Co. Ltd.	2,949,510
9,768	AURAS Technology Co. Ltd.	281,131
53,877	Innodisk Corp.	1,480,902
23,381	Lotes Co. Ltd.	1,560,381
24,428	MediaTek, Inc.	1,171,693
167,727	Taiwan Semiconductor Manufacturing Co. Ltd.	9,700,411
75,546	Taiwan Union Technology Corp.	1,410,233

		18,554,261

Turkey — 1.8%
551,372	Akbank TAS	822,960
76,453	Migros Ticaret AS	1,039,440

		1,862,400

United Arab Emirates — 2.4%
491,445	Aldar Properties PJSC	1,062,221
175,125	Emirates NBD Bank PJSC	1,319,376

		2,381,597

United Kingdom — 0.9%
123,569	Pepco Group NV	895,368

United States — 0.8%
16,500	Globant SA*	760,815

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Value Equity Fund (cont.)

March 31, 2026

Shares		Value

Vietnam — 1.5%
753,479	Ho Chi Minh City Development Joint Stock Commercial Bank*	$730,600
787,800	Hoa Phat Group JSC*	812,413

		1,543,013

Total Common Stocks		92,821,777

(Cost $82,505,843)

Preferred Stocks — 8.3%
Brazil — 1.3%
122,629	Axia Energia*	1,338,541

Colombia — 0.6%
80,354	Davivienda Group SA, 1.46%	569,575

Korea — 6.4%
80,178	Samsung Electronics Co. Ltd., 0.94%	6,472,256

Total Preferred Stocks		8,380,372

(Cost $6,070,581)

Investment Company — 0.8%
832,162	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1 (d)	832,162

Total Investment Company		832,162

(Cost $832,162)

Total Investments		$102,034,311
(Cost $89,408,586)(e) — 100.8%

Liabilities in excess of other assets — (0.8)%		(773,186)

NET ASSETS — 100.0%		$101,261,125

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Value Equity Fund (cont.)

March 31, 2026

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliated investment.
(e)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).
*	Non-income producing security.
#

Denotes a restricted security, which is subject to legal or contractual restrictions on resale as the result of Office of Foreign Assets Control (“OFAC”) sanctions on certain Russian entities. These securities are valued at fair value determined in good faith under valuation procedures approved by the Fund’s Board of Trustees. At March 31, 2026, the total market value of these securities amounts to $0, which represents 0.00% of the Fund’s total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost	Value
Sistema PJSFC	01/14/2021–01/20/2022	2,322,600	$962,301	$0
United Co. RUSAL International PJSC	05/27/2021–02/04/2022	893,930	756,088	0

			$1,718,389	$0

Abbreviations used are defined below:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

REIT - Real Estate Investment Trust

See Notes to the Financial Statements.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Global Opportunities Fund

March 31, 2026

Shares		Value

Common Stocks — 98.9%
Brazil — 1.8%
4,450	MercadoLibre, Inc.*	$7,694,139

France — 3.8%
15,496	LVMH Moet Hennessy Louis Vuitton SE	8,470,883
23,588	Safran SA	7,718,685

		16,189,568

Germany — 2.3%
57,264	Siemens Energy AG	9,875,152

Hong Kong — 3.1%
1,184,224	AIA Group Ltd.	13,158,301

Italy — 2.5%
1,807,092	Intesa Sanpaolo SpA	10,929,084

Japan — 2.8%
360,700	Mitsubishi Electric Corp.	11,797,448

Taiwan — 3.5%
44,460	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	15,025,257

United Kingdom — 12.8%
48,294	AstraZeneca Plc	9,443,409
4,900	AstraZeneca Plc	966,378
211,204	BAE Systems Plc	6,192,186
81,806	InterContinental Hotels Group Plc	10,788,155
699,264	National Grid Plc	11,803,641
325,542	Standard Chartered Plc	6,784,247
163,490	Unilever Plc	8,975,501

		54,953,517

United States — 66.3%
3,500	Alphabet, Inc., Class C	1,004,010
83,400	Alphabet, Inc., Class A	23,982,504
104,100	Apple, Inc.	26,419,539
10,240	AppLovin Corp., Class A*	4,075,520
2,980	AutoZone, Inc.*	10,065,784
29,900	Boeing Co. (The)*	5,950,997
29,680	Broadcom, Inc.	9,186,257
43,300	Cheniere Energy, Inc.	12,286,808
92,800	ConocoPhillips	12,249,600
89,600	Corteva, Inc.	7,500,416
65,700	CRH Plc	6,906,384
138,900	CSX Corp.	5,701,845

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Global Opportunities Fund (cont.)

March 31, 2026

Shares		Value
10,660	Eli Lilly & Co.	$9,804,748
39,300	Guidewire Software, Inc.*	5,877,708
28,900	Houlihan Lokey, Inc.	4,150,618
63,200	Intercontinental Exchange, Inc.	9,940,096
71,300	Ionis Pharmaceuticals, Inc.*	5,353,917
53,340	JPMorgan Chase & Co.	15,690,494
11,880	McKesson Corp.	10,280,477
4,960	Monolithic Power Systems, Inc.	5,423,016
116,670	Netflix, Inc.*	11,217,821
163,600	NVIDIA Corp.	28,531,840
37,100	Packaging Corp. of America	7,873,362
78,000	Prologis, Inc., REIT	10,310,040
29,200	Snowflake, Inc.*	4,403,944
19,120	Thermo Fisher Scientific, Inc.	9,398,054
62,400	Twilio, Inc., Class A*	7,851,168
105,400	Walmart, Inc.	13,099,112

		284,536,079

Total Common Stocks		424,158,545

(Cost $390,821,314)

Investment Company — 0.3%
1,300,788	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1 (a)	1,300,788

Total Investment Company		1,300,788

(Cost $1,300,788)

Total Investments		$425,459,333
(Cost $392,122,102)(b) — 99.2%
Other assets in excess of liabilities — 0.8%		3,583,922

NET ASSETS — 100.0%		$429,043,255

(a)	Affiliated investment.
(b)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).
*	Non-income producing security.

Abbreviations used are defined below:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

See Notes to the Financial Statements.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC International Equity Fund

March 31, 2026

Shares		Value

Common Stocks — 98.5%
Australia — 5.9%
8,476	BHP Group Ltd.	$306,683
5,596	Goodman Group, REIT	100,468
21,726	IGO Ltd.*	121,293
15,947	National Australia Bank Ltd.	461,278
21,830	Paladin Energy Ltd.*	173,861
4,067	Rio Tinto Plc	377,311
30,825	Westgold Resources Ltd.	129,681

		1,670,575

China — 0.8%
3,500	Tencent Holdings Ltd.	220,753

Denmark — 3.2%
1,190	DSV A/S	287,395
8,183	Novo Nordisk A/S, Class B	299,453
1,957	Novonesis Novozymes, Class B	116,267
6,428	Vestas Wind Systems A/S	193,939

		897,054

Finland — 0.9%
24,710	Sampo Oyj, Class A	264,158

France — 8.5%
1,771	Accor SA	84,943
1,913	Air Liquide SA	395,414
5,574	Engie SA	179,636
1,038	EssilorLuxottica SA	241,880
676	L’Oreal SA	276,004
571	LVMH Moet Hennessy Louis Vuitton SE	312,137
1,258	Schneider Electric SE	342,656
6,032	TotalEnergies SE	553,582

		2,386,252

Germany — 6.9%
878	Allianz SE	370,796
424	Deutsche Boerse AG	124,209
9,520	Deutsche Telekom AG	355,317
517	Heidelberg Materials AG	109,106
877	Mercedes-Benz Group AG	53,903
144	Rheinmetall AG	242,897
932	SAP SE	158,890
1,025	Siemens AG	249,725
1,647	Siemens Energy AG	284,024

		1,948,867

Hong Kong — 2.5%
28,200	AIA Group Ltd.	313,339

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC International Equity Fund (cont.)

March 31, 2026

Shares		Value
38,000	Henderson Land Development Co. Ltd.	$141,178
16,798	Prudential Plc	233,545

		688,062

Ireland — 2.6%
16,683	Bank of Ireland Group Plc	302,684
828	CRH Plc	86,627
6,128	Ryanair Holdings Plc, ADR	354,198

		743,509

Italy — 2.3%
21,586	Intesa Sanpaolo SpA	130,550
25,597	Terna – Rete Elettrica Nazionale	292,763
3,199	UniCredit SpA	229,509

		652,822

Japan — 23.1%
1,800	Advantest Corp.	248,412
13,100	Asics Corp.	352,195
1,000	Fast Retailing Co. Ltd.	395,106
19,800	Fujikura Ltd.	544,540
7,100	Hitachi Ltd.	208,282
14,200	Inpex Corp.	420,029
1,900	Kioxia Holdings Corp.*	248,140
16,000	Marubeni Corp.	585,311
25,600	Mitsubishi Heavy Industries Ltd.	703,403
25,800	Mitsubishi UFJ Financial Group, Inc.	436,896
27,700	Mitsui Fudosan Co. Ltd.	295,294
6,900	NEC Corp.	171,693
16,000	Obayashi Corp.	387,528
19,500	Ryohin Keikaku Co. Ltd.	416,122
9,400	SoftBank Group Corp.	228,888
7,100	Sumitomo Metal Mining Co. Ltd.	413,243
6,300	Tokio Marine Holdings, Inc.	295,728
7,500	Toyota Motor Corp.	155,905

		6,506,715

Korea — 0.3%
263	SK Square Co. Ltd.*	86,593

Netherlands — 5.4%
152	ASM International NV	115,209
678	ASML Holding NV	901,575
2,081	Heineken NV	160,067
13,354	ING Groep NV	346,625

		1,523,476

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC International Equity Fund (cont.)

March 31, 2026

Shares		Value

Norway — 1.1%
3,334	Aker BP ASA	$123,254
6,318	DNB Bank ASA	197,682

		320,936

Singapore — 2.8%
17,900	DBS Group Holdings Ltd.	796,552

Spain — 5.1%
15,558	Banco Bilbao Vizcaya Argentaria SA	336,046
25,123	Banco Santander SA	281,647
29,012	Iberdrola SA	664,205
8,224	Redeia Corp. SA	139,400

		1,421,298

Sweden — 2.4%
6,401	Assa Abloy AB, Class B	231,383
12,931	Atlas Copco AB, Class A	228,191
9,000	Hexagon AB, Class B	87,589
242	Spotify Technology SA*	117,348

		664,511

Switzerland — 7.5%
2,769	ABB Ltd.	225,142
1,649	Holcim AG	136,309
2,656	Nestle SA	260,530
4,619	Novartis AG	708,991
1,333	Roche Holding AG	531,988
6,688	UBS Group AG	260,788

		2,123,748

Taiwan — 3.3%
15,908	Taiwan Semiconductor Manufacturing Co. Ltd.	920,032

United Kingdom — 13.3%
3,888	AstraZeneca Plc	760,260
5,440	British American Tobacco Plc	315,840
2,108	Coca-Cola Europacific Partners Plc	191,132
3,269	DCC Plc	202,472
7,812	Diageo Plc	145,281
19,462	Haleon Plc	96,317
26,244	HSBC Holdings Plc	430,995
1,388	London Stock Exchange Group Plc	163,906
31,989	NatWest Group Plc	236,973
2,071	RELX Plc	68,972
17,696	Rolls-Royce Holdings Plc	268,845

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC International Equity Fund (cont.)

March 31, 2026

Shares		Value
12,199	Shell Plc	$564,997
5,576	Unilever Plc	306,119

		3,752,109

United States — 0.6%
2,720	Sunbelt Rentals Holdings, Inc.	173,512

Total Common Stocks		27,761,534

(Cost $24,320,371)

Investment Company — 1.6%
467,806	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1 (a)	467,806

Total Investment Company		467,806

(Cost $467,806)

Total Investments		$28,229,340
(Cost $24,788,177)(b) — 100.1%

Liabilities in excess of other assets — (0.1)%		(36,564)

NET ASSETS — 100.0%		$28,192,776

(a)	Affiliated investment.
(b)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).
*	Non-income producing security.

Abbreviations used are defined below:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

See Notes to the Financial Statements.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC International Small Cap Equity Fund

March 31, 2026

Shares		Value

Common Stocks — 99.6%
Australia — 6.9%
4,388	Ampol Ltd.	$101,773
7,312	IGO Ltd.*	40,822
11,088	Lynas Rare Earths Ltd.*	150,547
9,145	Paladin Energy Ltd.*	72,834
24,912	Steadfast Group Ltd.	73,341
18,861	Westgold Resources Ltd.	79,348

		518,665

Austria — 0.6%
319	BAWAG Group AG(a)	48,497

Belgium — 1.9%
13	Lotus Bakeries NV	146,780

Canada — 0.8%
8,200	Capstone Copper Corp.*	61,835

China — 8.1%
11,300	Anhui Yingliu Electromechanical Co. Ltd., Class A	102,432
3,080	Hesai Group*	58,538
11,100	Neway Valve Suzhou Co. Ltd., Class A	78,513
5,300	Pony AI, Inc., Class A*	47,016
5,800	Sieyuan Electric Co. Ltd., Class A	171,541
37,000	Zhaojin Mining Industry Co. Ltd., Class H	153,718

		611,758

Denmark — 0.8%
1,228	ALK-Abello A/S	38,824
449	Zealand Pharma A/S*	20,910

		59,734

France — 5.9%
761	Exosens SAS	54,799
878	Gaztransport Et Technigaz SA	206,500
4,346	Technip Energies NV	183,651

		444,950

Germany — 2.8%
1,497	CTS Eventim AG & Co. KGaA	87,680
2,815	Freenet AG	86,677
613	RENK Group AG	36,640

		210,997

Greece — 0.5%
4,785	Piraeus Bank SA	39,314

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC International Small Cap Equity Fund (cont.)

March 31, 2026

Shares		Value
India — 4.7%
23,991	Aditya Birla Capital Ltd.*	$74,698
2,534	GE Vernova T&D India Ltd.	98,047
6,459	Phoenix Mills Ltd. (The)	103,522
18,389	Varun Beverages Ltd.	75,217

		351,484

Indonesia — 1.1%
481,500	Indosat Tbk PT	59,474
83,000	Mayora Indah Tbk PT	8,986
605,900	Midi Utama Indonesia Tbk PT	10,713

		79,173

Italy — 1.5%
1,514	Lottomatica Group SpA	43,716
1,039	SOL SpA	70,401

		114,117

Ivory Coast — 1.5%
1,900	Endeavour Mining Plc	113,923

Japan — 21.6%
6,200	Asics Corp.	166,688
3,100	Food & Life Cos. Ltd.	184,939
900	Ibiden Co. Ltd.	45,037
6,700	IHI Corp.	138,241
2,600	Japan Steel Works Ltd. (The)	143,218
2,800	Kokusai Electric Corp.	94,681
700	Mitsui Kinzoku Co. Ltd.	132,779
1,700	Modec, Inc.	160,929
1,200	Nitto Boseki Co. Ltd.	151,909
2,600	Resonac Holdings Corp.	169,218
6,600	SKY Perfect JSAT Corp.	125,147
300	Union Tool Co.	25,898
10,300	Yokohama Financial Group, Inc.	91,940

		1,630,624

Korea — 0.8%
74	Samyang Foods Co. Ltd.	59,991

Netherlands — 1.2%
5,587	CTP NV(a)	93,507

New Zealand — 1.2%
1,380	Fisher & Paykel Healthcare Corp. Ltd.	29,923
9,200	Infratil Ltd.	62,035

		91,958

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC International Small Cap Equity Fund (cont.)

March 31, 2026

Shares		Value
Norway — 6.7%
5,661	Aker BP ASA	$209,281
2,883	Nordic Semiconductor ASA*	46,210
6,656	SpareBank 1 SMN	142,293
5,507	Veidekke ASA	107,616

		505,400

Philippines — 2.9%
19,150	International Container Terminal Services, Inc.	217,110

Portugal — 1.4%
24,724	REN - Redes Energeticas Nacionais SGPS SA	107,143

Spain — 4.2%
3,975	ATALAYA MINING COPPER SA	37,837
3,380	CIE Automotive SA	106,411
8,096	Merlin Properties Socimi SA, REIT	131,903
1,397	Solaria Energia y Medio Ambiente SA*	38,717

		314,868

Sweden — 2.5%
4,949	Alimak Group AB(a)	56,538
10,037	Asker Healthcare Group AB*	74,286
566	Camurus AB*	28,276
2,167	Sweco AB, Class B	30,719

		189,819

Switzerland — 0.6%
214	Sulzer AG	44,864

Taiwan — 5.6%
265	ASPEED Technology, Inc.	91,344
4,932	Chroma ATE, Inc.	236,659
1,462	Lotes Co. Ltd.	97,570

		425,573

Thailand — 3.1%
30,100	Central Pattana Public Co. Ltd. - FOR	57,808
340	Fabrinet*	177,317

		235,125

United Kingdom — 10.6%
10,623	Beazley Plc	179,490
2,590	Cranswick Plc	179,476
510	Diploma Plc	40,719
9,731	Howden Joinery Group Plc	103,069
16,073	OSB Group Plc	111,818
25,169	SigmaRoc Plc*	39,260

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC International Small Cap Equity Fund (cont.)

March 31, 2026

Shares		Value
2,094	Softcat Plc	$34,225
14,787	Volution Group Plc	111,936

		799,993

United States — 0.1%
276	Life360, Inc.(a),*	3,696

Total Common Stocks		7,520,898

(Cost $6,063,430)

Investment Company — 4.1%
309,176	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1 (b)	309,176

Total Investment Company		309,176

(Cost $309,176)

Total Investments		$7,830,074
(Cost $6,372,606)(c) — 103.7%

Liabilities in excess of other assets — (3.7)%		(276,920)

NET ASSETS — 100.0%		$7,553,154

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Affiliated investment.
(c)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).
*	Non-income producing security.

Abbreviations used are defined below:

FOR – Foreign Ownership Receipt

REIT – Real Estate Investment Trust

See Notes to the Financial Statements.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC China Equity Fund

March 31, 2026

Shares		Value

Common Stocks — 97.5%
China — 86.3%
29,544	Alibaba Group Holding Ltd.	$463,087
16,000	Aluminum Corp. of China Ltd., Class H	23,407
2,859	Asymchem Laboratories Tianjin Co. Ltd., Class A	46,493
400	Baidu, Inc., ADR*	44,568
5,270	Baidu, Inc., Class A*	73,665
28,300	Baoshan Iron & Steel Co. Ltd., Class A	26,451
7,500	BYD Co. Ltd., Class H	102,535
541	Cambricon Technologies Corp. Ltd., Class A*	78,656
304,472	CGN Mining Co. Ltd.	151,200
7,700	Chifeng Jilong Gold Mining Co. Ltd., Class A	49,018
104,264	China Bluechemical Ltd., Class H	36,841
68,476	China Construction Bank Corp., Class H	73,900
11,000	China Hongqiao Group Ltd.	49,689
74,000	China Life Insurance Co. Ltd., Class H	236,077
10,577	China Merchants Bank Co. Ltd., Class H	67,209
16,400	China Merchants Energy Shipping Co. Ltd., Class A	38,991
16,000	China National Building Material Co. Ltd., Class H	9,816
26,197	China Resources Land Ltd.	97,095
103,934	Chongqing Rural Commercial Bank Co. Ltd., Class H	90,180
28,000	Chongqing Rural Commercial Bank Co. Ltd., Class A	28,586
7,200	Contemporary Amperex Technology Co. Ltd., Class A	425,996
28,000	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	64,561
160,682	CSPC Pharmaceutical Group Ltd.	189,631
998	Foshan Haitian Flavouring & Food Co. Ltd., Class H	4,672
9,174	Fuyao Glass Industry Group Co. Ltd., Series H(a)	69,011
45,000	Geely Automobile Holdings Ltd.	121,869
12,800	Hengli Petrochemical Co. Ltd., Class A	40,488
17,200	Hengyi Petrochemical Co. Ltd., Class A	30,618
3,300	Hexing Electrical Co. Ltd., Class A	15,803
30,800	Huaxin Building Materials Group Co. Ltd., Class H	63,254
104,383	Industrial & Commercial Bank of China Ltd., Class H	92,008
400	Innovent Biologics, Inc.(a),*	4,400
50	JD.com, Inc., Class A	737
65,319	JINGDONG Industrials, Inc.*	104,263
12,037	JL Mag Rare-Earth Co. Ltd., Class A	54,034
385	Kanzhun Ltd., ADR	5,155
79	KE Holdings, Inc., ADR	1,183
13,142	Lens Technology Co. Ltd., Class H	34,452
7,000	Luxshare Precision Industry Co. Ltd., Class A	51,424
12,898	Meituan, Class B(a),*	140,746
7,636	Midea Group Co. Ltd., Class H	82,180
29	Minimax Group, Inc.*	3,438
700	Mixue Group, Class H*	26,364
1,100	Muyuan Foods Co. Ltd., Class A	6,660
22,582	Muyuan Foods Co. Ltd., Class H*	108,918
800	NAURA Technology Group Co. Ltd., Class A	52,611
1,340	NetEase, Inc.	29,942

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC China Equity Fund (cont.)

March 31, 2026

Shares		Value
19,176	New Horizon Health Ltd.(a),(b),(c),*	$0
463	PDD Holdings, Inc. , ADR*	47,309
48,000	PetroChina Co. Ltd., Class H	65,849
37,612	Ping An Insurance Group Co. of China Ltd., Series H	289,207
16,600	POCO Holding Co. Ltd., Class A	182,933
2,500	Shandong Sinocera Functional Material Co. Ltd., Class A	11,265
2,150	Shanghai Forest Cabin Cosmetics Group Co. Ltd., Class H*	15,931
12,650	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	62,862
1,400	Shanghai Iluvatar CoreX Semiconductor Co. Ltd., Class H*	37,708
1,524	Shenzhen Inovance Technology Co. Ltd., Class A	14,930
501	Shenzhen SEICHI Technologies Co. Ltd., Class A	16,979
6,533	Shenzhou International Group Holdings Ltd.	39,918
3,200	Sieyuan Electric Co. Ltd., Class A	94,643
4,100	Sungrow Power Supply Co. Ltd., Class A	91,193
500	Sunny Optical Technology Group Co. Ltd.	3,486
4,100	Sunresin New Materials Co. Ltd., Class A	39,368
1,400	Suzhou TFC Optical Communication Co. Ltd., Class A	62,993
8,886	Tencent Holdings Ltd.	560,461
8,500	Tianqi Lithium Corp., Class A*	69,385
622	Trip.com Group Ltd.	30,738
2,600	Wanhua Chemical Group Co. Ltd., Class A	30,219
13,400	Xiaomi Corp., Class B(a),*	55,351
5,000	Yunnan Energy New Material Group Co. Ltd., Class A*	49,722
6,400	Zhejiang Huayou Cobalt Co. Ltd., Class A	55,700
4,500	Zhejiang Shuanghuan Driveline Co. Ltd., Class A	23,849
6,704	Zijin Mining Group Co. Ltd., Class H	30,158

		5,594,039

Hong Kong — 4.6%
2,400	ASMPT Ltd.	31,065
1,500	Techtronic Industries Co. Ltd.	19,920
10,803	Zijin Gold International Co. Ltd.*	245,864

		296,849

Korea — 0.2%
23	SK Hynix, Inc.	13,049

Macao — 0.2%
5,200	Sands China Ltd.	11,083

South Africa — 4.5%
5,634	Naspers Ltd., Class N	291,430

Taiwan — 1.5%
1,244	Delta Electronics, Inc.	56,092
725	Taiwan Semiconductor Manufacturing Co. Ltd.	41,930

		98,022

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC China Equity Fund (cont.)

March 31, 2026

Shares	Value
United Arab Emirates — 0.2%
3,000 Softcare Ltd.*	$12,247

Total Common Stocks	6,316,719

(Cost $5,919,610)

Participation Note — 2.0%

China — 2.0%
7,870 Guangdong Songfa Ceramics Co. Ltd.*	129,798

Total Participation Note	129,798

(Cost $54,355)

Total Investments	$6,446,517
(Cost $5,973,965)(d) — 99.5%

Other assets in excess of liabilities — 0.5%	32,268

NET ASSETS — 100.0%	$6,478,785

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).
*	Non-income producing security.

Abbreviations used are defined below:

ADR - American Depositary Receipt

See Notes to the Financial Statements.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

March 31, 2026

	RBC Emerging Markets Equity Fund	RBC Emerging Markets ex-China Equity Fund
Assets:
Investments in securities, at value:
Unaffiliated investments (cost $4,164,674,643 and $52,374,545, respectively)	$5,332,637,654	$68,555,012
Affiliated investments (cost $79,189,780 and $695,805, respectively)	79,189,780	695,805

Cash	13,718	75
Foreign currency, at value (cost $590,056 and $31,184, respectively)	562,985	30,821
Interest and dividend receivable	15,388,879	263,267
Receivable from advisor	889,746	66,369
Receivable for capital shares issued	5,992,799	—
Prepaid expenses and other assets	42,898	4,769

Total Assets	5,434,718,459	69,616,118

Liabilities:
Current tax payable	6,289,904	248,561
Professional fees payable	30,104	31,755
Payable for capital shares redeemed	4,011,019	—
Accrued expenses and other payables:
Investment advisory fees	3,668,324	46,813
Accounting fees	158,790	72,499
Audit fees	59,769	40,996
Trustees’ fees	8,380	56
Distribution fees	114,548	5,455
Custodian fees	344,048	6,171
Shareholder reports	69,615	10,727
Transfer agent fees	815,590	5,790
Other	46,601	6,054

Total Liabilities	15,616,692	474,877

Net Assets	$5,419,101,767	$69,141,241

Net Assets Consists of:
Capital	$4,169,073,337	$49,138,200
Accumulated earnings	1,250,028,430	20,003,041

Net Assets	$5,419,101,767	$69,141,241

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

March 31, 2026

	RBC Emerging Markets Equity Fund	RBC Emerging Markets ex-China Equity Fund
Net Assets
Class A	$201,569,324	$953,863
Class I	4,014,054,212	66,435,037
Class R6	1,203,478,231	1,752,341

Total	$5,419,101,767	$69,141,241

Shares Outstanding (Unlimited number of shares authorized, no par value):
Class A	12,005,467	64,951
Class I	235,365,618	4,451,099
Class R6	70,179,548	117,508

Total	317,550,633	4,633,558

Net Asset Values and Redemption Prices Per Share:

Class A	$16.79	$14.69

Class I	$17.05	$14.93

Class R6	$17.15	$14.91

Maximum Offering Price Per Share:
Class A	$17.81	$15.59

Maximum Sales Charge - Class A	5.75%	5.75%

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

March 31, 2026

	RBC Emerging Markets Value Equity Fund	RBC Global Opportunities Fund
Assets:
Investments in securities, at value:
Unaffiliated investments (cost $88,576,424 and $390,821,314, respectively)	$101,202,149	$424,158,545

Affiliated investments (cost $832,162 and $1,300,788, respectively)	832,162	1,300,788
Cash	1	3
Foreign currency, at value (cost $364,114 and $95,588, respectively)	364,114	90,385
Interest and dividend receivable	277,006	1,364,849
Receivable from advisor	87,343	42,676
Receivable for capital shares issued	4,944	29,123
Receivable for investments sold	366,239	7,706,942
Prepaid expenses and other assets	22,094	14,747

Total Assets	103,156,052	434,708,058

Liabilities:
Professional fees payable	16,953	10,906
Payable for capital shares redeemed	19,331	—
Payable for investments purchased	878,998	5,248,856
Accrued expenses and other payables:
Investment advisory fees	68,961	237,932
Accounting fees	24,052	33,660
Audit fees	40,976	42,931
Trustees’ fees	74	1,179
Distribution fees	110	445
Custodian fees	21,171	13,635
Shareholder reports	12,227	13,723
Transfer agent fees	2,768	51,231
Line of Credit Payable	800,000	—
Other	9,306	10,305

Total Liabilities	1,894,927	5,664,803

Net Assets	$101,261,125	$429,043,255

Net Assets Consists of:
Capital	$82,161,434	$353,649,542
Accumulated earnings	19,099,691	75,393,713

Net Assets	$101,261,125	$429,043,255

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

March 31, 2026

	RBC Emerging Markets Value Equity Fund	RBC Global Opportunities Fund
Net Assets
Class A	$23,924	$262,500
Class I	100,635,210	360,834,661
Class R6	601,991	67,946,094

Total	$101,261,125	$429,043,255

Shares Outstanding (Unlimited number of shares authorized, no par value):

Class A	2,033	11,467
Class I	8,537,607	15,709,867
Class R6	54,924	2,948,821

Total	8,594,564	18,670,155

Net Asset Values and Redemption Prices Per Share:
Class A	$11.77	$22.89

Class I	$11.79	$22.97

Class R6	$10.96	$23.04

Maximum Offering Price Per Share:
Class A	$12.49	$24.29

Maximum Sales Charge - Class A	5.75%	5.75%

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

March 31, 2026

	RBC International Equity Fund	RBC International Small Cap Equity Fund
Assets:
Investments in securities, at value:
Unaffiliated investments (cost $24,320,371 and $6,063,430, respectively)	$27,761,534	$7,520,898

Affiliated investments (cost $467,806 and $309,176, respectively)	467,806	309,176
Foreign currency, at value (cost $11,617 and $102, respectively)	11,654	97
Interest and dividend receivable	186,789	29,498
Receivable from advisor	45,824	54,246
Receivable for investments sold	163,194	212,971
Prepaid expenses and other assets	4,681	4,660

Total Assets	28,641,482	8,131,546

Liabilities:
Current tax payable	—	7,551
Professional fees payable	8,558	24,664
Payable for investments purchased	271,769	398,573
Accrued expenses and other payables:
Investment advisory fees	16,179	5,657
Accounting fees	71,602	71,100
Audit fees	40,823	40,739
Trustees’ fees	49	11
Distribution fees	9,989	4,904
Custodian fees	6,485	3,026
Shareholder reports	9,853	9,758
Transfer agent fees	3,545	3,530
Other	9,854	8,879

Total Liabilities	448,706	578,392

Net Assets	$28,192,776	$7,553,154

Net Assets Consists of:
Capital	$23,966,463	$5,898,916
Accumulated earnings	4,226,313	1,654,238

Net Assets	$28,192,776	$7,553,154

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

March 31, 2026

	RBC International Equity Fund	RBC International Small Cap Equity Fund
Net Assets
Class A	$1,391,489	$749,497
Class I	24,676,379	5,289,797
Class R6	2,124,908	1,513,860

Total	$28,192,776	$7,553,154

Shares Outstanding (Unlimited number of shares authorized, no par value):

Class A	115,261	57,069
Class I	2,042,015	402,436
Class R6	175,810	115,150

Total	2,333,086	574,655

Net Asset Values and Redemption Prices Per Share:
Class A	$12.07	$13.13

Class I	$12.08	$13.14

Class R6	$12.09	$13.15

Maximum Offering Price Per Share:
Class A	$12.81	$13.93

Maximum Sales Charge - Class A	5.75%	5.75%

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

March 31, 2026

RBC China Equity Fund

Assets:
Investments in securities, at value:
Unaffiliated investments (cost $5,973,965)	$6,446,517
Cash	71,102
Interest and dividend receivable	190
Receivable from advisor	78,778
Receivable for investments sold	135,748
Prepaid expenses and other assets	14,755

Total Assets	6,747,090

Liabilities:
Foreign currency overdraft, at value (cost $19)	19
Professional fees payable	17,486
Payable for investments purchased	157,255
Accrued expenses and other payables:
Investment advisory fees	4,394
Accounting fees	20,309
Audit fees	40,732
Trustees’ fees	13
Distribution fees	4,812
Custodian fees	3,742
Shareholder reports	9,749
Transfer agent fees	3,519
Other	6,275

Total Liabilities	268,305

Net Assets	$6,478,785

Net Assets Consists of:
Capital	$5,444,154
Accumulated earnings	1,034,631

Net Assets	$6,478,785

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

March 31, 2026

RBC China Equity Fund

Net Assets
Class A	$638,074
Class I	4,549,285
Class R6	1,291,426

Total	$6,478,785

Shares Outstanding (Unlimited number of shares authorized, no par value):
Class A	53,592
Class I	381,846
Class R6	108,382

Total	543,820

Net Asset Values and Redemption Prices Per Share:
Class A	$11.91

Class I	$11.91

Class R6	$11.92

Maximum Offering Price Per Share:
Class A	$12.64

Maximum Sales Charge - Class A	5.75%

See Notes to the Financial Statements.

FINANCIAL STATEMENTS

Statements of Operations

For the Year Ended March 31, 2026

	RBC Emerging Markets Equity Fund	RBC Emerging Markets ex-China Equity Fund
Investment Income:
Dividend income - unaffiliated	$116,450,010	$1,589,097
Dividend income - affiliated	1,689,681	42,798
Foreign tax withholding	(14,549,880)	(251,777)

Total Investment Income	103,589,811	1,380,118
Expenses:
Investment advisory fees	40,186,613	526,041
Distribution fees–Class A	472,676	11,514
Accounting fees	312,733	59,273
Audit fees	62,518	41,281
Custodian fees	2,083,794	52,241
Insurance fees	8,391	3,359
Legal fees	133,170	1,441
Registrations and filing fees	150,954	54,705
Shareholder reports	262,308	36,517
Transfer agent fees–Class A	942,181	14,829
Transfer agent fees–Class I	4,300,246	58,009
Transfer agent fees–Class R6	6,410	3,523
Trustees’ fees and expenses	231,229	3,026
Professional fees	48,879	48,945
Other fees	164,908	16,475

Total expenses before fee waiver/reimbursement	49,367,010	931,179
Expenses waived/reimbursed by:
Advisor	(4,737,955)	(332,646)

Net expenses	44,629,055	598,533

Net Investment Income	58,960,756	781,585

Realized/Unrealized Gains/(Losses):
Net realized gains/(losses) on:
Investment transactions	227,136,870	8,932,539
Foreign currency transactions	(3,809,048)	(90,328)
Foreign tax	(2,020,381)	(98,833)

Net realized gains	221,307,441	8,743,378
Net change in unrealized appreciation/(depreciation) on:

Investments	978,979,783	12,416,008
Foreign currency	(68,499)	(531)
Foreign tax	9,593,614	132,441

Net unrealized gains	988,504,898	12,547,918

Change in net assets resulting from operations	$1,268,773,095	$22,072,881

FINANCIAL STATEMENTS

Statements of Operations (cont.)

For the Year Ended March 31, 2026

	RBC Emerging Markets Value Equity Fund	RBC Global Opportunities Fund
Investment Income:
Dividend income - unaffiliated	$2,316,133	$6,409,182
Dividend income - affiliated	29,735	213,697
Foreign tax withholding	(254,742)	(386,737)

Total Investment Income	2,091,126	6,236,142
Expenses:
Investment advisory fees	660,647	3,169,503
Distribution fees–Class A	53	412
Accounting fees	70,052	76,011
Audit fees	41,241	42,842
Custodian fees	101,867	65,884
Insurance fees	3,359	4,478
Legal fees	1,808	9,534
Registrations and filing fees	50,815	58,255
Shareholder reports	41,598	47,941
Transfer agent fees–Class A	3,551	3,607
Transfer agent fees–Class I	74,375	358,544
Transfer agent fees–Class R6	3,587	3,925
Trustees’ fees and expenses	3,689	23,331
Professional fees	33,684	16,712
Other fees	22,580	17,985

Total expenses before fee waiver/reimbursement	1,112,906	3,898,964
Expenses waived/reimbursed by:
Advisor	(313,886)	(297,965)

Net expenses	799,020	3,600,999

Net Investment Income	1,292,106	2,635,143

Realized/Unrealized Gains/(Losses):
Net realized gains/(losses) on:
Investment transactions	19,753,497	70,458,597
Foreign currency transactions	(254,708)	(527,791)
Foreign tax	(388,064)	(327,515)

Net realized gains	19,110,725	69,603,291
Net change in unrealized appreciation/(depreciation) on:

Investments	7,932,343	412,082
Foreign currency	(3,220)	50,791
Foreign tax	264,383	360,139

Net unrealized gains	8,193,506	823,012

Change in net assets resulting from operations	$28,596,337	$73,061,446

FINANCIAL STATEMENTS

Statements of Operations (cont.)

For the Year Ended March 31, 2026

	RBC International Equity Fund	RBC International Small Cap Equity Fund
Investment Income:
Dividend income - unaffiliated	$765,205	$153,085
Dividend income - affiliated	17,647	5,571
Foreign tax withholding	(84,069)	(21,312)

Total Investment Income	698,783	137,344
Expenses:
Investment advisory fees	191,642	63,746
Distribution fees–Class A	3,445	1,779
Accounting fees	71,164	67,415
Audit fees	40,936	40,767
Custodian fees	39,977	14,567
Insurance fees	3,359	3,359
Legal fees	534	153
Registrations and filing fees	54,705	54,356
Shareholder reports	32,066	31,915
Transfer agent fees–Class A	3,535	3,525
Transfer agent fees–Class I	3,543	3,530
Transfer agent fees–Class R6	3,550	3,525
Trustees’ fees and expenses	1,292	330
Professional fees	22,876	46,378
Other fees	5,437	5,259

Total expenses before fee waiver/reimbursement	478,061	340,604
Expenses waived/reimbursed by:
Advisor	(257,008)	(268,883)

Net expenses	221,053	71,721

Net Investment Income	477,730	65,623

Realized/Unrealized Gains/(Losses):
Net realized gains/(losses) on:
Investment transactions	2,326,264	827,672
Foreign currency transactions	(75,990)	(16,093)
Foreign tax	—	(1,495)

Net realized gains	2,250,274	810,084
Net change in unrealized appreciation/(depreciation) on:
Investments	663,983	654,905
Foreign currency	2,554	(336)
Foreign tax	—	5,015

Net unrealized gains	666,537	659,584

Change in net assets resulting from operations	$3,394,541	$1,535,291

FINANCIAL STATEMENTS

Statements of Operations (cont.)

For the Year Ended March 31, 2026

RBC China Equity Fund
Investment Income:
Dividend income	$107,181
Foreign tax withholding	(6,839)

Total Investment Income	100,342
Expenses:
Investment advisory fees	48,627
Distribution fees–Class A	1,506
Accounting fees	62,303
Audit fees	40,754
Custodian fees	18,904
Insurance fees	3,359
Legal fees	141
Registrations and filing fees	85,667
Shareholder reports	29,186
Transfer agent fees–Class A	693
Transfer agent fees–Class I	680
Transfer agent fees–Class R6	689
Trustees’ fees and expenses	281
Professional fees	34,909
Other fees	5,244

Total expenses before fee waiver/reimbursement	332,943
Expenses waived/reimbursed by:
Advisor	(268,222)

Net expenses	64,721

Net Investment Income	35,621

Realized/Unrealized Gains/(Losses):
Net realized gains/(losses) on:
Investment transactions	1,467,525
Foreign currency transactions	(7,973)

Net realized gains	1,459,552
Net change in unrealized appreciation/(depreciation) on:
Investments	(204,159)
Foreign currency	163

Net unrealized losses	(203,996)

Change in net assets resulting from operations	$1,291,177

See Notes to the Financial Statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC Emerging Markets Equity Fund
	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025
From Investment Activities
Operations:
Net investment income	$58,960,756	$41,277,922
Net realized gains from investments and foreign currency	221,307,441	37,082,521
Net change in unrealized appreciation on investments and foreign currency	988,504,898	182,059,576

Change in net assets resulting from operations	1,268,773,095	260,420,019

Distributions to Shareholders:
Class A	(6,330,313)	(656,882)
Class I	(130,193,075)	(43,604,009)
Class R6	(38,872,681)	(7,314,419)

Change in net assets resulting from shareholder distributions	(175,396,069)	(51,575,310)

Capital Transactions: (Note 6)
Proceeds from shares issued	1,587,942,459	1,557,874,218
Distributions reinvested	144,943,447	42,180,945
Cost of shares redeemed	(1,345,671,095)	(758,685,105)

Change in net assets resulting from capital transactions	387,214,811	841,370,058

Net increase in net assets	1,480,591,837	1,050,214,767
Net Assets:
Beginning of year	3,938,509,930	2,888,295,163

End of year	$5,419,101,767	$3,938,509,930

Share Transactions:
Issued	100,899,216	114,913,222
Reinvested	8,694,614	3,195,558
Redeemed	(82,815,464)	(56,185,199)

Change in shares resulting from capital transactions	26,778,366	61,923,581

See Notes to the Financial Statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC Emerging Markets ex-China Equity Fund
	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025
From Investment Activities
Operations:
Net investment income	$781,585	$601,447
Net realized gains from investments and foreign currency	8,743,378	1,876,104
Net change in unrealized appreciation/(depreciation) on investments and foreign currency	12,547,918	(3,202,333)

Change in net assets resulting from operations	22,072,881	(724,782)

Distributions to Shareholders:
Class A	(87,498)	(306,169)
Class I	(5,766,146)	(2,261,002)
Class R6	(148,770)	(54,636)

Change in net assets resulting from shareholder distributions	(6,002,414)	(2,621,807)

Capital Transactions: (Note 6)
Proceeds from shares issued	7,598,691	13,454,796
Distributions reinvested	5,669,422	2,530,245
Cost of shares redeemed	(21,043,235)	(1,976,504)

Change in net assets resulting from capital transactions	(7,775,122)	14,008,537

Net increase in net assets	8,295,345	10,661,948
Net Assets:
Beginning of year	60,845,896	50,183,948

End of year	$69,141,241	$60,845,896

Share Transactions:
Issued	520,509	1,045,039
Reinvested	411,531	212,077
Redeemed	(1,525,682)	(165,398)

Change in shares resulting from capital transactions	(593,642)	1,091,718

See Notes to the Financial Statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC Emerging Markets Value Equity Fund
	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025
From Investment Activities
Operations:
Net investment income	$1,292,106	$1,157,411
Net realized gains from investments and foreign currency	19,110,725	658,637
Net change in unrealized appreciation on investments and foreign currency	8,193,506	2,083,758

Change in net assets resulting from operations	28,596,337	3,899,806

Distributions to Shareholders:
Class A	(418)	(709)
Class I	(1,873,564)	(2,666,810)
Class R6	(13,181)	(7,173)

Change in net assets resulting from shareholder distributions	(1,887,163)	(2,674,692)

Capital Transactions: (Note 6)
Proceeds from shares issued	53,217,647	5,487,015
Distributions reinvested	1,880,681	2,674,070
Cost of shares redeemed	(38,198,314)	(17,300,601)

Change in net assets resulting from capital transactions	16,900,014	(9,139,516)

Net increase/(decrease) in net assets	43,609,188	(7,914,402)
Net Assets:
Beginning of year	57,651,937	65,566,339

End of year	$101,261,125	$57,651,937

Share Transactions:
Issued	4,931,938	656,471
Reinvested	172,000	339,849
Redeemed	(3,424,374)	(2,068,724)

Change in shares resulting from capital transactions	1,679,564	(1,072,404)

See Notes to the Financial Statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC Global Opportunities Fund
	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025
From Investment Activities
Operations:
Net investment income	$2,635,143	$3,684,436
Net realized gains from investments and foreign currency	69,603,291	48,090,518
Net change in unrealized appreciation/(depreciation) on investments and foreign currency	823,012	(31,674,825)

Change in net assets resulting from operations	73,061,446	20,100,129

Distributions to Shareholders:
Class A	(1,662)	(192)
Class I	(2,756,301)	(2,393,575)
Class R6	(719,078)	(903,876)

Change in net assets resulting from shareholder distributions	(3,477,041)	(3,297,643)

Capital Transactions: (Note 6)
Proceeds from shares issued	30,424,024	26,654,313
Distributions reinvested	3,279,093	3,032,807
Cost of shares redeemed	(156,453,121)	(59,426,896)

Change in net assets resulting from capital transactions	(122,750,004)	(29,739,776)

Net decrease in net assets	(53,165,599)	(12,937,290)
Net Assets:
Beginning of year	482,208,854	495,146,144

End of year	$429,043,255	$482,208,854

Share Transactions:
Issued	1,441,724	1,305,026
Reinvested	136,702	146,016
Redeemed	(6,902,826)	(2,870,955)

Change in shares resulting from capital transactions	(5,324,400)	(1,419,913)

See Notes to the Financial Statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC International Equity Fund
	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025
From Investment Activities
Operations:
Net investment income	$477,730	$398,211
Net realized gains from investments and foreign currency	2,250,274	1,137,809
Net change in unrealized appreciation/(depreciation) on investments and foreign currency	666,537	(1,249,680)

Change in net assets resulting from operations	3,394,541	286,340

Distributions to Shareholders:
Class A	(129,205)	(35,880)
Class I	(2,341,077)	(677,579)
Class R6	(202,494)	(59,032)

Change in net assets resulting from shareholder distributions	(2,672,776)	(772,491)

Capital Transactions: (Note 6)
Proceeds from shares issued	122,918	16,519
Distributions reinvested	2,672,776	772,491
Cost of shares redeemed	(17,435)	(103)

Change in net assets resulting from capital transactions	2,778,259	788,907

Net increase in net assets	3,500,024	302,756
Net Assets:
Beginning of year	24,692,752	24,389,996

End of year	$28,192,776	$24,692,752

Share Transactions:
Issued	9,573	1,397
Reinvested	218,543	67,941
Redeemed	(1,337)	(8)

Change in shares resulting from capital transactions	226,779	69,330

See Notes to the Financial Statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC International Small Cap Equity Fund
	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025
From Investment Activities
Operations:
Net investment income	$65,623	$60,650
Net realized gains from investments and foreign currency	810,084	265,373
Net change in unrealized appreciation on investments and foreign currency	659,584	114,504

Change in net assets resulting from operations	1,535,291	440,527

Distributions to Shareholders:
Class A	(75,813)	(7,260)
Class I	(545,329)	(61,257)
Class R6	(156,650)	(18,102)

Change in net assets resulting from shareholder distributions	(777,792)	(86,619)

Capital Transactions: (Note 6)
Proceeds from shares issued	—	—
Distributions reinvested	777,792	86,619
Cost of shares redeemed	—	—

Change in net assets resulting from capital transactions	777,792	86,619

Net increase in net assets	1,535,291	440,527
Net Assets:
Beginning of year	6,017,863	5,577,336

End of year	$7,553,154	$6,017,863

Share Transactions:
Issued	—	—
Reinvested	63,701	7,427
Redeemed	—	—

Change in shares resulting from capital transactions	63,701	7,427

See Notes to the Financial Statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC China Equity Fund
	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025
From Investment Activities
Operations:
Net investment income	$35,621	$48,815
Net realized gains from investments and foreign currency	1,459,552	248,264
Net change in unrealized appreciation/(depreciation) on investments and foreign currency	(203,996)	768,624

Change in net assets resulting from operations	1,291,177	1,065,703

Distributions to Shareholders:
Class A	(22,036)	(7,595)
Class I	(165,174)	(61,086)
Class R6	(47,821)	(17,912)

Change in net assets resulting from shareholder distributions	(235,031)	(86,593)

Capital Transactions: (Note 6)
Proceeds from shares issued	40,800	—
Distributions reinvested	235,031	86,593
Cost of shares redeemed	—	—

Change in net assets resulting from capital transactions	275,831	86,593

Net increase in net assets	1,331,977	1,065,703
Net Assets:
Beginning of year	5,146,808	4,081,105

End of year	$6,478,785	$5,146,808

Share Transactions:
Issued	3,210	—
Reinvested	19,313	10,068
Redeemed	—	—

Change in shares resulting from capital transactions	22,523	10,068

See Notes to the Financial Statements.

FINANCIAL HIGHLIGHTS

RBC Emerging Markets Equity Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities				Distributions
	Net Asset Value, Beginning of Year	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Year
Class A
Year Ended 3/31/26	$13.34	0.15	3.82	—	3.97	(0.19)	(0.33)	(0.52)	$16.79
Year Ended 3/31/25	12.42	0.17	0.90	—	1.07	(0.07)	(0.08)	(0.15)	13.34
Year Ended 3/31/24	11.85	0.13	0.61	—	0.74	(0.17)	—	(0.17)	12.42
Year Ended 3/31/23	12.52	0.18	(0.76)	—	(0.58)	(0.09)	—	(0.09)	11.85
Year Ended 3/31/22	14.64	0.11	(1.88)	—(b)	(1.77)	(0.15)	(0.20)	(0.35)	12.52
Class I
Year Ended 3/31/26	$13.54	0.19	3.88	—	4.07	(0.23)	(0.33)	(0.56)	$17.05
Year Ended 3/31/25	12.62	0.16	0.96	—	1.12	(0.12)	(0.08)	(0.20)	13.54
Year Ended 3/31/24	12.04	0.16	0.62	—	0.78	(0.20)	—	(0.20)	12.62
Year Ended 3/31/23	12.76	0.20	(0.77)	—	(0.57)	(0.15)	—	(0.15)	12.04
Year Ended 3/31/22	14.91	0.14	(1.91)	—(b)	(1.77)	(0.18)	(0.20)	(0.38)	12.76
Class R6
Year Ended 3/31/26	$13.60	0.20	3.91	—	4.11	(0.23)	(0.33)	(0.56)	$17.15
Year Ended 3/31/25	12.69	0.15	0.96	—	1.11	(0.12)	(0.08)	(0.20)	13.60
Year Ended 3/31/24	12.10	0.17	0.62	—	0.79	(0.20)	—	(0.20)	12.69
Year Ended 3/31/23	12.82	0.20	(0.77)	—	(0.57)	(0.15)	—	(0.15)	12.10
Year Ended 3/31/22	14.98	0.15	(1.93)	—	(1.78)	(0.18)	(0.20)	(0.38)	12.82

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Less than $0.01 or $(0.01) per share.

FINANCIAL HIGHLIGHTS

RBC Emerging Markets Equity Fund

(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return(a)(b)	Net Assets, End of Year (000’s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*		Portfolio Turnover Rate**
Class A
Year Ended 3/31/26	29.91%	$201,569	1.13	%(c)	0.96%	1.62	%(c)	20%
Year Ended 3/31/25	8.58%	102,778	1.13	%(c)	1.26%	2.03	%(c)	16%
Year Ended 3/31/24	6.29%	125,841	1.13	%(c)	1.11%	2.11	%(c)	34%
Year Ended 3/31/23	(4.57)%	124,373	1.13%		1.56%	1.82%		19%
Year Ended 3/31/22	(12.17)%	297,037	1.13%		0.77%	1.68%		14%
Class I
Year Ended 3/31/26	30.17%	$4,014,054	0.88	%(c)	1.18%	0.98	%(c)	20%
Year Ended 3/31/25	8.91%	3,044,933	0.88	%(c)	1.22%	0.99	%(c)	16%
Year Ended 3/31/24	6.54%	2,496,784	0.88	%(c)	1.30%	1.00	%(c)	34%
Year Ended 3/31/23	(4.38)%	1,751,023	0.88%		1.73%	1.03%		19%
Year Ended 3/31/22	(11.97)%	2,111,110	0.88%		1.01%	0.99%		14%
Class R6
Year Ended 3/31/26	30.34%	$1,203,478	0.87	%(c)	1.20%	0.87	%(c)	20%
Year Ended 3/31/25	8.79%	790,799	0.88	%(c)	1.11%	0.89	%(c)	16%
Year Ended 3/31/24	6.59%	265,671	0.88	%(c)	1.40%	0.88	%(c)	34%
Year Ended 3/31/23	(4.36)%	244,839	0.88%		1.70%	0.90%		19%
Year Ended 3/31/22	(11.99)%	248,557	0.88%		1.05%	0.88%		14%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated. The impact of the voluntary waivers for each period was less than 0.01%.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)	Excludes sales charge.

(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)	Ratios include line of credit interest expense which is less than 0.01%.

See Notes to the Financial Statements.

FINANCIAL HIGHLIGHTS

RBC Emerging Markets ex-China Equity Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions

	Net Asset Value, Beginning of Year	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Year
Class A
Year Ended 3/31/26	$11.64	0.22	4.39	4.61	(0.34)	(1.22)	(1.56)	$14.69
Year Ended 3/31/25	12.12	0.07	(0.07)	—	(0.04)	(0.44)	(0.48)	11.64
Year Ended 3/31/24	10.40	0.11	1.82	1.93	(0.07)	(0.14)	(0.21)	12.12
Period Ended 3/31/23(b)	10.00	0.03	0.37	0.40	—	—	—	10.40
Class I
Year Ended 3/31/26	$11.64	0.16	4.53	4.69	(0.18)	(1.22)	(1.40)	$14.93
Year Ended 3/31/25	12.14	0.13	(0.10)	0.03	(0.09)	(0.44)	(0.53)	11.64
Year Ended 3/31/24	10.41	0.14	1.83	1.97	(0.10)	(0.14)	(0.24)	12.14
Period Ended 3/31/23(b)	10.00	0.03	0.38	0.41	—	—	—	10.41
Class R6
Year Ended 3/31/26	$11.63	0.16	4.52	4.68	(0.18)	(1.22)	(1.40)	$14.91
Year Ended 3/31/25	12.13	0.13	(0.09)	0.04	(0.10)	(0.44)	(0.54)	11.63
Year Ended 3/31/24	10.41	0.13	1.83	1.96	(0.10)	(0.14)	(0.24)	12.13
Period Ended 3/31/23(b)	10.00	0.04	0.37	0.41	—	—	—	10.41

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	For the period from December 15, 2022 (commencement of operations) through March 31, 2023.

FINANCIAL HIGHLIGHTS

RBC Emerging Markets ex-China Equity Fund

(Selected data for a share outstanding throughout the periods indicated)

			Ratios/Supplemental Data
	Total Return(a)(b)		Net Assets, End of Year (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*	Portfolio Turnover Rate**
Class A
Year Ended 3/31/26	40.73%		$ 954	1.13%(c)	1.66%	1.81%(c)	24%
Year Ended 3/31/25	(0.10)%		8,971	1.13%	0.55%	1.67%	17%
Year Ended 3/31/24	18.73%		617	1.13%	0.96%	2.60%	38%
Period Ended 3/31/23(d)	4.00	%(e)	520	1.13%(f)	1.06%(f)	4.27%(f)	2%
Class I
Year Ended 3/31/26	41.25%		$66,435	0.90%(g)	1.15%	1.38%(g)	24%
Year Ended 3/31/25	0.13%		50,634	0.88%	1.05%	1.36%	17%
Year Ended 3/31/24	19.07%		48,328	0.88%	1.23%	1.82%	38%
Period Ended 3/31/23(d)	4.10	%(e)	32,321	0.88%(f)	0.94%(f)	2.22%(f)	2%
Class R6
Year Ended 3/31/26	41.18%		$ 1,752	0.90%(g)	1.15%	1.51%(g)	24%
Year Ended 3/31/25	0.18%		1,241	0.88%	1.06%	1.52%	17%
Year Ended 3/31/24	18.99%		1,239	0.88%	1.21%	2.03%	38%
Period Ended 3/31/23(d)	4.10	%(e)	1,041	0.88%(f)	1.31%(f)	3.10%(f)	2%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated. The impact of the voluntary waivers for each period was less than 0.01% except for the period ended March 31, 2023, when the Fund’s net expense ratio would increase by an amount of 0.01%.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(a)	Excludes sales charge.
(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)	Ratios include line of credit interest expense which is less than 0.01%.
(d)	For the period from December 15, 2022 (commencement of operations) through March 31, 2023.
(e)	Not annualized.
(f)	Annualized.

FINANCIAL HIGHLIGHTS

RBC Emerging Markets ex-China Equity Fund

(Selected data for a share outstanding throughout the periods indicated)

(g) Ratios include line of credit interest expense of 0.02%. See Notes to the Financial Statements.

FINANCIAL HIGHLIGHTS

RBC Emerging Markets Value Equity Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions

	Net Asset Value, Beginning of Year	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Year
Class A
Year Ended 3/31/26	$ 8.33	0.15	3.50	3.65	(0.21)	—	(0.21)	$11.77
Year Ended 3/31/25	8.21	0.14	0.35	0.49	(0.37)	—	(0.37)	8.33
Year Ended 3/31/24	7.72	0.14	0.64	0.78	(0.29)	—	(0.29)	8.21
Period Ended 3/31/23(b)	8.62	0.12	(0.50)	(0.38)	—	(0.52)	(0.52)	7.72
Class I
Year Ended 3/31/26	$ 8.34	0.17	3.51	3.68	(0.23)	—	(0.23)	$11.79
Year Ended 3/31/25	8.22	0.16	0.35	0.51	(0.39)	—	(0.39)	8.34
Year Ended 3/31/24	7.73	0.16	0.65	0.81	(0.32)	—	(0.32)	8.22
Year Ended 3/31/23	8.81	0.22	(0.78)	(0.56)	—	(0.52)	(0.52)	7.73
Year Ended 3/31/22	11.22	0.15	(1.30)	(1.15)	(0.18)	(1.08)	(1.26)	8.81
Class R6
Year Ended 3/31/26	$ 7.76	0.15	3.27	3.42	(0.22)	—	(0.22)	$10.96
Year Ended 3/31/25	7.88	0.34	0.13	0.47	(0.59)	—	(0.59)	7.76
Year Ended 3/31/24	7.41	0.16	0.63	0.79	(0.32)	—	(0.32)	7.88
Year Ended 3/31/23	8.46	0.22	(0.75)	(0.53)	—	(0.52)	(0.52)	7.41
Year Ended 3/31/22	10.90	0.19	(1.29)	(1.10)	(0.26)	(1.08)	(1.34)	8.46

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	For the period from April 19, 2022 (commencement of operations) through March 31, 2023.

FINANCIAL HIGHLIGHTS

RBC Emerging Markets Value Equity Fund

(Selected data for a share outstanding throughout the periods indicated)

			Ratios/Supplemental Data
	Total Return(a)(b)		Net Assets, End of Year (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*	Portfolio Turnover Rate**
Class A
Year Ended 3/31/26	44.01%		$ 24	1.21%(c)	1.41%	18.40%(c)	82%
Year Ended 3/31/25	6.26%		17	1.22%(c)	1.67%	23.49%(c)	40%
Year Ended 3/31/24	10.47%		16	1.21%(c)	1.79%	32.28%(c)	44%
Period Ended 3/31/23(d)	(4.16	)%(e)	14	1.20%(f)	1.67%(f)	19.67%(f)	44%
Class I
Year Ended 3/31/26	44.34%		$ 100,635	0.97%(c)	1.57%	1.34%(c)	82%
Year Ended 3/31/25	6.53%		57,493	0.97%(c)	1.93%	1.47%(c)	40%
Year Ended 3/31/24	10.78%		62,756	0.96%(c)	2.06%	1.33%(c)	44%
Year Ended 3/31/23	(6.10)%		64,106	0.95%	2.86%	1.57%	44%
Year Ended 3/31/22	(10.95)%		72,867	0.95%	1.43%	1.41%	67%
Class R6
Year Ended 3/31/26	44.31%		$ 602	0.90%(c)	1.48%	2.10%(c)	82%
Year Ended 3/31/25	6.45%		142	0.88%(g)	4.11%	1.70%(g)	40%
Year Ended 3/31/24	11.00%		2,795	0.89%(c)	2.12%	1.35%(c)	44%
Year Ended 3/31/23	(6.01)%		2,520	0.88%	2.93%	1.62%	44%
Year Ended 3/31/22	(10.84)%		2,681	0.88%	1.74%	1.33%	67%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated. The impact of the voluntary waivers for each period was less than 0.01%.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)	Excludes sales charge.

(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)	During the years ended March 31, 2026, 2025 and 2024 the ratios include line of credit interest expense of 0.02%, 0.02% and 0.01%, respectively.

(d)	For period from April 19, 2022 (commencement of operations) through March 31, 2023.

FINANCIAL HIGHLIGHTS

RBC Emerging Markets Value Equity Fund

(Selected data for a share outstanding throughout the periods indicated)

(e) Not annualized. (f) Annualized. (g) Ratios include line of credit interest expense which is less than 0.01%. See Notes to the Financial Statements.

FINANCIAL HIGHLIGHTS

RBC Global Opportunities Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset		Net Realized
	Value,	Net	and Unrealized	Total from	Net	Net		Net Asset
	Beginning	Investment	Gains (Losses)	Investment	Investment	Realized	Total	Value, End
	of Year	Income(a)	on Investments	Activities	Income	Gains	Distributions	of Year
Class A
Year Ended 3/31/26	$20.04	0.04	2.96	3.00	(0.07)	(0.08)	(0.15)	$22.89
Year Ended 3/31/25	19.43	0.09	0.60	0.69	(0.08)	—	(0.08)	20.04
Year Ended 3/31/24	16.86	0.09	2.58	2.67	(0.10)	—	(0.10)	19.43
Year Ended 3/31/23	19.09	0.07	(2.30)	(2.23)	—(b)	—	—	16.86
Year Ended 3/31/22	19.39	—(b)	0.64	0.64	(0.03)	(0.91)	(0.94)	19.09
Class I
Year Ended 3/31/26	$20.08	0.12	2.94	3.06	(0.09)	(0.08)	(0.17)	$22.97
Year Ended 3/31/25	19.47	0.15	0.59	0.74	(0.13)	—	(0.13)	20.08
Year Ended 3/31/24	16.88	0.14	2.58	2.72	(0.13)	—	(0.13)	19.47
Year Ended 3/31/23	19.11	0.11	(2.30)	(2.19)	(0.04)	—	(0.04)	16.88
Year Ended 3/31/22	19.41	0.05	0.64	0.69	(0.08)	(0.91)	(0.99)	19.11
Class R6
Year Ended 3/31/26	$20.15	0.15	2.92	3.07	(0.10)	(0.08)	(0.18)	$23.04
Year Ended 3/31/25	19.53	0.16	0.60	0.76	(0.14)	—	(0.14)	20.15
Year Ended 3/31/24	16.94	0.15	2.58	2.73	(0.14)	—	(0.14)	19.53
Year Ended 3/31/23	19.17	0.12	(2.30)	(2.18)	(0.05)	—	(0.05)	16.94
Year Ended 3/31/22	19.47	0.06	0.63	0.69	(0.08)	(0.91)	(0.99)	19.17

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Less than $0.01 or $(0.01) per share.

FINANCIAL HIGHLIGHTS

RBC Global Opportunities Fund

(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return(a)(b)	Net Assets, End of Year (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*	Portfolio Turnover Rate**
Class A
Year Ended 3/31/26	14.92%	$263	1.00%(c)	0.15%	3.16%(c)	79%
Year Ended 3/31/25	3.55%	63	1.00%(c)	0.46%	8.20%(c)	72%
Year Ended 3/31/24	15.88%	45	1.00%(c)	0.54%	8.52%(c)	43%
Year Ended 3/31/23	(11.66)%	20	1.00%	0.41%	20.49%	38%
Year Ended 3/31/22	2.86%	25	1.00%	(0.01)%	24.16%	44%
Class I
Year Ended 3/31/26	15.20%	$360,835	0.75%(c)	0.51%	0.82%(c)	79%
Year Ended 3/31/25	3.80%	347,493	0.75%(c)	0.72%	0.82%(c)	72%
Year Ended 3/31/24	16.22%	368,058	0.75%(c)	0.78%	0.82%(c)	43%
Year Ended 3/31/23	(11.44)%	313,879	0.75%	0.66%	0.84%	38%
Year Ended 3/31/22	3.09%	330,052	0.75%	0.23%	0.81%	44%
Class R6
Year Ended 3/31/26	15.21%	$ 67,946	0.70%(c)	0.66%	0.73%(c)	79%
Year Ended 3/31/25	3.89%	134,653	0.70%(c)	0.77%	0.73%(c)	72%
Year Ended 3/31/24	16.23%	127,043	0.70%(c)	0.87%	0.73%(c)	43%
Year Ended 3/31/23	(11.35)%	153,349	0.70%	0.73%	0.73%	38%
Year Ended 3/31/22	3.11%	246,907	0.70%	0.30%	0.72%	44%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated. The impact of the voluntary waivers for each period was less than 0.01%.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)	Excludes sales charge.

(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)	Ratios include line of credit interest expense which is less than 0.01%.

See Notes to the Financial Statements.

FINANCIAL HIGHLIGHTS

RBC International Equity Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset Value, Beginning of Year	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Year
Class A
Year Ended 3/31/26	$11.71	0.19	1.40	1.59	(0.21)	(1.02)	(1.23)	$ 12.07
Year Ended 3/31/25	11.96	0.16	(0.06)	0.10	(0.15)	(0.20)	(0.35)	11.71
Year Ended 3/31/24	10.44	0.17	1.52	1.69	(0.17)	—	(0.17)	11.96
Period Ended 3/31/23(b)	10.00	0.05	0.39	0.44	—	—	—	10.44
Class I
Year Ended 3/31/26	$11.72	0.22	1.40	1.62	(0.24)	(1.02)	(1.26)	$ 12.08
Year Ended 3/31/25	11.97	0.19	(0.06)	0.13	(0.18)	(0.20)	(0.38)	11.72
Year Ended 3/31/24	10.45	0.20	1.52	1.72	(0.20)	—	(0.20)	11.97
Period Ended 3/31/23(b)	10.00	0.06	0.39	0.45	—	—	—	10.45
Class R6
Year Ended 3/31/26	$11.73	0.23	1.40	1.63	(0.25)	(1.02)	(1.27)	$ 12.09
Year Ended 3/31/25	11.98	0.20	(0.06)	0.14	(0.19)	(0.20)	(0.39)	11.73
Year Ended 3/31/24	10.45	0.20	1.53	1.73	(0.20)	—	(0.20)	11.98
Period Ended 3/31/23(b)	10.00	0.06	0.39	0.45	—	—	—	10.45

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	For the period from December 14, 2022 (commencement of operations) through March 31, 2023.

FINANCIAL HIGHLIGHTS

RBC International Equity Fund

(Selected data for a share outstanding throughout the periods indicated)

			Ratios/Supplemental Data
	Total Return(a)(b)		Net Assets, End of Year (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*	Portfolio Turnover Rate**
Class A
Year Ended 3/31/26	13.48%		$ 1,391	1.04%	1.48%	2.18%	82%
Year Ended 3/31/25	0.92%		1,239	1.04%	1.36%	2.01%	35%
Year Ended 3/31/24	16.36%		1,226	1.04%	1.58%	2.76%	17%
Period Ended 3/31/23(c)	4.40	%(d)	1,044	1.04%(e)	1.80%(e)	3.74%(e)	10%
Class I
Year Ended 3/31/26	13.73%		$24,676	0.79%	1.73%	1.69%	82%
Year Ended 3/31/25	1.19%		21,586	0.79%	1.61%	1.49%	35%
Year Ended 3/31/24	16.62%		21,334	0.79%	1.83%	2.21%	17%
Period Ended 3/31/23(c)	4.50	%(d)	18,283	0.79%(e)	2.05%(e)	2.64%(e)	10%
Class R6
Year Ended 3/31/26	13.79%		$ 2,125	0.74%	1.78%	1.84%	82%
Year Ended 3/31/25	1.24%		1,867	0.74%	1.66%	1.66%	35%
Year Ended 3/31/24	16.77%		1,830	0.74%	1.88%	2.41%	17%
Period Ended 3/31/23(c)	4.50	%(d)	1,567	0.74%(e)	2.10%(e)	3.19%(e)	10%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated. The impact of the voluntary waivers for each period was less than 0.01%.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)	Excludes sales charge.

(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)	For the period from December 14, 2022 (commencement of operations) through March 31, 2023. (d) Not annualized.

(e)	Annualized.

See Notes to the Financial Statements.

FINANCIAL HIGHLIGHTS

RBC International Small Cap Equity Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset Value, Beginning of Year	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Year
Class A
Year Ended 3/31/26	$11.77	0.09	2.76	2.85	(0.24)	(1.25)	(1.49)	$13.13
Year Ended 3/31/25	11.07	0.09	0.75	0.84	(0.08)	(0.06)	(0.14)	11.77
Year Ended 3/31/24	10.25	0.11	0.76	0.87	(0.02)	(0.03)	(0.05)	11.07
Period Ended 3/31/23(b)	10.00	—	0.25	0.25	—	—	—	10.25
Class I
Year Ended 3/31/26	$11.78	0.13	2.76	2.89	(0.28)	(1.25)	(1.53)	$13.14
Year Ended 3/31/25	11.08	0.12	0.75	0.87	(0.11)	(0.06)	(0.17)	11.78
Year Ended 3/31/24	10.26	0.14	0.76	0.90	(0.05)	(0.03)	(0.08)	11.08
Period Ended 3/31/23(b)	10.00	0.01	0.25	0.26	—	—	—	10.26
Class R6
Year Ended 3/31/26	$11.78	0.13	2.77	2.90	(0.28)	(1.25)	(1.53)	$13.15
Year Ended 3/31/25	11.08	0.13	0.75	0.88	(0.12)	(0.06)	(0.18)	11.78
Year Ended 3/31/24	10.26	0.14	0.76	0.90	(0.05)	(0.03)	(0.08)	11.08
Period Ended 3/31/23(b)	10.00	0.01	0.25	0.26	—	—	—	10.26

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	For the period from December 14, 2022 (commencement of operations) through March 31, 2023.

FINANCIAL HIGHLIGHTS

RBC International Small Cap Equity Fund

(Selected data for a share outstanding throughout the periods indicated)

			Ratios/Supplemental Data
	Total Return(a)(b)		Net Assets, End of Year (000’s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets*		Portfolio Turnover Rate**
Class A
Year Ended 3/31/26	25.17%		$ 749	1.24%		0.68%		5.33%		82%
Year Ended 3/31/25	7.64%		599	1.24%		0.78%		4.95%		46%
Year Ended 3/31/24	8.51%		556	1.24%		1.09%		8.20%		81%
Period Ended 3/31/23(c)	2.50	%(d)	513	1.24	%(e)	0.13	%(e)	10.81	%(e)	5%
Class I
Year Ended 3/31/26	25.47%		$5,290	0.99%		0.93%		4.65%		82%
Year Ended 3/31/25	7.90%		4,214	0.99%		1.03%		4.19%		46%
Year Ended 3/31/24	8.77%		3,905	0.99%		1.34%		7.36%		81%
Period Ended 3/31/23(c)	2.60	%(d)	3,591	0.99	%(e)	0.38	%(e)	9.00	%(e)	5%
Class R6
Year Ended 3/31/26	25.63%		$1,514	0.94%		0.98%		4.83%		82%
Year Ended 3/31/25	7.95%		1,205	0.94%		1.08%		4.40%		46%
Year Ended 3/31/24	8.82%		1,116	0.94%		1.39%		7.61%		81%
Period Ended 3/31/23(c)	2.60	%(d)	1,026	0.94	%(e)	0.43	%(e)	9.65	%(e)	5%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated. The impact of the voluntary waivers for each period was less than 0.01%.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)	Excludes sales charge.

(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)	For the period from December 14, 2022 (commencement of operations) through March 31, 2023.

(d)	Not annualized.

(e)	Annualized.

See Notes to the Financial Statements.

FINANCIAL HIGHLIGHTS

RBC China Equity Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions

	Net Asset Value, Beginning of Year	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Year
Class A
Year Ended 3/31/26	$ 9.87	0.04	2.43	2.47	(0.41)	(0.02)	(0.43)	$11.91
Year Ended 3/31/25	7.98	0.07	1.97	2.04	(0.15)	—	(0.15)	9.87
Year Ended 3/31/24	9.35	0.03	(1.32)	(1.29)	(0.08)	—	(0.08)	7.98
Period Ended 3/31/23(b)	10.00	0.08	(0.65)	(0.57)	(0.08)	—	(0.08)	9.35
Class I
Year Ended 3/31/26	$ 9.87	0.07	2.43	2.50	(0.44)	(0.02)	(0.46)	$11.91
Year Ended 3/31/25	7.98	0.10	1.96	2.06	(0.17)	—	(0.17)	9.87
Year Ended 3/31/24	9.36	0.05	(1.33)	(1.28)	(0.10)	—	(0.10)	7.98
Period Ended 3/31/23(b)	10.00	0.11	(0.66)	(0.55)	(0.09)	—	(0.09)	9.36
Class R6
Year Ended 3/31/26	$ 9.87	0.08	2.43	2.51	(0.44)	(0.02)	(0.46)	$11.92
Year Ended 3/31/25	7.98	0.10	1.96	2.06	(0.17)	—	(0.17)	9.87
Year Ended 3/31/24	9.36	0.06	(1.34)	(1.28)	(0.10)	—	(0.10)	7.98
Period Ended 3/31/23(b)	10.00	0.11	(0.65)	(0.54)	(0.10)	—	(0.10)	9.36

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	For the period from April 11, 2022 (commencement of operations) through March 31, 2023.

FINANCIAL HIGHLIGHTS

RBC China Equity Fund

(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return(a)(b)	Net Assets, End of Year (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*	Portfolio Turnover Rate**
Class A
Year Ended 3/31/26	24.89%	$ 638	1.30%	0.35%	5.78%	134%
Year Ended 3/31/25	25.83%	511	1.30%	0.84%	7.70%	132%
Year Ended 3/31/24	(13.84)%	406	1.30%	0.39%	7.55%	138%
Period Ended 3/31/23(c)	(5.72)%(d)	471	1.30%(e)	0.91%(e)	8.66%(e)	130%
Class I
Year Ended 3/31/26	25.15%	$4,549	1.05%	0.60%	5.44%	134%
Year Ended 3/31/25	26.14%	3,604	1.05%	1.09%	6.23%	132%
Year Ended 3/31/24	(13.69)%	2,858	1.05%	0.64%	6.58%	138%
Period Ended 3/31/23(c)	(5.44)%(d)	3,308	1.05%(e)	1.16%(e)	7.48%(e)	130%
Class R6
Year Ended 3/31/26	25.31%	$1,291	1.00%	0.65%	5.47%	134%
Year Ended 3/31/25	26.20%	1,031	1.00%	1.14%	6.74%	132%
Year Ended 3/31/24	(13.64)%	817	1.00%	0.69%	6.88%	138%
Period Ended 3/31/23(c)	(5.40)%(d)	946	1.00%(e)	1.21%(e)	7.87%(e)	130%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated. The impact of the voluntary waivers for each period was less than 0.01%.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)	Excludes sales charge.

(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)	For the period from April 11, 2022 (commencement of operations) through March 31, 2023.

(d)	Not annualized.

(e)	Annualized.

See Notes to the Financial Statements.

NOTES TO FINANCIAL STATEMENTS

March 31, 2026

1. Organization:

RBC Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 18 portfolios. Overall responsibility for the management of the Trust is vested in its Board of Trustees (the “Board”). This report includes the following seven investment portfolios (each a “Fund” and collectively, the “Funds”):

- RBC Emerging Markets Equity Fund (“Emerging Markets Equity Fund”)

- RBC Emerging Markets ex-China Equity Fund (“Emerging Markets ex-China Equity Fund”)

- RBC Emerging Markets Value Equity Fund (“Emerging Markets Value Equity Fund”)

- RBC Global Opportunities Fund (“Global Opportunities Fund”)

- RBC International Equity Fund (“International Equity Fund”)

- RBC International Small Cap Equity Fund ( “International Small Cap Equity Fund”)

- RBC China Equity Fund (“China Equity Fund”)

Each Fund offers three share classes: Class A, Class R6 and Class I shares. Class A shares are offered with a 5.75% maximum front-end sales charge and a 1.00% contingent deferred sales charge (“CDSC”) for redemption within 12 months of a $1 million or greater purchase on which no front-end sales charge was paid. Class I and Class R6 shares (intended for investors meeting certain investment minimum thresholds) are not subject to either a front-end sales charge or a CDSC.

RBC Global Asset Management (U.S.) Inc. (“RBC GAM-US” or “Advisor” or “Co-Administrator”) acts as the investment advisor for the Funds and RBC Global Asset Management (UK) Limited (“RBC GAM-UK” or “Sub-Advisor”) serves as the investment sub-advisor. The officers of the Trust (“Fund Management”) are also employees of RBC GAM-US.

2. Significant Accounting Policies

Each Fund is an investment company that follows accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”). Fund Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange (“NYSE”).

Segment Reporting:

Each Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standards impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations. The intent of the ASU 2023-07 is to enable investors to better understand an entity’s overall performance and assess its potential future cash flows through improved segment disclosures.

The Advisor’s Executive Committee and Fund Management collectively act as the chief operating decision maker (CODM) assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment based on the fact that the CODM monitors the operating results of each Fund as a whole and that each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS

Security Valuation:

The Board has approved pricing and valuation procedures of the Advisor for determining the fair value of each Fund’s investments. Fair value of a security is considered to be the price that a fund might reasonably expect to receive upon its current sale in an orderly transaction between market participants.

Equity securities are generally valued on the basis of prices furnished by third-party pricing services approved by the Board. Equity securities listed on one or more exchanges shall be valued at the last available quoted sale price on the primary trading exchange as of the regularly scheduled closing time of the exchange and are categorized as Level 1 in the fair value hierarchy. (See “Fair Value Measurements” below for additional information). An equity security not listed on an exchange but listed on NASDAQ shall be valued at the NASDAQ official closing price and is also categorized as Level 1. If there was no sale on the primary exchange on the day the net asset value is calculated or a NASDAQ official closing price is not available, the most recent bid quotation generally will be used and such securities will generally be categorized as Level 2. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy. Fixed income securities, including to-be-announced (“TBA”) commitments and municipal bonds, are generally valued based on evaluated prices received from third-party pricing services or from broker-dealers who make markets in the securities and are generally categorized as Level 2 in the fair value hierarchy (see “Fair Value Measurements” below for additional information). The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account multiple appropriate factors such as institutional-size trading in similar groups of securities, market spreads, interest rates, and fundamental security analytical data including yield, quality, coupon rate, maturity and type of issue.

Foreign securities valued in non-U.S. dollars are valued in the foreign currency and then converted into the U.S. dollar equivalent using the foreign exchange rate in effect at the close of NYSE on the day the security’s value is determined. The value of securities traded in markets outside the United States may be affected on a day that the NYSE is closed and an investor is not able to purchase, exchange or redeem shares of the Funds.

Many securities markets and exchanges outside of North American and South American time zones close prior to the close of the NYSE; therefore, the closing prices for equity securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. The Funds have procedures in place to fair value foreign equity securities traded in countries outside North American and South American time zones daily in order to take into account, among other things, any significant events occurring after the close of trading in a foreign market. The Funds receive adjusted fair value prices from a designated independent pricing vendor. In general, the vendor utilizes a multi-factor model to consider such information as the issue’s closing price, relevant general and sector indices and currency fluctuations to generate an evaluated adjustment factor for each security and provide an evaluated fair value price. The Funds generally categorize such evaluated fair value prices as Level 2 in the fair value hierarchy.

The Board has designated the Advisor with the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Funds’ securities or other assets and liabilities, and has established a Pricing Committee to assist in carrying out supervisory functions related to such responsibilities. The Pricing Committee includes representatives of the Funds’ Advisor, and Co-Administrator, including personnel from accounting and operations, trading, risk management and compliance. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Funds’ pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee provides periodic reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board regarding pricing and valuation matters. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

NOTES TO FINANCIAL STATEMENTS

The Advisor has procedures to determine the fair value of a security when a price is not available from a pricing service or broker- dealer or the Advisor has determined that a price provided by a pricing service or broker-dealer does not approximate fair value. Fair valuation may also be used when a significant valuation event affecting the value of a security or market sector is determined to have occurred between the time when a security’s market closes and the time the Fund’s net asset value is calculated. The fair value of the security will be determined in good faith by the Advisor in accordance with procedures and methodologies approved by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded. These securities are either categorized as Level 2 or 3 in the fair value hierarchy, depending on the relevant inputs used.

When the Funds utilize fair valuation methods that use significant unobservable inputs to determine a security’s value, such securities will be categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of a Fund’s net asset value that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that values determined by the Advisor or persons acting at their direction would accurately reflect the price that the Funds could obtain for a security if they were to dispose of it as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

The Advisor employs various methods for calibrating the valuation approach related to securities categorized within Level 2 and Level 3 of the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing and stale prices and large movements in market value, and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reported to the Valuation Committee and Board.

Foreign Taxes:

The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Funds accrue for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities as Current tax payable.

The Funds, or their agent, file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Fair Value Measurements:

The Funds disclose the fair value of their investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value.There were no material level 3 transfers during the period. The three levels of the fair value hierarchy are as follows:

•  Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

NOTES TO FINANCIAL STATEMENTS

•  Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment spreads, etc.

•  Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 2 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

The summary of inputs used to determine the fair value of the Funds’ investments as of March 31, 2026 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Emerging Markets Equity Fund
Assets:

Investments in Securities
Common Stocks
Australia	$58,464,680	$—	$—	$58,464,680
Brazil	382,248,132	—	—	382,248,132
Chile	—	232,424,800	—	232,424,800
China	42,222,115	942,088,194	—	984,310,309
Hong Kong	—	296,304,755	—	296,304,755
India	232,524,734	390,441,620	—	622,966,354
Indonesia	—	60,819,381	—	60,819,381
Korea	—	537,584,495	—	537,584,495
Mexico	178,601,189	—	—	178,601,189
Peru	116,311,606	—	—	116,311,606
Philippines	—	54,161,541	—	54,161,541
Poland	—	19,993,659	—	19,993,659
South Africa	—	238,246,481	—	238,246,481
Taiwan	—	1,045,869,768	—	1,045,869,768
Thailand	—	57,144,924	—	57,144,924
United Arab Emirates	—	55,776,997	—	55,776,997
United Kingdom	—	73,982,363	—	73,982,363
Preferred Stocks	—	317,426,220	—	317,426,220
Investment Company	79,189,780	—	—	79,189,780

Total Assets	$1,089,562,236	$4,322,265,198	$—	$5,411,827,434

NOTES TO FINANCIAL STATEMENTS

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Emerging Markets ex-China Equity Fund
Assets:
Investments in Securities
Common Stocks
Australia	$973,600	$—	$—	$973,600
Brazil	6,204,657	—	—	6,204,657
Chile	—	2,956,372	—	2,956,372
India	2,382,516	7,673,084	—	10,055,600
Indonesia	—	1,294,159	—	1,294,159
Korea	—	10,591,128	—	10,591,128
Mexico	3,050,139	—	—	3,050,139
Peru	1,193,914	—	—	1,193,914
Philippines	—	869,679	—	869,679
Poland	—	421,158	—	421,158
Saudi Arabia	—	619,964	—	619,964
South Africa	—	3,735,882	—	3,735,882
Taiwan	—	19,097,688	—	19,097,688
Thailand	—	565,347	—	565,347
United Arab Emirates	—	1,206,464	—	1,206,464
United Kingdom	—	1,219,700	—	1,219,700
Vietnam	—	803,309	—	803,309
Preferred Stocks	—	3,696,252	—	3,696,252
Investment Company	695,805	—	—	695,805

Total Assets	$14,500,631	$54,750,186	$—	$69,250,817

NOTES TO FINANCIAL STATEMENTS

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Emerging Markets Value Equity Fund
Assets:
Investments in Securities
Common Stocks
Argentina	$1,430,554	$—	$—	$1,430,554
Brazil	3,290,781	—	—	3,290,781
Chile	428,672	—	—	428,672
China	—	23,989,873	—	23,989,873
Egypt	—	786,273	—	786,273
Greece	—	436,884	—	436,884
Hong Kong	—	1,313,750	—	1,313,750
Hungary	—	919,372	—	919,372
India	1,072,328	8,824,243	—	9,896,571
Indonesia	—	1,198,960	—	1,198,960
Korea	—	7,964,079	—	7,964,079
Mexico	2,079,375	—	—	2,079,375
Pakistan	—	624,041	—	624,041
Peru	1,941,447	—	—	1,941,447
Philippines	—	1,777,073	—	1,777,073
Russia	—	—	—(a)	—
Saudi Arabia	—	1,919,119	—	1,919,119
South Africa	—	6,827,499	—	6,827,499
Taiwan	—	18,554,261	—	18,554,261
Turkey	—	1,862,400	—	1,862,400
United Arab Emirates	—	2,381,597	—	2,381,597
United Kingdom	—	895,368	—	895,368
United States	760,815	—	—	760,815
Vietnam	—	1,543,013	—	1,543,013
Preferred Stocks	1,908,116	6,472,256	—	8,380,372
Investment Company	832,162	—	—	832,162

Total Assets	$13,744,250	$88,290,061	$—	$102,034,311

(a) Includes securities fair valued at zero.
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Global Opportunities Fund
Assets:
Investments in Securities
Common Stocks
Brazil	$7,694,139	$—	$—	$7,694,139
France	—	16,189,568	—	16,189,568
Germany	—	9,875,152	—	9,875,152
Hong Kong	—	13,158,301	—	13,158,301
Italy	—	10,929,084	—	10,929,084
Japan	—	11,797,448	—	11,797,448
Taiwan	15,025,257	—	—	15,025,257
United Kingdom	966,378	53,987,139	—	54,953,517
United States	284,536,079	—	—	284,536,079
Investment Company	1,300,788	—	—	1,300,788

Total Assets	$309,522,641	$115,936,692	$—	$425,459,333

NOTES TO FINANCIAL STATEMENTS

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
International Equity Fund
Assets:
Investments in Securities
Common Stocks
Australia	$—	$1,670,575	$—	$1,670,575
China	—	220,753	—	220,753
Denmark	—	897,054	—	897,054
Finland	—	264,158	—	264,158
France	—	2,386,252	—	2,386,252
Germany	—	1,948,867	—	1,948,867
Hong Kong	—	688,062	—	688,062
Ireland	354,198	389,311	—	743,509
Italy	—	652,822	—	652,822
Japan	—	6,506,715	—	6,506,715
Korea	—	86,593	—	86,593
Netherlands	—	1,523,476	—	1,523,476
Norway	—	320,936	—	320,936
Singapore	—	796,552	—	796,552
Spain	—	1,421,298	—	1,421,298
Sweden	117,348	547,163	—	664,511
Switzerland	—	2,123,748	—	2,123,748
Taiwan	—	920,032	—	920,032
United Kingdom	191,132	3,560,977	—	3,752,109
United States	—	173,512	—	173,512
Investment Company	467,806	—	—	467,806

Total Assets	$1,130,484	$27,098,856	$—	$28,229,340

NOTES TO FINANCIAL STATEMENTS

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
International Small Cap Equity Fund
Assets:
Investments in Securities
Common Stocks
Australia	$—	$518,665	$—	$518,665
Austria	—	48,497	—	48,497
Belgium	—	146,780	—	146,780
Canada	61,835	—	—	61,835
China	—	611,758	—	611,758
Denmark	—	59,734	—	59,734
France	—	444,950	—	444,950
Germany	—	210,997	—	210,997
Greece	—	39,314	—	39,314
India	—	351,484	—	351,484
Indonesia	—	79,173	—	79,173
Italy	—	114,117	—	114,117
Ivory Coast	113,923	—	—	113,923
Japan	—	1,630,624	—	1,630,624
Korea	—	59,991	—	59,991
Netherlands	—	93,507	—	93,507
New Zealand	—	91,958	—	91,958
Norway	—	505,400	—	505,400
Philippines	—	217,110	—	217,110
Portugal	—	107,143	—	107,143
Spain	—	314,868	—	314,868
Sweden	—	189,819	—	189,819
Switzerland	—	44,864	—	44,864
Taiwan	—	425,573	—	425,573
Thailand	177,317	57,808	—	235,125
United Kingdom	—	799,993	—	799,993
United States	—	3,696	—	3,696
Investment Company	309,176	—	—	309,176

Total Assets	$662,251	$7,167,823	$—	$7,830,074

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
China Equity Fund
Assets:
Investments in Securities
Common Stocks
China	$264,210	$5,329,829	$—	$5,594,039
Hong Kong	—	296,849	—	296,849
Korea	—	13,049	—	13,049
Macao	—	11,083	—	11,083
South Africa	—	291,430	—	291,430
Taiwan	—	98,022	—	98,022
United Arab Emirates	—	12,247	—	12,247
Participation Note	—	129,798	—	129,798

Total Assets	$264,210	$6,182,307	$—	$6,446,517

NOTES TO FINANCIAL STATEMENTS

Repurchase Agreements:

The Funds may enter into repurchase agreements with counterparties whom the Advisor has deemed creditworthy, including primary dealers that report to the Federal Reserve Bank of New York or other large U.S. commercial banks or broker-dealers. These repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates.

Securities pledged by the dealers as collateral for repurchase agreements are held by a custodian bank until maturity of the repurchase agreement. The Fund has procedures to monitor additional collateral, if needed, to ensure that the daily market value of the collateral remains in excess of the market value of the repurchase agreement in the event of a default.

There were no repurchase agreements held during the year ended March 31, 2026.

Affiliated Investments:

The Funds invest in another Fund of the Trust (an “Affiliated Fund”), RBC BlueBay U.S. Government Money Market Fund- Institutional Class 1, as a cash sweep vehicle. The income earned by the Funds from the Affiliated Fund for the period is disclosed in the Statement of Operations. The table below details the transactions of the Funds in the Affiliated Fund. As the affiliated investment is a money market fund in which shares are issued and redeemed at $1.00 per share, the number of shares purchased and sold equal the dollar amount shown as purchased and sold, and no gain or loss was realized on the sale of shares of the money market fund.

	Value			Value
	March 31, 2025	Purchases	Sales	March 31, 2026	Dividends
Investments in RBC BlueBay U.S. Government Money Market Fund—Institutional Class 1
Emerging Markets Equity Fund	$26,294,451	$1,023,141,458	$(970,246,129)	$79,189,780	$1,689,681
Emerging Markets ex-China Equity Fund	1,084,860	16,147,513	(16,536,568)	695,805	42,798
Emerging Markets Value Equity Fund	158,616	58,435,694	(57,762,148)	832,162	29,735
Global Opportunities Fund	4,923,377	173,641,576	(177,264,165)	1,300,788	213,697
International Equity Fund	90,358	7,690,642	(7,313,194)	467,806	17,647
International Small Cap Equity Fund	140,191	2,593,821	(2,424,836)	309,176	5,571

Investment Transactions and Income:

Investment transactions are recorded on trade date. Dividend income is recorded on the ex- dividend date. In certain foreign markets where declaration of a dividend follows the ex-dividend date, the dividend will be recorded when the Fund is notified of the declaration date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Realized gains and losses from investment

NOTES TO FINANCIAL STATEMENTS

transactions are calculated based on the cost of the specific security (also known as identified cost basis). Realized gains and losses from investment transactions and the net change in unrealized appreciation/(depreciation) relating to movements in foreign currency exchange rates are reported as realized gains and losses on foreign currency transactions and net change in unrealized appreciation/(depreciation) on foreign currency, respectively, in the statements of operations. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount using the effective yield method.

Expense, Investment Income and Gain/Loss Allocation:

Each Fund pays the expenses that are directly related to its operations, such as custodian fees or advisory fees. Expenses incurred by the Trust, such as trustee or legal fees, are allocated among each of the Funds in the Trust either proportionately based upon each Fund’s relative net assets or using another reasonable basis such as equally across all Funds in the Trust, depending on the nature of the expense. Individual share classes within a Fund are charged expenses specific to that class, such as distribution fees, sub-transfer agent fees, shareholder servicing fees and transfer agent fees. Within a Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based on relative net assets.

Indemnifications:

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of their duties to the Fund. Additionally, in the normal course of business, the Fund enter into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

Real Estate Investment Trusts:

The Fund may own shares of real estate investment trusts (”REITs“) which report information on the source of their distributions annually. Dividends paid by a REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a REIT to a Fund will be treated as long term capital gains by the Fund and, in turn, may be distributed by the Fund to its shareholders as a capital gain distribution. Distributions received from a REIT in excess of its income are recorded as a return of capital and a reduction to the cost basis of the REIT.

Distributions to Shareholders:

Each Fund pays out any income that it receives, less expenses, in the form of dividends and capital gain distributions to its shareholders. Income dividends and capital gain distributions for each Fund are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from US GAAP. These “book/tax” differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be permanent, they are reclassified within a Fund’s capital accounts based on their federal tax basis treatment. These differences are primarily due to differing book and tax treatments in the timing and/or treatment of the recognition of net investment income or gain and losses, including foreign currency gains and losses, foreign taxes and passive foreign investment companies (PFICs).

3. Agreements and Other Transactions with Affiliates:

The Trust has entered into investment advisory agreements with RBC GAM-US under which RBC GAM-US manages each Fund’s assets and furnishes related office facilities, equipment, research and personnel. The agreements require each Fund to pay RBC GAM-US a monthly fee based upon average daily net assets. Under the terms of the agreement, RBC GAM-US is entitled to receive fees based on a percentage of the average daily net assets of each of the Funds as follows:

Emerging Market Equity Fund	0.80%
Emerging Markets ex-China Equity Fund	0.80%

NOTES TO FINANCIAL STATEMENTS

Emerging Markets Value Equity Fund	0.80%
Global Opportunities Fund	0.65%
International Equity Fund	0.69%
International Small Cap Equity Fund	0.89%
China Equity Fund	0.80%

RBC GAM-US has contractually agreed to waive fees and/or make payments in order to keep total operating expenses (excluding certain fees such as interest, taxes and acquired fund fees and expenses) of Class A, Class I and Class R6 shares of each Fund to the following levels:

	Class A Annual Rate	Class I Annual Rate	Class R6 Annual Rate
Emerging Markets Equity Fund	1.13%	0.88%	0.88%
Emerging Markets ex-China Equity Fund	1.13%	0.88%	0.88%
Emerging Markets Value Equity Fund	1.20%	0.95%	0.88%
Global Opportunities Fund	1.00%	0.75%	0.70%
International Equity Fund	1.04%	0.79%	0.74%
International Small Cap Equity Fund	1.24%	0.99%	0.94%
China Equity Fund	1.30%	1.05%	1.00%

This expense limitation agreement is in place until July 31, 2027 (September 30, 2027 for Emerging Markets Equity Fund) and may not be terminated by RBC GAM-US prior to that date. The agreement shall continue for additional one-year terms unless terminated or revised by the Board at any time or by RBC GAM-US at the expiration of any one-year period. The Advisor is entitled to recoup from the Fund or class the fees and/or operating expenses waived or reimbursed during any of the previous 3 years, provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid.

At March 31, 2026, the amounts subject to possible recoupment under the expense limitation agreement were:

	FYE 3/31/24	FYE 3/31/25	FYE 3/31/26	Total
Emerging Markets Equity Fund	$3,578,821	$4,167,080	$4,668,351	$12,414,252
Emerging Markets ex-China Equity Fund	359,650	289,136	330,847	979,633
Emerging Markets Value Equity Fund	250,823	303,212	312,492	866,527
Global Opportunities Fund	276,198	308,647	288,919	873,764
International Equity Fund	315,777	182,001	256,248	754,026
International Small Cap Equity Fund	329,322	198,108	268,634	796,064
China Equity Fund	238,289	244,949	268,222	751,460

There was no recoupment of expense reimbursement/waivers during the year. Amounts from years prior to those shown are no longer subject to recoupment.

RBC GAM-US may also voluntarily waive and/or reimburse operating expenses of any Fund from time to time. Any such voluntary program may be changed or eliminated at any time without notice, and expenses waived under such program are not subject to recoupment.

RBC GAM-US voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Funds pay to RBC GAM-US indirectly through its investment in an affiliated money market fund. For the year ended March 31, 2026, the amount waived was $69,604, $1,799, $1,394, $9,046, $760, $249 and $0 for the Emerging Markets Equity Fund, Emerging Markets ex- China Equity Fund, Emerging Markets Value Equity Fund, Global Opportunities Fund, International Equity Fund, International Small Cap Equity Fund and China Equity Fund respectively, and is included in expenses waived/reimbursed by Advisor in the Statements of Operations.

The Funds are sub-advised by RBC GAM-UK, which is a wholly-owned subsidiary of Royal Bank of Canada, which is the parent company of the Advisor. The Sub-Advisor is paid by the Advisor out of the advisory fee paid by the Funds to the Advisor.

NOTES TO FINANCIAL STATEMENTS

RBC GAM-US serves as co-administrator to the Funds. The Bank of New York Mellon Investment Servicing (US) Inc. (”BNY Mellon“) serves as co-administrator and fund accounting agent. Services provided under the administrative services contract include providing day-to-day administration of matters related to the Funds, maintenance of their records and the preparation of reports. Under the terms of the administrative services contract, RBC GAM-US does not receive a fee for its role as co-administrator. BNY Mellon receives a fee for its services payable by each Fund based in part on each Fund’s average net assets. BNY Mellon’s fee is included with ”Accounting fees“ in the Statements of Operations.

Certain Officers and Trustees of the Trust are affiliated with the Advisor. Such Officers and Trustees receive no compensation from the Funds for serving in their respective roles.

The Trust currently pays each of the independent Trustees (Trustees of the Trust who are not directors, officers or employees of the Advisor, either Co-Administrator or Distributor) an annual retainer of $110,000. The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, Independent Trustees receive a quarterly meeting fee of $6,500 for each in-person Board meeting attended, a meeting fee of $1,500 for each telephonic or Special Board meeting attended, a $1,500 fee for each Board committee meeting attended, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. These amounts are included in the Statement of Operations in ”Trustees’ fees“.

The table below shows, as of March 31, 2026, each Fund’s net assets, the shares of each Fund held by the Advisor, and the percent of total net assets represented by the Advisor’s investment.

	Net Assets	Shares held by Advisor	% of Fund Net Assets
Emerging Markets ex-China Equity Fund	$69,141,241	1,761,747	38.0%
Emerging Markets Value Equity Fund	$101,261,125	14,773	0.2%
Global Opportunities Fund	$429,043,255	699	0.0%
International Equity Fund	$28,192,776	2,322,808	99.5%
International Small Cap Equity Fund	$7,553,154	574,655	100.0%
China Equity Fund	$6,478,785	540,609	99.5%

4. Fund Distribution:

Each of the Funds that offers Class A shares has adopted a Master Distribution 12b-1 Plan (the “Plan”) in which Quasar Distributors LLC (the “Distributor”) acts as the Fund’s distributor. The Plan permits each Fund to make payments for, or to reimburse the Distributor for, distribution-related costs and expenses of marketing shares of Class A covered under the Plan, and/or for providing shareholder services. The Plan does not apply to Class I and Class R6. The following chart shows the current Plan fee rate for Class A.

Class A
12b-1 Plan Fee	0.25%*

* Under the 12b-1 plan, the maximum fee rate for Class A shares is 0.50%. Currently the Board has approved an annual limit of 0.25%.

Plan fees are based on average daily net assets of Class A. Up to 0.25% of each Plan fee may be designated as a service fee, as defined by the applicable rules of the Financial Industry Regulatory Authority. The Distributor, subject to applicable legal requirements, may waive the Plan fee voluntarily, in whole or in part. For the year ended March 31, 2026, there were no fees waived by the Distributor.

NOTES TO FINANCIAL STATEMENTS

The Distributor did not receive any CDSC fees from Class A shares of the Funds during the year ended March 31, 2026.

For the year ended March 31, 2026, the Distributor received commissions of $5,119 front-end sales charges of Class A shares of the Funds of which $4,544 was paid to affiliated broker-dealers.

5. Securities Transactions:

The cost of securities purchased and proceeds from securities sold (excluding securities maturing less than one year from acquisition) for the year ended March 31, 2026 were as follows:

	Purchases	Sales

Emerging Markets Equity Fund	$1,200,439,144	$996,673,950
Emerging Markets ex-China Equity Fund	15,795,241	28,677,254
Emerging Markets Value Equity Fund	83,836,713	68,143,754
Global Opportunities Fund	383,842,859	508,037,043
International Equity Fund	22,484,282	22,330,885
International Small Cap Equity Fund	5,886,480	5,799,026
China Equity Fund	8,112,662	7,999,892

NOTES TO FINANCIAL STATEMENTS

6. Capital Share Transactions:

The Trust is authorized to issue an unlimited number of shares of beneficial interest (“shares outstanding”) without par value. Transactions in capital stock of the Funds are summarized below:

	Emerging Markets Equity Fund		Emerging Markets ex-China Equity Fund
	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$99,833,568	$93,285,906	$3,108,400	$9,416,444
Distributions reinvested	1,175,355	197,637	87,497	306,169
Cost of shares redeemed	(48,049,770)	(127,566,756)	(12,886,524)	(339,685)

Change in Class A	$52,959,153	$(34,083,213)	$(9,690,627)	$9,382,928

Class I
Proceeds from shares issued	$1,089,396,789	$893,814,134	$4,490,291	$4,038,352
Distributions reinvested	107,305,988	35,461,125	5,433,154	2,169,440
Cost of shares redeemed	(1,025,666,700)	(559,446,202)	(8,156,711)	(1,636,819)

Change in Class I	$171,036,077	$369,829,057	$1,766,734	$4,570,973

Class R6
Proceeds from shares issued	$398,712,102	$570,774,178	$—	$—
Distributions reinvested	36,462,104	6,522,183	148,771	54,636
Cost of shares redeemed	(271,954,625)	(71,672,147)	—	—

Change in Class R6	$163,219,581	$505,624,214	$148,771	$54,636

Change in net assets resulting from capital transactions	$387,214,811	$841,370,058	$(7,775,122)	$14,008,537

NOTES TO FINANCIAL STATEMENTS

	Emerging Markets Equity Fund		Emerging Markets ex-China Equity Fund
	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025
SHARE TRANSACTIONS:
Class A
Issued	7,539,100	7,154,865	216,817	722,066
Reinvested	71,668	15,203	6,448	25,642
Redeemed	(3,310,904)	(9,596,121)	(928,720)	(28,243)

Change in Class A	4,299,864	(2,426,053)	(705,455)	719,465

Class I
Issued	67,199,938	65,821,339	303,692	322,973
Reinvested	6,444,804	2,688,486	394,278	181,848
Redeemed	(63,220,189)	(41,346,516)	(596,962)	(137,155)

Change in Class I	10,424,553	27,163,309	101,008	367,666

Class R6
Issued	26,160,178	41,937,018	—	—
Reinvested	2,178,142	491,869	10,805	4,587
Redeemed	(16,284,371)	(5,242,562)	—	—

Change in Class R6	12,053,949	37,186,325	10,805	4,587

Change in shares resulting from capital transactions	26,778,366	61,923,581	(593,642)	1,091,718

NOTES TO FINANCIAL STATEMENTS

	Emerging Markets Value Equity Fund		Global Opportunities Fund
	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$—	$—	$198,787	$17,005
Distributions reinvested	418	709	1,662	192
Cost of shares redeemed	—	—	(442)	(92)

Change in Class A	$418	$709	$200,007	$17,105

Class I
Proceeds from shares issued	$52,799,716	$5,446,474	$14,966,887	$7,243,676
Distributions reinvested	1,867,082	2,666,188	2,579,512	2,146,541
Cost of shares redeemed	(38,101,422)	(14,441,698)	(55,597,201)	(42,494,635)

Change in Class I	$16,565,376	$(6,329,036)	$(38,050,802)	$(33,104,418)

Class R6
Proceeds from shares issued	$417,931	$40,541	$15,258,350	$19,393,632
Distributions reinvested	13,181	7,173	697,919	886,074
Cost of shares redeemed	(96,892)	(2,858,903)	(100,855,478)	(16,932,169)

Change in Class R6	$334,220	$(2,811,189)	$(84,899,209)	$3,347,537

Change in net assets resulting from capital transactions	$16,900,014	$(9,139,516)	$(122,750,004)	$(29,739,776)

SHARE TRANSACTIONS:
Class A
Issued	—	—	8,294	800
Reinvested	38	90	69	9
Redeemed	—	—	(19)	(5)

Change in Class A	38	90	8,344	804

Class I
Issued	4,887,552	651,234	756,439	354,887
Reinvested	170,666	338,779	107,614	103,448
Redeemed	(3,415,298)	(1,725,930)	(2,461,658)	(2,058,571)

Change in Class I	1,642,920	(735,917)	(1,597,605)	(1,600,236)

Class R6
Issued	44,386	5,237	676,991	949,339
Reinvested	1,296	980	29,019	42,559
Redeemed	(9,076)	(342,794)	(4,441,149)	(812,379)

Change in Class R6	36,606	(336,577)	(3,735,139)	179,519

Change in shares resulting from capital transactions	1,679,564	(1,072,404)	(5,324,400)	(1,419,913)

NOTES TO FINANCIAL STATEMENTS

	International Equity Fund		International Small Cap Equity Fund
	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$—	$1,519	$—	$—
Distributions reinvested	129,205	35,880	75,813	7,260
Cost of shares redeemed	(13,920)	(103)	—	—

Change in Class A	$115,285	$37,296	$75,813	$7,260

Class I
Proceeds from shares issued	$122,918	$—	$—	$—
Distributions reinvested	2,341,077	677,579	545,330	61,257
Cost of shares redeemed	(3,515)	—	—	—

Change in Class I	$2,460,480	$677,579	$545,330	$61,257

Class R6
Proceeds from shares issued	$—	$15,000	$—	$—
Distributions reinvested	202,494	59,032	156,649	18,102

Change in Class R6	$202,494	$74,032	$156,649	$18,102

Change in net assets resulting from capital transactions	$2,778,259	$788,907	$777,792	$86,619

SHARE TRANSACTIONS:
Class A
Issued	—	125	—	—
Reinvested	10,565	3,156	6,209	622
Redeemed	(1,068)	(8)	—	—

Change in Class A	9,497	3,273	6,209	622

Class I
Issued	9,573	—	—	—
Reinvested	191,421	59,593	44,662	5,254
Redeemed	(269)	—	—	—

Change in Class I	200,725	59,593	44,662	5,254

Class R6
Issued	—	1,272	—	—
Reinvested	16,557	5,192	12,830	1,551

Change in Class R6	16,557	6,464	12,830	1,551

Change in shares resulting from capital transactions	226,779	69,330	63,701	7,427

NOTES TO FINANCIAL STATEMENTS

	China Equity Fund

	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025
CAPITAL TRANSACTIONS:
Class A
Distributions reinvested	$22,037	$7,595

Change in Class A	$22,037	$7,595

Class I
Proceeds from shares issued	$40,800	$—
Distributions reinvested	165,173	61,086

Change in Class I	$205,973	$61,086

Class R6
Distributions reinvested	$47,821	$17,912

Change in Class R6	$47,821	$17,912

Change in net assets resulting from capital transactions	$275,831	$86,593

SHARE TRANSACTIONS:
Class A
Reinvested	1,811	882

Change in Class A	1,811	882

Class I
Issued	3,210	—
Reinvested	13,572	7,103

Change in Class I	16,782	7,103

Class R6
Reinvested	3,930	2,083

Change in Class R6	3,930	2,083

Change in shares resulting from capital transactions	22,523	10,068

7. Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

NOTES TO FINANCIAL STATEMENTS

Foreign Taxes

The Funds may be subject to foreign taxes imposed by certain countries in which they invest. Withholding taxes on foreign dividends have been provided for in accordance with the tax rules and rates of the applicable country and are shown as foreign tax withholding in the Statement of Operations. The Funds also pay tax on foreign capital gains, where applicable. Taxes paid on foreign capital gains, if any, are included in the net realized gains/(losses) on investment transactions in the Statement of Operations.

In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09 – Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction (if material) and remove information that is no longer beneficial. The ASU requires public business entities, on an annual basis, to provide disclosure of income taxes paid disaggregated by jurisdiction if material. For the year ended March 31, 2026, the Funds did not pay material income taxes in any jurisdiction.

As of March 31, 2026, the tax cost of investments and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

	Tax Cost Of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Emerging Markets Equity Fund	$4,280,182,774	$1,595,845,552	$(464,200,892)	$1,131,644,660
Emerging Markets ex-China Equity Fund	53,166,872	22,111,278	(6,027,333)	16,083,945
Emerging Markets Value Equity Fund	92,065,171	20,680,725	(10,711,585)	9,969,140
Global Opportunities Fund	394,101,218	54,298,541	(22,940,426)	31,358,115
International Equity Fund	24,997,918	5,214,890	(1,983,468)	3,231,422
International Small Cap Equity Fund	6,434,239	1,766,628	(365,332)	1,401,296
China Equity Fund	6,059,016	872,169	(484,668)	387,501

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable to the tax deferral of losses on wash sales and passive foreign investment company mark-to-market adjustment.

The tax character of distributions during the year ended March 31, 2026 were as follows:

	Distributions Paid From
	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
Emerging Markets Equity Fund	$91,268,479	$84,127,590	$175,396,069	$175,396,069
Emerging Markets ex-China Equity Fund	750,549	5,251,865	6,002,414	6,002,414
Emerging Markets Value Equity Fund	1,887,163	—	1,887,163	1,887,163
Global Opportunities Fund	1,892,270	1,584,771	3,477,041	3,477,041
International Equity Fund	513,305	2,159,471	2,672,776	2,672,776
International Small Cap Equity Fund	203,403	574,389	777,792	777,792
China Equity Fund	230,204	4,827	235,031	235,031

NOTES TO FINANCIAL STATEMENTS

The tax character of distributions during the year ended March 31, 2025 were as follows:

	Distributions Paid From
	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
Emerging Markets Equity Fund	$31,670,117	$19,905,193	$51,575,310	$51,575,310
Emerging Markets ex-China Equity Fund	496,769	2,125,038	2,621,807	2,621,807
Emerging Markets Value Equity Fund	2,674,692	—	2,674,692	2,674,692
Global Opportunities Fund	3,297,643	—	3,297,643	3,297,643
International Equity Fund	364,909	407,582	772,491	772,491
International Small Cap Equity Fund	55,748	30,871	86,619	86,619
China Equity Fund	86,593	—	86,593	86,593

Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

As of March 31, 2026, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Emerging Markets Equity Fund	Emerging Markets ex-China Equity Fund	Emerging Markets Value Equity Fund	Global Opportunities Fund	International Equity Fund
Undistributed ordinary income	$ —	$ —	$ 2,484,989	$ —	$ 33,719
Undistributed long term gain	157,893,540	4,169,659	6,845,341	44,137,497	958,579

Accumulated earnings	157,893,540	4,169,659	9,330,330	44,137,497	992,298
Unrealized appreciation	1,125,225,137	15,833,382	9,965,566	31,419,659	3,234,015
Other temporary differences	—	—	(196,205)	—	—

Total Accumulated Earnings	$1,283,118,677	$20,003,041	$19,099,691	$75,557,156	$4,226,313

	International Small Cap Equity Fund	China Equity Fund
Undistributed ordinary income	$ 69,227	$ 396,899
Undistributed long term gain	196,966	250,223

Accumulated earnings	266,193	647,122
Unrealized appreciation	1,388,045	387,509
Other temporary differences	—	—

Total Accumulated Earnings	$1,654,238	$1,034,631

NOTES TO FINANCIAL STATEMENTS

During the year ended March 31, 2026 the Emerging Market Value Equity Fund and Global Opportunities Fund utilized $9,062,580 and $24,061,627 respectively, of capital loss carryforwards.

As of March 31, 2026, the Emerging Markets Value Equity Fund had a short-term capital loss carryforward of $196,205 available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. Emerging Markets Value Equity Fund’s amount includes losses in connection with an ownership change, therefore utilization of capital loss carryover is subject to annual limitations. These capital loss carryforwards are not subject to expiration.

Under current tax law, Post-October Capital Losses and Late-Year Ordinary Losses may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Emerging Markets Equity Fund and Global Opportunities Fund had deferred qualified late-year ordinary losses of $33,090,247 and $163,443 which will be treated as arising on the first business day of the fiscal year ending March 31, 2026.

8. Market Timing:

The Trust strongly discourages attempts at market timing by Fund shareholders. The Trust reserves the right to reject any Fund purchase order made by persons deemed to be market timers. The Fund’s prospectus contains a full description of the Trust’s policies on market timing and/or excessive trading. The redemption fee is recorded as a credit to capital and is included in the capital transactions on the Statements of Changes in Net Assets.

9. Line of Credit

Emerging Markets Equity Fund, Emerging Markets ex-China Equity Fund, Emerging Markets Value Equity Fund and Global Opportunities Fund (“Participating Funds”) are participants in a single uncommitted, unsecured $80,000,000 line of credit with The Bank of New York Mellon, the Funds’ custodian, to be used to fund shareholder redemptions requests and for other short-term temporary or emergency general business purposes. Interest is charged on borrowings under this line of credit at the Bank’s prime lending rate per annum. Since each Participating Fund participates in the line of credit, there is no assurance that an individual fund will have access to all or any part of the $80,000,000 at any particular time. At March 31, 2026, Emerging Markets Value Equity Fund had borrowings of $800,000 outstanding. During the year ended March 31, 2026, the Funds borrowed under the line of credit as follows:

	Average Loan Balance	Interest Expense	Weighted Average Interest Rate
Emerging Markets Equity Fund	$7,588,235	$77,746	5.51%
Emerging Markets ex-China Equity Fund	$1,600,000	$10,734	5.36%
Emerging Markets Value Equity Fund	$712,805	$15,016	5.52%
Global Opportunities Fund	$4,433,333	$9,955	5.52%

10. Significant Risks

Shareholder concentration risk:

As of March 31, 2026, the following Funds had broker-dealer omnibus accounts which each owned more than 10% of a Fund’s outstanding shares as shown below:

	# of Omnibus Accounts	% of Fund
Emerging Markets Equity Fund	1	12.5%
Emerging Markets ex-China Equity Fund	1	46.0%
Emerging Markets Value Equity Fund	1	27.7%
Global Opportunities Fund	1	24.2%

NOTES TO FINANCIAL STATEMENTS

In addition, one unaffiliated shareholder owned 38.3% of Global Opportunities Fund and two unaffiliated shareholders owned in aggregate 68.3% of Emerging Markets Value Equity Fund as of March 31, 2026. Significant transactions by these shareholders may impact the Funds’ performance.

Market risk

One or more markets in which a Fund invests may go down in value, sometimes sharply and unpredictably, and the value of a Fund’s portfolio securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. In addition, global economies and financial markets are becoming increasingly interconnected, and political, economic and other conditions and events (including, but not limited to, natural disasters, pandemics, epidemics, and social unrest) in one country, region, or financial market may adversely impact issuers in a different country, region or financial market. Furthermore, the occurrence of, among other events, natural or man-made disasters, severe weather or geological events, fires, floods, earthquakes, outbreaks of disease, epidemics, pandemics, malicious acts, cyber-attacks, terrorist acts or the occurrence of climate change, may also adversely impact the performance of a Fund. In addition, tariffs, trade restrictions, economic sanctions, export controls, or retaliatory measures, or the threat or potential of one or more such events and developments may be an ongoing source of instability, potentially resulting in significant currency fluctuations, or have other adverse effects on international markets, international trade agreements, or other existing cross-border cooperation arrangements. Such events could adversely impact issuers, markets and economies over the short- and long-term, including in ways that cannot necessarily be foreseen. A Fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions or events. Moreover, such negative political and economic conditions and events could disrupt the processes necessary for a Fund’s operations.

In response to political and military actions undertaken by Russia, the U.S., European Union and other jurisdictions have imposed economic sanctions against certain Russian individuals, entities and sectors. These sanctions and the threat of further sanctions may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. Sanctions could impair a fund’s ability to invest in accordance with its investment program, to determine the overall value of its net assets, and to sell holdings as needed to meet shareholder redemptions. As of March 31, 2026, none of the Funds’ investments were in violation of such sanctions.

Additionally, Russia recently took actions that impact the custody of securities of Russian issuers and may be detrimental to the Funds’ ability to locate and recover such securities. Russia may continue to take similar actions in the future.

Industry and sector focus risk

At times the Funds may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.

Emerging Markets Risk

The securities markets of most emerging market countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, auditing, financial and other reporting requirements as the securities markets of more developed countries. In addition, a Fund is limited in its ability to exercise its legal rights or enforce a counterparty’s legal obligations in emerging market countries. These risks are not normally associated with investments in more developed countries.

Foreign Risk

Foreign securities may be subject to risk of loss because of less foreign government regulation, less public information and less economic, political, environmental and social stability in these countries. Loss may also result from the imposition of exchange controls, confiscation of assets and property and

NOTES TO FINANCIAL STATEMENTS

other government restrictions, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Additionally, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities.

Currency Risk

Changes in foreign currency exchange rates will affect the value of a Fund’s securities and the price of a Fund’s shares. Generally, when the value of the U.S. Dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. Dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

The Funds may be exposed to currency exchange risk where the assets and income are denominated in foreign currencies. Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand in the currency exchange markets and relative merits of investment in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates can also be affected unpredictably by intervention (or failure to intervene) by governments or central banks, or by currency controls or political developments. Such events may prevent or restrict a Fund’s ability to enter into foreign currency transactions, force a Fund to exit a foreign currency transaction at a disadvantageous time or price, or result in penalties for the Fund, any of which may result in a loss to the Fund.

China Risk

Investing in securities economically tied to China may subject a Fund to a higher degree of risk of loss than investing in other countries or groups of countries because of the risks associated with, among other things, adverse securities markets, negative foreign currency rate fluctuations and social, political, regulatory, economic or environmental instabilities and natural disasters. The economy, industries, and securities and currency markets of China are particularly vulnerable to the region’s dependence on exports and international trade and increasing competition from Asia’s other low cost emerging economies. Political, diplomatic, or regional conflicts, including the imposition of tariffs or other trade barriers by the U.S. or foreign governments on exports from China, may also have an adverse impact on Chinese issuers. In addition, currency fluctuations, currency convertibility, interest rate fluctuations and higher rates of inflation as a result of internal social unrest or conflicts with other countries have had, and may continue to have, negative effects on the economies and securities markets of Greater China. The government of the People’s Republic of China (“PRC”) exercises significant regulatory control over the economy in Mainland China, and may at any time alter or discontinue economic reforms. Chinese regulators may also suspend trading in Chinese issuers (or permit such issuers to suspend trading) during market disruptions. Taiwan and Hong Kong do not exercise the same level of control over their economies as does the PRC with respect to Mainland China, but changes to their political and economic relationships with the PRC could adversely impact a Fund’s investments in Taiwan and Hong Kong.

11. Subsequent Events:

Fund Management has evaluated the impact of all subsequent events on the Funds and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of RBC Funds Trust and Shareholders of RBC Emerging Markets Equity Fund, RBC Emerging Markets ex-China Equity Fund, RBC Emerging Markets Value Equity Fund, RBC Global Opportunities Fund, RBC International Equity Fund, RBC International Small Cap Equity Fund, and RBC China Equity Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of RBC Emerging Markets Equity Fund, RBC Emerging Markets ex-China Equity Fund, RBC Emerging Markets Value Equity Fund, RBC Global Opportunities Fund, RBC International Equity Fund, RBC International Small Cap Equity Fund, and RBC China Equity Fund (seven of the funds constituting RBC Funds Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2026, the related statements of operations for the year ended March 31, 2026, the statements of changes in net assets for each of the two years in the period ended March 31, 2026, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2026 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Minneapolis, Minnesota

May 21, 2026

We have served as the auditor of one or more investment companies in the RBC Funds since 2016.

OTHER FEDERAL INCOME TAX INFORMATION (UNAUDITED)

For the year ended March 31, 2026, certain dividends paid by the Funds may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Reconciliation Act of 2003. The Funds intend to report the maximum amount allowable as taxed at a maximum rate of 20%. Complete information will be reported in conjunction with your 2020 Form 1099-DIV.

For the year ended March 31, 2026, the following Funds had a qualified dividend income percentage of:

Qualified Dividend Income
Emerging Markets Equity Fund	73.04%
Emerging Markets ex-China Equity Fund	92.44%
Emerging Markets Value Equity Fund	50.48%
Global Opportunities Fund	100.00%
International Equity Fund	99.87%
International Small Cap Equity Fund	70.71%
China Equity Fund	85.91%

For corporate shareholders, the following percentage of the total ordinary income distributions paid during the fiscal year ended March 31, 2026 qualify for the corporate dividends received deduction:

Dividends Received Deduction
Emerging Markets Equity Fund	2.51%
Global Opportunities Fund	100.00%

For the year ended March 31, 2026, the following Funds had a qualified interest income percentage of:

Qualified Interest Income
Emerging Markets Equity Fund	1.40%
Emerging Markets ex-China Equity Fund	2.77%
Emerging Markets Value Equity Fund	0.01%
Global Opportunities Fund	3.90%
International Equity Fund	2.27%
International Small Cap Equity Fund	2.92%
China Equity Fund	0.52%

OTHER FEDERAL INCOME TAX INFORMATION (UNAUDITED)

For the year ended March 31, 2026, the following Funds had a qualified short term gains percentage of :

Qualified Short-Term Gains
Emerging Markets Equity Fund	14.18%
Emerging Markets Value Equity Fund	99.04%
International Small Cap Equity Fund	52.21%

For the year ended March 31, 2026, the following Funds had a qualified foreign source income percentage of:

Qualified Foreign Source Income %
Emerging Markets Equity Fund	96.38%
Emerging Markets ex-China Equity Fund	95.26%
Emerging Markets Value Equity Fund	86.51%
International Equity Fund	97.77%
International Small Cap Equity Fund	67.09%
China Equity Fund	64.69%

The Funds have elected to pass through to their shareholders the foreign taxes paid for the year ended March 31, 2026 as follows:

	Foreign Taxes Paid	Foreign Source Income
Emerging Markets Equity Fund	$11,057,485	$114,289,964
Emerging Markets ex-China Equity Fund	258,771	1,590,230
Emerging Markets Value Equity Fund	574,282	2,317,001
International Equity Fund	68,226	763,586
International Small Cap Equity Fund	19,092	153,240
China Equity Fund	6,764	106,564

Pursuant to Internal Revenue Code Section 852(b)(3), Emerging Markets Equity Fund, Emerging Markets ex-China Equity Fund, Emerging Markets Value Equity Fund, Global Opportunities Fund, International Equity Fund, International Small Cap Equity Fund and China Equity Fund reported $225,717,173, $8,859,669, $6,845,341, $45,722,269, $2,159,471, $574,389 and $4,827 respectively as long-term capital gain distributions for the year ended March 31, 2026.

All reportings are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item above, it is the intention of the Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

RBC Funds

PO Box 219252

Kansas City, MO 64121-9252

800-422-2766

www.rbcgam.com

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of RBC Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the funds. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the year ended March 31, 2026.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

RBC Global Asset Management (U.S.) Inc. serves as investment advisor for the RBC Funds.

RBC Funds are distributed by Quasar Distributors LLC.

The RBC Funds are pleased to offer shareholder reports printed entirely on Forest Stewardship Council® certified paper.This product is made of material from well-managed FSC®-certified forests, recycled materials, and other controlled sources. The Forest Stewardship Council® promotes environmentally appropriate, socially beneficial, and economically viable management of the world’s forests.

RBCF-EM AR 03-26

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Short Duration Fixed Income Fund

March 31, 2026

Principal Amount		Value

U.S. Treasury Obligations — 33.7%
U.S. Treasury Bills — 23.5%
$500,000	U.S. Treasury Bill- When Issued, 3.64%, 4/21/26(a)	$498,993
500,000	U.S. Treasury Bill- When Issued, 3.64%, 5/5/26(a)	498,290
375,000	U.S. Treasury Bill- When Issued, 3.64%, 5/19/26(a)	373,183
375,000	U.S. Treasury Bill- When Issued, 3.64%, 5/28/26(a)	372,844
500,000	U.S. Treasury Bill- When Issued, 3.65%, 4/2/26(a)	499,950
500,000	U.S. Treasury Bill- When Issued, 3.65%, 4/7/26(a)	499,699

		2,742,959

U.S. Treasury Notes — 10.2%
600,000	3.38%, 2/29/28	595,336
600,000	3.50%, 2/15/29	594,844

		1,190,180

Total U.S. Treasury Obligations		3,933,139

(Cost $3,940,006)

Asset Backed Securities — 33.5%
97,335	Ally Auto Receivables Trust, Series 2023-A, Class C, 6.08%, 1/17/34(b)	97,917
200,000	Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class D, 7.48%, 7/22/30(b)	205,466
119,262	Bellemeade Re Ltd., Series 2025-1, Class M1A, (SOFR30A + 1.550%), 5.21%, 10/25/35(b),(c)	119,396
70,000	Carmax Auto Owner Trust, Series 2022-4, Class C, 6.49%, 7/17/28	71,095
65,000	Carmax Auto Owner Trust, Series 2022-4, Class D, 8.08%, 4/16/29	66,617
52,123	Carvana Auto Receivables Trust, Series 2021-N3, Class D, 1.58%, 6/12/28	51,021
54,545	Carvana Auto Receivables Trust, Series 2021-N4, Class D, 2.30%, 9/11/28	53,532
105,000	Centersquare Issuer LLC, Series 2024-1A, Class B, 5.60%, 10/26/54(b)	101,114
190,000	Dell Equipment Finance Trust, Series 2024-1, Class C, 5.73%, 3/22/30(b)	191,883
200,000	Dell Equipment Finance Trust, Series 2024-1, Class D, 6.12%, 9/23/30(b)	202,275
175,000	DT Auto Owner Trust, Series 2023-2A, Class D, 6.62%, 2/15/29(b)	178,026
9,253	Exeter Automobile Receivables Trust, Series 2022-6A, Class C, 6.32%, 5/15/28	9,262
110,957	Exeter Automobile Receivables Trust, Series 2023-1A, Class D, 6.69%, 6/15/29	112,173
100,000	Exeter Automobile Receivables Trust, Series 2023-2A, Class D, 6.32%, 8/15/29	101,360
80,005	Exeter Automobile Receivables Trust, Series 2023-5A, Class C, 6.85%, 1/16/29	80,728

1

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Short Duration Fixed Income Fund (cont.)

March 31, 2026

Principal Amount		Value
$ 140,000	Exeter Automobile Receivables Trust, Series 2023-5A, Class D, 7.13%, 2/15/30	$143,762
95,000	Exeter Automobile Receivables Trust, Series 2024-4A, Class C, 5.48%, 8/15/30	95,757
175,000	Exeter Select Automobile Receivables Trust, Series 2025-2, Class A3, 4.43%, 8/15/30	174,958
150,000	Ford Credit Auto Owner Trust, Series 2021-2, Class D, 2.60%, 5/15/34(b)	147,635
75,000	GM Financial Automobile Leasing Trust, Series 2025-2, Class B, 4.80%, 4/20/29	75,333
155,000	GreatAmerica Leasing Receivables Funding LLC Series, Series 2024-1, Class C, 5.43%, 12/15/31(b)	157,488
200,000	GreatAmerica Leasing Receivables Funding LLC Series, Series 2024-2, Class C, 5.28%, 5/17/32(b)	202,952
125,000	Hyundai Auto Lease Securitization Trust, Series 2024-B, Class B, 5.56%, 8/15/28(b)	125,786
105,000	Hyundai Auto Receivables Trust, Series 2024-B, Class C, 5.29%, 10/15/31	106,483
105,000	LAD Auto Receivables Trust, Series 2023-3A, Class C, 6.43%, 12/15/28(b)	106,481
49,271	Marlette Funding Trust, Series 2024-1A, Class B, 6.07%, 7/17/34(b)	49,402
77,116	Santander Drive Auto Receivables Trust, Series 2022-2, Class C, 3.76%, 7/16/29	77,059
103,214	Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77%, 12/15/28	103,891
85,000	Santander Drive Auto Receivables Trust, Series 2023-4, Class C, 6.04%, 12/15/31	86,749
90,000	Santander Drive Auto Receivables Trust, Series 2023-5, Class B, 6.16%, 12/17/29	90,808
60,000	Switch ABS Issuer LLC, Series 2024-2A, Class B, 6.20%, 6/25/54(b)	59,120
8,101	Tesla Auto Lease Trust, Series 2023-B, Class B, 6.57%, 8/20/27(b)	8,101
90,000	Verizon Master Trust, Series 2024-6, Class C, 4.67%, 8/20/30	90,119
65,000	Verizon Master Trust, Series 2025-1, Class C, 5.09%, 1/21/31	65,504
165,000	Verizon Master Trust Series, Series 2025-9, Class C, 4.41%, 10/21/30	164,532
135,000	Westlake Automobile Receivables Trust, Series 2025-1A, Class C, 5.14%, 10/15/30(b)	135,741

Total Asset Backed Securities		3,909,526

(Cost $3,899,571)

2

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Short Duration Fixed Income Fund (cont.)

March 31, 2026

Principal Amount		Value
Corporate Bonds — 29.4%
Communications — 1.1%
$130,000	Charter Communications Operating LLC / Charter
	Communications Operating Capital, 6.10%, 6/1/29	$134,640

Consumer, Cyclical — 1.1%
125,000	Hyundai Capital America, 4.88%, 6/23/27(b)	125,498

Consumer, Non-cyclical — 1.8%
100,000	HCA, Inc., 5.20%, 6/1/28	101,504
105,000	Royalty Pharma Plc, 5.15%, 9/2/29	106,863

		208,367

Energy — 1.1%
125,000	Energy Transfer LP, 5.25%, 7/1/29	127,749

Financial — 17.1%
135,000	Citizens Financial Group, Inc., 5.84%, 1/23/30(d)	139,053
125,000	Constellation Global Funding, 4.85%, 10/22/30(b)	122,451
150,000	Deutsche Bank AG, 5.71%, 2/8/28(d)	151,282
200,000	DNB Bank ASA, 1.54%, 5/25/27(b),(d)	199,073
125,000	Equitable America Global Funding, 4.65%, 6/9/28(b)	124,906
160,000	Goldman Sachs Group, Inc. (The), 4.94%, 4/23/28(d)	160,745
200,000	HSBC Holdings Plc, 5.60%, 5/17/28(d)	202,190
150,000	JPMorgan Chase & Co., 6.07%, 10/22/27(d)	151,327
250,000	Lincoln Financial Global Funding, 4.20%, 1/12/29(b)	247,335
200,000	Lloyds Banking Group Plc, 4.82%, 6/13/29(d)	201,136
65,000	Macquarie Airfinance Holdings Ltd., 6.40%, 3/26/29(b)	67,378
115,000	Truist Financial Corp., MTN, 7.16%, 10/30/29(d)	122,180
105,000	Wells Fargo & Co., GMTN, 3.53%, 3/24/28(d)	104,141

		1,993,197

Technology — 3.5%
90,000	Fidelity National Information Services, Inc., 4.55%, 3/10/29	89,559
200,000	Foundry JV Holdco LLC, 5.90%, 1/25/30(b)	207,118
115,000	Oracle Corp., 3.25%, 11/15/27	112,224

		408,901

Utilities — 3.7%
100,000	Ameren Corp., 1.95%, 3/15/27	97,710
95,000	Constellation Energy Generation LLC, 3.90%, 1/8/28	94,289

3

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Short Duration Fixed Income Fund (cont.)

March 31, 2026

Principal Amount		Value
$135,000	Southern Power Co., Series A, 4.25%, 10/1/30	$133,133
100,000	System Energy Resources, Inc., 6.00%, 4/15/28	102,751

		427,883

Total Corporate Bonds		3,426,235

(Cost $3,406,802)

Collateralized Mortgage Obligations — 7.0%
85,000	Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M2, (SOFR30A + 1.800%), 5.46%, 2/25/44(b),(c)	85,025
82,305	Connecticut Avenue Securities Trust, Series 2024-R05, Class 2M2, (SOFR30A + 1.700%), 5.36%, 7/25/44(b),(c)	82,254
18,207	Freddie Mac STACR REMIC Trust, Series 2022-DNA3, Class M1A, (SOFR30A + 2.000%), 5.66%, 4/25/42(b),(c)	18,278
25,406	Freddie Mac STACR REMIC Trust, Series 2023-DNA1, Class M1A, (SOFR30A + 2.100%), 5.76%, 3/25/43(b),(c)	25,657
33,632	Freddie Mac STACR REMIC Trust, Series 2024-DNA3, Class M2, (SOFR30A + 1.450%), 5.11%, 10/25/44(b),(c)	33,625
126,183	HOMES Trust, Series 2025-AFC2, Class A1A, 5.47%, 6/25/60(b)	126,469
148,648	HOMES Trust, Series 2025-NQM4, Class A1, 5.22%, 8/25/70(b),(e)	148,627
106,704	JP Morgan Mortgage Trust, Series 2025-VIS1, Class A1, 0.00%, 8/25/55(b),(e)	107,018
67,243	Verus Securitization Trust, Series 2024-3, Class A3, 6.85%, 4/25/69(b)	67,867
125,083	Verus Securitization Trust, Series 2025-5, Class A1, 5.43%, 6/25/70(b)	125,467

Total Collateralized Mortgage Obligations		820,287

(Cost $819,255)

U.S. Government Agency Backed Mortgages — 1.7%
Fannie Mae — 1.7%
192,284	Pool #CB7160, 6.50%, 9/1/53	200,152
831	Series 2001-70, Class OF, (SOFR30A + 1.064%), 4.73%, 10/25/31(c)	838
694	Series 2009-87, Class FX, (SOFR30A + 0.864%), 4.53%, 11/25/39(c)	699

		201,689

Freddie Mac — 0.0%
622	Series 2448, Class FT, (SOFR30A + 1.114%), 4.79%, 3/15/32(c)	629
730	Series 2488, Class FQ, (SOFR30A + 1.114%), 4.79%, 3/15/32(c)	739

		1,368

Total U.S. Government Agency Backed Mortgages		203,057

(Cost $198,990)

4

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Short Duration Fixed Income Fund (cont.)

March 31, 2026

Shares		Value
Investment Company — 2.7%
310,896	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1(f)	$310,896

Total Investment Company		310,896

(Cost $310,896)

Total Investments		$12,603,140
(Cost $12,575,520)(g) — 108.0%

Liabilities in excess of other assets — (8.0)%		(935,251)

NET ASSETS — 100.0%		$11,667,889

(a)	Zero Coupon Bond. The rate represents the yield at time of purchase.

(b)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)	Floating rate note. Rate shown is as of report date.

(d)

Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

(e)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(f)	Affiliated investment.

(g)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Financial futures contracts as of March 31, 2026:

Long Position	Number of Contracts	Expiration Date	Value/Unrealized Depreciation	Notional Value		Clearinghouse
2 Year U.S. Treasury Note	17	June 2026	$(25,267)	USD	$3,526,570	Barclays Capital, Inc.

Total			$(25,267)

Abbreviations used are defined below:

GMTN - Global Medium Term Note

MTN - Medium Term Note

SOFR30A - Secured Overnight Financing Rate 30 Day Average

USD - United States Dollar

See Notes to the Financial Statements.

5

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Ultra-Short Fixed Income Fund

March 31, 2026

Principal Amount		Value

Corporate Bonds — 50.2%
Consumer, Cyclical — 7.8%
$ 400,000	American Honda Finance Corp., (SOFR RATE + 0.720%), GMTN, 4.39%, 10/22/27(a)	$398,789
290,000	BMW US Capital LLC, 4.65%, 8/13/26(b)	290,248
150,000	Daimler Truck Finance North America LLC, 5.13%, 9/25/27(b)	151,284
865,000	General Motors Financial Co., Inc., (SOFR RATE + 1.040%), 4.69%, 2/26/27(a)	864,489
1,000,000	Hyundai Capital America, (SOFR RATE + 1.120%), 4.77%, 6/23/27(a),(b)	1,003,913
655,000	Hyundai Capital America, 4.88%, 6/23/27(b)	657,610
300,000	Hyundai Capital America, 5.30%, 3/19/27(b)	302,274
500,000	Toyota Motor Credit Corp., GMTN, 4.55%, 8/7/26	500,428
450,000	Volkswagen Group of America Finance LLC, 4.90%, 8/14/26(b)	450,133

		4,619,168

Consumer, Non-cyclical — 4.5%
485,000	HCA, Inc., 5.00%, 3/1/28	490,117
500,000	HCA, Inc., 5.38%, 9/1/26	500,097
750,000	Kroger Co. (The), 2.65%, 10/15/26	742,953
860,000	Mars, Inc., 4.45%, 3/1/27(b)	862,781
99,000	Solventum Corp., 5.45%, 2/25/27	99,710

		2,695,658

Financial — 29.8%
750,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 2.45%, 10/29/26	741,312
670,000	American Express Co., 4.01%, 2/9/29(c)	665,629
1,000,000	Athene Global Funding, 2.95%, 11/12/26(b)	990,582
500,000	Bank of America Corp., GMTN, 2.55%, 2/4/28(c)	492,334
1,305,000	Charles Schwab Corp. (The), (SOFR Index + 1.050%), 4.70%, 3/3/27(a)	1,310,297
1,000,000	Citigroup, Inc., 1.46%, 6/9/27(c)	994,111
1,000,000	Citigroup, Inc., (SOFR RATE + 0.770%), 4.42%, 6/9/27(a)	1,000,468
540,000	Citizens Bank NA, 4.19%, 1/29/29(c)	536,595
430,000	Deutsche Bank AG, 5.71%, 2/8/28(c)	433,674
900,000	Goldman Sachs Group, Inc. (The), 4.94%, 4/23/28(c)	904,190
1,000,000	HSBC Holdings Plc, 1.59%, 5/24/27(c)	994,997
900,000	HSBC Holdings Plc, 5.60%, 5/17/28(c)	909,857
150,000	JPMorgan Chase & Co., 5.04%, 1/23/28(c)	150,727
210,000	Lincoln Financial Global Funding, 4.20%, 1/12/29(b)	207,761
515,000	Met Tower Global Funding, 4.00%, 10/1/27(b)	512,794
1,000,000	Morgan Stanley, 1.59%, 5/4/27(c)	997,237
475,000	New York Life Global Funding, 3.90%, 10/1/27(b)	473,036
540,000	PNC Bank NA, 4.54%, 5/13/27(c)	540,007
750,000	Realty Income Corp., REIT, 4.45%, 9/15/26	749,985
900,000	Toronto-Dominion Bank (The), (SOFR RATE + 0.910%), GMTN, 4.56%, 6/2/28(a)	902,590
1,000,000	UBS Group AG, 4.70%, 8/5/27(b),(c)	1,000,394

6

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Ultra-Short Fixed Income Fund (cont.)

March 31, 2026

Principal Amount		Value

$1,000,000	Wells Fargo & Co., MTN, 3.20%, 6/17/27(c)	$997,129
1,170,000	Wells Fargo & Co., GMTN, 3.53%, 3/24/28(c)	1,160,427

		17,666,133

Technology — 1.5%
405,000	Fidelity National Information Services, Inc., 4.55%, 3/10/29	403,015
500,000	Synopsys, Inc., 4.55%, 4/1/27	500,693

		903,708

Utilities — 6.6%
285,000	Consolidated Edison Co. of New York, Inc., (SOFR Index + 0.520%), 4.18%, 11/18/27(a)	284,206
555,000	Constellation Energy Generation LLC, 3.90%, 1/8/28	550,849
1,000,000	Duke Energy Corp., 2.65%, 9/1/26	993,189
570,000	Georgia Power Co., (SOFR Index + 0.280%), 3.93%, 9/15/26(a)	569,674
745,000	NextEra Energy Capital Holdings, Inc., 4.69%, 9/1/27	748,687
400,000	NextEra Energy Capital Holdings, Inc., 4.85%, 2/4/28	403,766
340,000	Southern Co. Gas Capital Corp., Series A, 4.05%, 9/15/28	337,388

		3,887,759

Total Corporate Bonds		29,772,426

(Cost $29,711,103)

Asset Backed Securities — 31.5%
125,000	Affirm Asset Securitization Trust, Series 2024-X2, Class C, 5.62%, 12/17/29(b)	125,164
661,065	Ally Auto Receivables Trust, Series 2023-A, Class C, 6.08%, 1/17/34(b)	665,022
500,000	Ally Auto Receivables Trust, Series 2024-1, Class D, 5.80%, 2/16/32(b)	510,039
825,000	Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class C, 6.27%, 1/22/29(b)	829,021
800,000	Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class D, 7.25%, 5/21/29(b)	805,249
500,000	ARI Fleet Lease Trust, Series 2023-A, Class C, 6.03%, 2/17/32(b)	508,335
311,590	ARI Fleet Lease Trust, Series 2025-A, Class A2, 4.38%, 1/17/34(b)	312,044
489,940	Bellemeade Re Ltd., Series 2025-1, Class M1A, (SOFR30A + 1.550%), 5.21%, 10/25/35(a),(b)	490,491
44,017	Carmax Auto Owner Trust, Series 2022-4, Class A3, 5.34%, 8/16/27	44,064
335,000	Carmax Auto Owner Trust, Series 2023-2, Class D, 6.55%, 10/15/29	341,029
255,000	CarMax Auto Owner Trust, Series 2022-1, Class D, 2.47%, 7/17/28	254,765
453,488	Carvana Auto Receivables Trust, Series 2021-N4, Class D, 2.30%, 9/11/28	445,062
300,000	Dell Equipment Finance Trust, Series 2023-3, Class D, 6.75%, 10/22/29(b)	300,975

7

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Ultra-Short Fixed Income Fund (cont.)

March 31, 2026

Principal Amount		Value

$450,000	Dext ABS LLC, Series 2025-2, Class A3, 4.23%, 4/15/36(b)	$448,841
62,814	DLLMT LLC, Series 2024-1A, Class A2, 5.08%, 2/22/27(b)	62,853
309,806	Exeter Automobile Receivables Trust, Series 2021-3A, Class D, 1.55%, 6/15/27	308,831
113,189	Exeter Automobile Receivables Trust, Series 2022-1A, Class D, 3.02%, 6/15/28	112,781
41,947	Exeter Automobile Receivables Trust, Series 2022-6A, Class C, 6.32%, 5/15/28	41,990
750,000	Exeter Automobile Receivables Trust, Series 2023-2A, Class D, 6.32%, 8/15/29	760,203
144,794	Exeter Automobile Receivables Trust, Series 2024-3A, Class B, 5.57%, 9/15/28	145,014
400,000	Exeter Automobile Receivables Trust, Series 2024-4A, Class C, 5.48%, 8/15/30	403,186
167,648	Exeter Automobile Receivables Trust, Series 2024-5A, Class B, 4.48%, 4/16/29	167,704
515,881	Exeter Select Automobile Receivables Trust, Series 2025-2, Class A2, 4.54%, 6/15/29	516,358
330,000	Ford Credit Auto Owner Trust, Series 2021-1, Class B, 1.61%, 10/17/33(b)	329,649
850,000	Ford Credit Auto Owner Trust, Series 2022-1, Class C, 4.67%, 11/15/34(b)	848,320
122,875	GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class A3, 4.66%, 2/16/28	123,076
500,000	GM Financial Revolving Receivables Trust, Series 2021-1, Class C, 1.67%, 6/12/34(b)	493,998
600,000	GMF Floorplan Owner Revolving Trust, Series 2024-3A, Class B, 4.92%, 11/15/28(b)	601,886
250,000	GreatAmerica Leasing Receivables Funding LLC Series, Series 2024-2, Class C, 5.28%, 5/17/32(b)	253,690
375,000	HPEFS Equipment Trust, Series 2024-2A, Class D, 5.82%, 4/20/32(b)	379,956
600,000	Hyundai Auto Lease Securitization Trust, Series 2024-B, Class B, 5.56%, 8/15/28(b)	603,771
410,000	Kubota Credit Owner Trust, Series 2025-2A, Class A2, 4.48%, 4/17/28(b)	410,757
425,000	LAD Auto Receivables Trust, Series 2023-3A, Class C, 6.43%, 12/15/28(b)	430,993
440,000	LAD Auto Receivables Trust, Series 2024-1A, Class C, 5.64%, 6/15/29(b)	447,399
152,778	Marlette Funding Trust, Series 2024-1A, Class B, 6.07%, 7/17/34(b)	153,185
234,504	MMAF Equipment Finance LLC, Series 2019-B, Class A5, 2.29%, 11/12/41(b)	233,642
245,827	MMP Capital LLC, Series 2025-A, Class A, 5.36%, 12/15/31(b)	247,003
750,000	Navistar Financial Dealer Note Master Owner Trust, Series 2024-1, Class A, 5.59%, 4/25/29(b)	750,764
444,900	Santander Drive Auto Receivables Trust, Series 2022-2, Class C, 3.76%, 7/16/29	444,573

8

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Ultra-Short Fixed Income Fund (cont.)

March 31, 2026

Principal Amount		Value

$ 680,276	Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77%, 12/15/28	$684,738
275,000	Santander Drive Auto Receivables Trust, Series 2024-5, Class B, 4.63%, 8/15/29	275,545
291,973	SBNA Auto Receivables Trust, Series 2024-A, Class A3, 5.32%, 12/15/28(b)	292,690
37,647	Tesla Auto Lease Trust, Series 2023-B, Class B, 6.57%, 8/20/27(b)	37,647
480,000	Tricolor Auto Securitization Trust, Series 2024-3A, Class C, 5.73%, 12/15/28(b),(d)	182,304
121,793	Upstart Securitization Trust, Series 2024-1, Class A, 5.33%, 11/20/34(b)	121,826
685,000	Verizon Master Trust Series, Series 2025-9, Class C, 4.41%, 10/21/30	683,059
111,838	Volvo Financial Equipment LLC Series, Series 2024-1A, Class A2, 4.56%, 5/17/27(b)	111,899
86,290	Westlake Automobile Receivables Trust, Series 2022-2A, Class D, 5.48%, 9/15/27(b)	86,445
675,000	Westlake Automobile Receivables Trust, Series 2026-1A, Class C, 4.37%, 6/16/31(b)	670,172
194,628	World Omni Select Auto Trust, Series 2024-A, Class A3, 4.98%, 2/15/30	195,294

Total Asset Backed Securities		18,693,302

(Cost $18,973,580)

U.S. Treasury Obligations — 13.5%
U.S. Treasury Bills — 13.5%
1,500,000	U.S. Treasury Bill- When Issued, 3.64%, 4/21/26(e)	1,496,979
2,000,000	U.S. Treasury Bill- When Issued, 3.64%, 5/7/26(e)	1,992,720
2,000,000	U.S. Treasury Bill- When Issued, 3.64%, 5/19/26(e)	1,990,307
2,500,000	U.S. Treasury Bill- When Issued, 3.65%, 4/2/26(e)	2,499,749

		7,979,755

Total U.S. Treasury Obligations		7,979,755

(Cost $7,979,820)

Collateralized Mortgage Obligations — 3.9%
100,000	Freddie Mac STACR REMIC Trust, Series 2024-DNA2, Class M2, (SOFR30A + 1.700%), 5.36%, 5/25/44(a),(b)	99,830
683,832	HOMES Trust, Series 2025-AFC2, Class A1A, 5.47%, 6/25/60(b)	685,381
721,380	HOMES Trust, Series 2025-NQM4, Class A1, 5.22%, 8/25/70(b),(f)	721,276
400,000	OBX Trust, Series 2023-NQM4, Class M1, 7.02%, 3/25/63(b),(f)	399,088
386,087	OBX Trust, Series 2025-NQM11, Class A1, 5.42%, 5/25/65(b)	387,059

Total Collateralized Mortgage Obligations		2,292,634

(Cost $2,293,455)

9

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Ultra-Short Fixed Income Fund (cont.)

March 31, 2026

Shares		Value

Investment Company — 0.6%
327,838	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1(g)	$327,838

Total Investment Company		327,838

(Cost $327,838)

Total Investments		$59,065,955
(Cost $59,285,796)(h) — 99.7%

Other assets in excess of liabilities — 0.3%		192,178

NET ASSETS — 100.0%		$59,258,133

(a)	Floating rate note. Rate shown is as of report date.

(b)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)

Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

(d)	Issuer filed for bankruptcy and/or is in default of interest payments.

(e)	Zero Coupon Bond. The rate represents the yield at time of purchase.

(f)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(g)	Affiliated investment.

(h)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

GMTN - Global Medium Term Note

MTN - Medium Term Note

REIT - Real Estate Investment Trust

SOFR - Secured Overnight Financing Rate

SOFR30A - Secured Overnight Financing Rate 30 Day Average

See Notes to the Financial Statements.

10

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

March 31, 2026

	RBC BlueBay Short Duration Fixed Income Fund	RBC BlueBay Ultra-Short Fixed Income Fund
Assets:
Investments in securities, at value:
Unaffiliated investments (cost $12,264,624 and $58,957,958, respectively)	$12,292,244	$58,738,117
Affiliated investments (cost $310,896 and $327,838, respectively)	310,896	327,838
Cash at broker for financial futures contracts	281,365	—
Interest and dividend receivable	66,667	278,226
Receivable from advisor	33,479	28,426
Receivable for capital shares issued	84	45,849
Prepaid expenses and other assets	8,879	27,037

Total Assets	12,993,614	59,445,493

Liabilities:
Cash overdraft	1,328	—
Professional fees payable	4,675	4,675
Distributions payable	770	3,781
Payable for capital shares redeemed	1,191,727	75,752
Unrealized depreciation on futures contracts	25,267	—
Accrued expenses and other payables:
Investment advisory fees	3,289	11,207
Accounting fees	21,189	21,016
Audit fees	43,422	43,480
Trustees’ fees	794	189
Distribution fees	—	1,004
Custodian fees	1,093	976
Shareholder reports	16,312	13,616
Transfer agent fees	13,930	9,601
Other	1,929	2,063

Total Liabilities	1,325,725	187,360

Net Assets	$11,667,889	$59,258,133

Net Assets Consists of:
Capital	$13,071,467	$62,659,305
Accumulated earnings	(1,403,578)	(3,401,172)

Net Assets	$11,667,889	$59,258,133

11

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

March 31, 2026

	RBC BlueBay Short Duration Fixed Income Fund	RBC BlueBay Ultra-Short Fixed Income Fund
Net Assets
Class A	$199,436		$17,953,877
Class I	11,468,453		41,304,256

Total	$11,667,889		$59,258,133

Shares Outstanding (Unlimited number of shares authorized, no par value):
Class A	21,100		1,789,529
Class I	1,214,240		4,122,793

Total	1,235,340		5,912,322

Net Asset Values and Redemption Prices Per Share:
Class A	$9.45		$10.03

Class I	$9.44		$10.02

Maximum Offering Price Per Share:
Class A	$9.59	$	N/A

Maximum Sales Charge - Class A	1.50%		N/A

See Notes to the Financial Statements.

12

FINANCIAL STATEMENTS

Statements of Operations

For the Year Ended March 31, 2026

	RBC BlueBay Short Duration Fixed Income Fund	RBC BlueBay Ultra-Short Fixed Income Fund
Investment Income:
Interest income	$2,936,717	$3,281,674
Dividend income - affiliated	97,973	120,564

Total Investment Income	3,034,690	3,402,238
Expenses:
Investment advisory fees	182,835	166,712
Distribution fees–Class A	318	16,366
Accounting fees	56,717	56,097
Audit fees	43,733	43,850
Custodian fees	4,222	5,332
Insurance fees	3,359	3,359
Legal fees	1,639	2,031
Registrations and filing fees	47,806	46,173
Shareholder reports	46,248	46,374
Transfer agent fees–Class A	3,733	8,786
Transfer agent fees–Class I	66,288	40,092
Trustees’ fees and expenses	3,508	3,441
Interest expense	3,375	—
Professional fees	4,675	4,675
Other fees	4,993	4,903

Total expenses before fee waiver/reimbursement	473,449	448,191
Advisor	(260,745)	(234,156)

Net expenses	212,704	214,035

Net Investment Income	2,821,986	3,188,203

Realized/Unrealized Gains/(Losses):
Net realized gains/(losses) on:
Investment transactions	(426,506)	58,080
Futures contracts	76,134	(23,503)

Net realized gains/(losses)	(350,372)	34,577
Net change in unrealized appreciation/ (depreciation) on:
Investments	(288,514)	(347,336)
Futures contracts	(140,516)	580

Net unrealized losses	(429,030)	(346,756)

Change in net assets resulting from operations	$2,042,584	$2,876,024

See Notes to the Financial Statements.

13

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC BlueBay Short Duration Fixed Income Fund
	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025
From Investment Activities
Operations:
Net investment income	$2,821,986	$3,184,610
Net realized losses from investments and futures contracts	(350,372)	(53,957)
Net change in unrealized appreciation/(depreciation) on investments and futures contracts	(429,030)	864,880

Change in net assets resulting from operations	2,042,584	3,995,533

Distributions to Shareholders:
Class A	(13,376)	(19,779)
Class I	(2,775,093)	(3,129,874)

Change in net assets resulting from shareholder distributions	(2,788,469)	(3,149,653)

Capital Transactions: (Note 6)
Proceeds from shares issued	10,343,635	3,862,254
Distributions reinvested	2,687,111	3,102,372
Cost of shares redeemed	(71,846,313)	(1,505,616)

Change in net assets resulting from capital transactions	(58,815,567)	5,459,010

Net increase/(decrease) in net assets	(59,561,452)	6,304,890
Net Assets:
Beginning of year	71,229,341	64,924,451

End of year	$11,667,889	$71,229,341

Share Transactions:
Issued	1,064,784	396,657
Reinvested	275,154	318,659
Redeemed	(7,383,646)	(154,394)

Change in shares resulting from capital transactions	(6,043,708)	560,922

See Notes to the Financial Statements.

14

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC BlueBay Ultra-Short Fixed Income Fund
	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025
From Investment Activities
Operations:
Net investment income	$3,188,203	$2,486,345
Net realized gains from investments and futures contracts	34,577	12,290
Net change in unrealized appreciation/(depreciation) on investments and futures contracts	(346,756)	438,624

Change in net assets resulting from operations	2,876,024	2,937,259

Distributions to Shareholders:
Class A	(678,579)	(612,375)
Class I	(2,375,051)	(1,777,606)

Change in net assets resulting from shareholder distributions	(3,053,630)	(2,389,981)

Capital Transactions: (Note 6)
Proceeds from shares issued	32,821,697	69,955,196
Distributions reinvested	3,032,314	2,368,709
Cost of shares redeemed	(69,120,546)	(32,193,675)

Change in net assets resulting from capital transactions	(33,266,535)	40,130,230

Net increase/(decrease) in net assets	(33,444,141)	40,677,508
Net Assets:
Beginning of year	92,702,274	52,024,766

End of year	$59,258,133	$92,702,274

Share Transactions:
Issued	3,265,482	6,970,505
Reinvested	301,540	236,384
Redeemed	(6,874,821)	(3,215,988)

Change in shares resulting from capital transactions	(3,307,799)	3,990,901

See Notes to the Financial Statements.

15

FINANCIAL HIGHLIGHTS

RBC BlueBay Short Duration Fixed Income Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset Value, Beginning of Year	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Year
Class A
Year Ended 3/31/26	$ 9.80	0.42	(0.37)	0.05	(0.40)	—	(0.40)	$9.45
Year Ended 3/31/25	9.68	0.45	0.11	0.56	(0.44)	—	(0.44)	9.80
Year Ended 3/31/24	9.51	0.38	0.17	0.55	(0.38)	—	(0.38)	9.68
Year Ended 3/31/23	9.69	0.22	(0.18)	0.04	(0.22)	—	(0.22)	9.51
Year Ended 3/31/22	10.18	0.12	(0.41)	(0.29)	(0.13)	(0.07)	(0.20)	9.69
Class I
Year Ended 3/31/26	$ 9.79	0.46	(0.40)	0.06	(0.41)	—	(0.41)	$9.44
Year Ended 3/31/25	9.66	0.46	0.12	0.58	(0.45)	—	(0.45)	9.79
Year Ended 3/31/24	9.50	0.39	0.16	0.55	(0.39)	—	(0.39)	9.66
Year Ended 3/31/23	9.68	0.24	(0.19)	0.05	(0.23)	—	(0.23)	9.50
Year Ended 3/31/22	10.16	0.13	(0.40)	(0.27)	(0.14)	(0.07)	(0.21)	9.68

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

16

FINANCIAL HIGHLIGHTS

RBC BlueBay Short Duration Fixed Income Fund

(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return(a)(b)	Net Assets, End of Year (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*	Portfolio Turnover Rate**
Class A
Year Ended 3/31/26	0.51%	$ 199	0.44%	4.28%	2.19%	56%
Year Ended 3/31/25	5.93%	397	0.44%	4.58%	1.56%	67%
Year Ended 3/31/24	5.86%	434	0.44%	3.92%	1.59%	33%
Year Ended 3/31/23	0.49%	502	0.45%	2.26%	1.32%	35%
Year Ended 3/31/22	(2.84)%	887	0.45%	1.18%	1.22%	76%
Class I
Year Ended 3/31/26	0.61%	$11,468	0.34%	4.63%	0.76%	56%
Year Ended 3/31/25	6.14%	70,832	0.34%	4.69%	0.73%	67%
Year Ended 3/31/24	5.86%	64,490	0.34%	4.05%	0.80%	33%
Year Ended 3/31/23	0.59%	58,973	0.35%	2.48%	0.79%	35%
Year Ended 3/31/22	(2.66)%	54,469	0.35%	1.30%	0.78%	76%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated. The impact of the voluntary waivers for each period was less than 0.01%, except for the periods ended March 31, 2024, March 31, 2025 and March 31, 2026, when the Fund’s net expense ratios would increase by an amount of 0.01%.

**

Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rate includes to-be-announced (“TBA”) transactions.

(a)	Excludes sales charge.
(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

See Notes to the Financial Statements.

17

FINANCIAL HIGHLIGHTS

RBC BlueBay Ultra-Short Fixed Income Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset Value, Beginning of Year	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Year
Class A
Year Ended 3/31/26	$10.07	0.44	(0.06)	0.38	(0.42)	—	(0.42)	$10.03
Year Ended 3/31/25	9.96	0.47	0.09	0.56	(0.45)	—	(0.45)	10.07
Year Ended 3/31/24	9.59	0.43	0.37	0.80	(0.43)	—	(0.43)	9.96
Year Ended 3/31/23	9.73	0.23	(0.08)	0.15	(0.25)	(0.04)	(0.29)	9.59
Year Ended 3/31/22	9.99	0.08	(0.26)	(0.18)	(0.08)	—	(0.08)	9.73
Class I
Year Ended 3/31/26	$10.05	0.45	(0.05)	0.40	(0.43)	—	(0.43)	$10.02
Year Ended 3/31/25	9.95	0.48	0.08	0.56	(0.46)	—	(0.46)	10.05
Year Ended 3/31/24	9.58	0.44	0.37	0.81	(0.44)	—	(0.44)	9.95
Year Ended 3/31/23	9.72	0.25	(0.09)	0.16	(0.26)	(0.04)	(0.30)	9.58
Year Ended 3/31/22	9.98	0.09	(0.26)	(0.17)	(0.09)	—	(0.09)	9.72

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

18

FINANCIAL HIGHLIGHTS

RBC BlueBay Ultra-Short Fixed Income Fund

(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return(a)	Net Assets, End of Year (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*	Portfolio Turnover Rate**
Class A
Year Ended 3/31/26	3.81%	$ 17,954	0.37%	4.33%	0.70%	49%
Year Ended 3/31/25	5.74%	15,850	0.37%	4.68%	0.75%	71%
Year Ended 3/31/24	8.56%	13,353	0.37%	4.41%	0.74%	28%
Year Ended 3/31/23	1.61%	16,565	0.38%	2.34%	0.59%	32%
Year Ended 3/31/22	(1.81)%	46,963	0.38%	0.78%	0.55%	62%
Class I
Year Ended 3/31/26	4.02%	$ 41,304	0.27%	4.42%	0.60%	49%
Year Ended 3/31/25	5.75%	76,853	0.27%	4.78%	0.65%	71%
Year Ended 3/31/24	8.68%	38,672	0.27%	4.51%	0.60%	28%
Year Ended 3/31/23	1.71%	63,028	0.28%	2.57%	0.55%	32%
Year Ended 3/31/22	(1.72)%	102,986	0.28%	0.87%	0.48%	62%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated. The impact of the voluntary waivers for each period was less than 0.01%, except for the periods ended March 31, 2024, March 31, 2025 and March 31, 2026, when the Fund’s net expense ratios would increase by an amount of 0.01%.

**

Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rate includes to-be-announced (“TBA”) transactions.

(a)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

See Notes to the Financial Statements.

19

NOTES TO FINANCIAL STATEMENTS

March 31, 2026

1. Organization:

RBC Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 18 portfolios. Overall responsibility for the management of the Trust is vested in its Board of Trustees (the “Board”). This report includes the following two investment portfolios (each a “Fund” and collectively, the “Funds”):

- RBC BlueBay Short Duration Fixed Income Fund (“Short Duration Fixed Income Fund”)

- RBC BlueBay Ultra-Short Fixed Income Fund (“Ultra-Short Fixed Income Fund”)

The Funds offer Class A (formerly Class F) and Class I shares. Class A shares of Short Duration Fixed Income Fund are offered with a 1.50% maximum front-end sales charge and a 1.00% contingent deferred sales charge (“CDSC”) for redemptions within 12 months of a $500,000 or greater purchase on which no front-end sales charge was paid. Class A shares of Ultra-Short Fixed Income Fund and Class I shares are not subject to either a front-end sales charge or a CDSC.

RBC Global Asset Management (U.S.) Inc. (“RBC GAM-US” or “Advisor” or “Co-Administrator”) acts as the investment advisor for the Funds. The officers of the Trust (“Fund Management”) are also employees of RBC GAM-US.

2. Significant Accounting Policies

Each Fund is an investment company that follows accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”). Fund Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange (“NYSE”).

Segment Reporting:

Each Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standards impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations. The intent of the ASU 2023-07 is to enable investors to better understand an entity’s overall performance and assess its potential future cash flows through improved segment disclosures.

The Advisor’s Executive Committee and Fund Management collectively act as the chief operating decision maker (CODM) assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment based on the fact that the CODM monitors the operating results of each Fund as a whole and that each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Funds’ financial statements.

Security Valuation:

The Trust’s Board of Trustees (the ”Board“) has approved pricing and valuation procedures of the Advisor for determining the fair value of each Fund’s investments. Fair value of a security is considered to be the price that a fund might reasonably expect to receive upon its current sale in an orderly transaction between market participants.

Fixed income securities, including to-be-announced (“TBA”) commitments and municipal bonds, are generally valued based on evaluated prices received from third-party pricing services or from broker-dealers who make markets in the securities and are generally categorized as Level 2 in the fair

20

NOTES TO FINANCIAL STATEMENTS

value hierarchy (see “Fair Value Measurements” below for additional information). The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account multiple appropriate factors such as institutional-size trading in similar groups of securities, market spreads, interest rates, and fundamental security analytical data including yield, quality, coupon rate, maturity and type of issue.

Mortgage-related securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property and include pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. Government agencies or instrumentalities, or private issuers, including commercial banks, savings and loan institutions, private mortgage insurance bankers and other secondary market issuers. These mortgage-related securities are generally valued by pricing services that use broker-dealer quotations or valuation estimates from their internal pricing models. These pricing models generally consider such factors as current market data, estimated cash flows, market-based yield spreads, and estimated prepayment rates. Securities valued using such techniques and inputs are generally categorized as Level 2 in the fair value hierarchy. To the extent significant inputs are unobservable, the securities will be categorized as Level 3.

Exchange-traded futures are valued at the last sale price at the close of the market on the principal exchange on which they are traded and are categorized as Level 1 in the fair value hierarchy. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

The Board has designated the Advisor with the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Funds’ securities or other assets and liabilities, and has established a Pricing Committee to assist in carrying out supervisory functions related to such responsibilities. The Pricing Committee includes representatives of the Funds’ Advisor, and Co-Administrator, including personnel from accounting and operations, trading, risk management and compliance. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Funds’ pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee provides periodic reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board regarding pricing and valuation matters. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

The Advisor has procedures to determine the fair value of a security when a price is not available from a pricing service or broker- dealer or the Advisor has determined that a price provided by a pricing service or broker-dealer does not approximate fair value. Fair valuation may also be used when a significant valuation event affecting the value of a security or market sector is determined to have occurred between the time when a security’s market closes and the time the Fund’s net asset value is calculated. The fair value of the security will be determined in good faith by the Advisor in accordance with procedures and methodologies approved by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded. These securities are either categorized as Level 2 or 3 in the fair value hierarchy, depending on the relevant inputs used.

When the Funds utilize fair valuation methods that use significant unobservable inputs to determine a security’s value, such securities will be categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of a Fund’s net asset value that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that values determined by the Advisor or persons acting at their direction would accurately reflect the price that the Funds could obtain for a security if they were to dispose of it as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

21

NOTES TO FINANCIAL STATEMENTS

The Advisor employs various methods for calibrating the valuation approach related to securities categorized within Level 2 and Level 3 of the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing and stale prices and large movements in market value, and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reported to the Valuation Committee and Board.

Foreign Taxes:

The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Funds accrue for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities as Current tax payable.

Fair Value Measurements:

The Funds disclose the fair value of their investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

•  Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

•  Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment spreads, etc.

•  Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 2 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

22

NOTES TO FINANCIAL STATEMENTS

The summary of inputs used to determine the fair value of the Funds’ investments as of March 31, 2026 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
BlueBay Short Duration Fixed Income Fund
Assets:
Investments in Securities
U.S. Treasury Obligations	$—	$3,933,139	$—	$3,933,139
Asset Backed Securities	—	3,909,526	—	3,909,526
Corporate Bonds	—	3,426,235	—	3,426,235
Collateralized Mortgage Obligations	—	820,287	—	820,287
Investment Company	310,896	—	—	310,896
U.S. Government Agency Backed Mortgages	—	203,057	—	203,057

Total Assets	$310,896	$12,292,244	$—	$12,603,140

Liabilities:
Other Financial Instruments*
Financial futures contracts	$(25,267)	$—	$—	$(25,267)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
BlueBay Ultra-Short Fixed Income Fund
Assets:
Investments in Securities
Corporate Bonds	$—	$29,772,426	$—	$29,772,426
Asset Backed Securities	—	18,693,302	—	18,693,302
U.S. Treasury Obligations	—	7,979,755	—	7,979,755
Collateralized Mortgage Obligations	—	2,292,634	—	2,292,634
Investment Company	327,838	—	—	327,838

Total Assets	$327,838	$58,738,117	$—	$59,065,955

*Other financial instruments are instruments shown on the Schedule of Portfolio Investments, such as futures contracts which are valued at fair value.

TBA Commitments:

The Funds may enter into TBA commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased/sold declines/increases prior to settlement date, which is in addition to the risk of decline in the value of a Fund’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities, according to the procedures described under “Security Valuation”. The Funds may participate in “rolling transactions” in which a Fund does not take delivery of the TBA securities, and this may result in a higher portfolio turnover rate.

Derivatives:

The Funds may use derivative instruments, including futures, forwards, options, indexed securities, swaps and inverse securities for hedging purposes only. Derivatives allow the Funds to manage their risk exposure more quickly and efficiently than other types of instruments. Derivatives may be riskier than other types of investments and could result in losses that significantly exceed a Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to a Fund, and the cost of such strategies may reduce the Fund’s returns.

23

NOTES TO FINANCIAL STATEMENTS

Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Funds, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that a Fund’s hedging strategy will reduce risk or that hedging transactions will be available or cost effective. The Funds are subject to interest rate risk in the normal course of pursuing their investment objectives by investing in various derivative financial instruments, as described below.

Financial Futures Contracts:

The Funds entered into futures contracts in an effort to manage the duration of the portfolio and hedge against certain market risk. A futures contract on a securities index is an agreement obligating one party to pay, and entitling the other party to receive, during the term of the contract, cash payments based on the level of a specified securities index. Futures transactions involve brokerage costs. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if a Fund had not entered into any futures transactions.

The Funds entered into U.S. Treasury Notes futures during the year ended March 31, 2026.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Funds each day, depending on the daily fluctuations in the fair value of the underlying instrument. A Fund would record an unrealized gain or loss each day equal to these daily payments.

Open futures contracts are shown on the Schedules of Portfolio Investments. Underlying collateral pledged for open futures contracts is the cash at brokers for financial futures contracts shown on the Statements of Assets and Liabilities at March 31, 2026.

Fair Values of Derivative Financial Instrument as of March 31, 2026[1]

Statement of Assets and Liabilities Location

Liability Derivatives

BlueBay Short Duration Fixed Income Fund
Interest Rate Risk:
Unrealized depreciation on futures contracts	$25,267

Total	$25,267

The effect of derivative instruments on the Statement of Operations during the year ended March 31, 2026 is as follows:

Derivative Instruments Categorized by Risk Exposure	BlueBay Short Duration Fixed Income Fund	BlueBay Ultra-Short Fixed Income Fund
Net realized Gain/(Loss) From:
Interest Rate Risk:
Financial futures contracts	$76,134	$(23,503)

Total	$76,134	$(23,503)

24

NOTES TO FINANCIAL STATEMENTS

Derivative Instruments Categorized by Risk Exposure	BlueBay Short Duration Fixed Income Fund	BlueBay Ultra-Short Fixed Income Fund
Net Change in Unrealized Appreciation From:
Interest Rate Risk:
Financial futures contracts	$(140,516)	$580

Total	$(140,516)	$580

(1)	Not considered to be hedging instruments for accounting disclosure purposes.

For the year ended March 31, 2026, the average volume of derivative activities based on ending quarterly outstanding amounts are as follows:

	BlueBay Short Duration Fixed Income Fund	BlueBay Ultra-Short Fixed Income Fund
Futures long position (contracts)	85	—

Counterparty Credit Risk:

Derivatives may also expose a Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations). To the extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. A Fund’s maximum risk of loss from counterparty credit risk on over-the-counter (“OTC”) derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Funds.

With exchange-traded futures, the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Funds do not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Affiliated Investments:

The Funds invest in another Fund of the Trust (an “Affiliated Fund”), RBC BlueBay U.S. Government Money Market Fund- Institutional Class 1, as a cash sweep vehicle. The income earned by the Funds from the Affiliated Fund for the period is disclosed in the Statement of Operations. The table below details the transactions of the Funds in the Affiliated Fund. As the affiliated investment is a money market fund in which shares are issued and redeemed at $1.00 per share, the number of shares purchased and sold equal the dollar amount shown as purchased and sold, and no gain or loss was realized on the sale of shares of the money market fund.

25

NOTES TO FINANCIAL STATEMENTS

	Value March 31, 2025	Purchases	Sales	Value March 31, 2026	Dividends
Investments in RBC BlueBay U.S. Government Money Market Fund—Institutional Class 1
BlueBay Short Duration Fixed Income Fund	$1,223,559	$ 85,493,780	$ (86,406,443)	$310,896	$ 97,973
BlueBay Ultra-Short Fixed Income Fund	1,531,967	100,383,606	(101,587,735)	327,838	120,564

Credit Enhancement:

Certain obligations held by the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements and third party insurance.

Investment Transactions and Income:

Investment transactions are recorded on trade date. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Realized gains and losses from investment transactions are calculated based on the cost of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount using the effective yield method. Paydown gains and losses on mortgage- and asset-backed securities are included in the financial statements as interest income.

Expense, Investment Income and Gain/Loss Allocation:

Each Fund pays the expenses that are directly related to its operations, such as custodian fees or advisory fees. Expenses incurred by the Trust, such as trustee or legal fees, are allocated among each of the Funds in the Trust either proportionately based upon each Fund’s relative net assets or using another reasonable basis such as equally across all Funds in the Trust, depending on the nature of the expense. Individual share classes within a Fund are charged expenses specific to that class, such as distribution fees, sub-transfer agent fees, shareholder servicing fees and transfer agent fees. Within a Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based on relative net assets.

Indemnifications:

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including the Funds’ servicing agreements, that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

Distributions to Shareholders:

The Funds pay out any income that it receives, less expenses, in the form of dividends and capital gains to its shareholders. Income dividends are declared daily and paid monthly. Capital gain distributions are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from US GAAP. These ”book/tax“ differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be permanent (e.g., reclassification of paydown gains and losses), they are reclassified within a Fund’s capital account based on their federal tax basis treatment.

26

NOTES TO FINANCIAL STATEMENTS

3. Agreements and Other Transactions with Affiliates:

The Trust has entered into an investment advisory agreement with RBC GAM-US under which RBC GAM-US manages each Fund’s assets and furnishes related office facilities, equipment, research and personnel. The agreement requires each Fund to pay RBC GAM-US a monthly fee based upon average daily net assets. Under the terms of the agreement, RBC GAM-US is entitled to receive fees based on a percentage of the average daily net assets of each of the Funds as follows:

Annual Rate
Short Duration Fixed Income Fund	0.30%
Ultra-Short Fixed Income Fund	0.23%

RBC GAM-US has contractually agreed to waive fees and/or make payments in order to keep total operating expenses (excluding certain fees such as interest, taxes and acquired fund fees and expenses) of Class A and Class I shares of each Fund to the following levels. This expense limitation agreement is in place until July 31, 2027.

	Class A Annual Rate	Class I Annual Rate
Short Duration Fixed Income Fund	0.45%	0.35%
Ultra-Short Fixed Income Fund	0.38%	0.28%

The Advisor is entitled to recoup from the Fund or class the fees and/or operating expenses waived or reimbursed during any of the previous 3 years, provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid.

The amounts subject to possible recoupment under the expense limitation agreement as of March 31, 2026 were:

	FYE 3/31/24	FYE 3/31/25	FYE 3/31/26	Total
BlueBay Short Duration Fixed Income Fund	$283,295	$259,448	$256,448	$799,191
BlueBay Ultra-Short Fixed Income Fund	218,547	195,380	228,871	642,798

There was no recoupment of expense reimbursement/waivers during the year. Amounts from years prior to those shown are no longer subject to recoupment.

RBC GAM-US voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to RBC GAM-US indirectly through its investment in an affiliated money market fund. These waivers are voluntary and not subject to recoupment. These amounts are included in expenses waived/reimbursed by Advisor in the Statements of Operations. For the year ended March 31, 2026, the amounts waived were as follows:

Fees Waived
BlueBay Short Duration Fixed Income Fund	$4,297
BlueBay Ultra-Short Fixed Income Fund	5,285

RBC GAM-US serves as co-administrator to the Funds. The Bank of New York Mellon (”BNY“) serves as co-administrator and fund accounting agent. Services provided under the administrative services contract include providing day-to-day administration of matters related to the Funds, maintenance of their records and the preparation of reports. Under the terms of the administrative services contract, RBC GAM-US does not receive a fee for its role as co-administrator. BNY receives a fee for its services payable by the Funds based in part on the Funds’ average net assets. BNY fee is included with “Accounting fees” in the Statements of Operations.

Certain Officers and Trustees of the Trust are affiliated with the Advisor. Such Officers and Trustees receive no compensation from the Funds for serving in their respective roles.

27

NOTES TO FINANCIAL STATEMENTS

The Trust currently pays each of the independent trustees (trustees of the Trust who are not directors, officers or employees of the Advisor, either Co-Administrator or Distributor) an annual retainer of $110,000. The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, independent trustees receive a quarterly meeting fee of $6,500, for each in-person Board meeting attended, a meeting fee of $1,500 for each telephonic or special board meeting attended, a $1,500 fee for each Board committee meeting attended, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. These amounts are included in the Statement of Operations in “Trustees’ fees”.

4. Fund Distribution:

Each of the Funds has adopted a Master Distribution 12b-1 Plan (the “Plan”) in which Quasar Distributors LLC (the “Distributor”) acts as the Funds’ distributor. The Plan permits each Fund to make payments for or to reimburse the Distributor for distribution-related costs and expenses of marketing shares of Class A covered under the Plan, and/or for providing shareholder services. The Plan does not apply to Class I. The current Plan fee rate for Class A is 0.10%.

Plan fees are based on average daily net assets of Class A. The Distributor, subject to applicable legal requirements, may waive a Plan fee voluntarily, in whole or in part. For the year ended March 31, 2026, there were no fees waived by the Distributor.

The Distributor did not receive any CDSC fees from Class A shares of the Funds during the year ended March 31, 2026.

For the year ended March 31, 2026, the Distributor received no commissions from front-end sales charges of Class A shares.

5. Securities Transactions:

The cost of securities purchased and proceeds from securities sold (excluding securities maturing less than one year from acquisition) for the year ended March 31, 2026 were as follows:

	Purchases (Excl. U.S. Gov’t)	Sales (Excl. U.S. Gov’t)	Purchases of U.S. Gov’t.	Sales of U.S. Gov’t.
BlueBay Short Duration Fixed Income Fund	$28,018,367	$82,068,896	$1,196,957	$332,177
BlueBay Ultra-Short Fixed Income Fund	28,987,948	44,327,666	—	—

28

NOTES TO FINANCIAL STATEMENTS

6. Capital Share Transactions:

The Trust is authorized to issue an unlimited number of shares of beneficial interest (“shares outstanding”) without par value. Transactions in capital stock of the Funds are summarized below:

	BlueBay Short Duration Fixed Income Fund		BlueBay Ultra-Short Fixed Income Fund
	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,
	2026	2025	2026	2025
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$8,254	$5,919	$6,774,130	$8,405,854
Distributions reinvested	13,376	19,779	675,602	610,314
Cost of shares redeemed	(208,780)	(68,062)	(5,289,014)	(6,667,530)

Change in Class A	$(187,150)	$(42,364)	$2,160,718	$2,348,638

Class I
Proceeds from shares issued	$10,335,381	$3,856,335	$26,047,567	$61,549,342
Distributions reinvested	2,673,735	3,082,593	2,356,712	1,758,395
Cost of shares redeemed	(71,637,533)	(1,437,554)	(63,831,532)	(25,526,145)

Change in Class I	$(58,628,417)	$5,501,374	$(35,427,253)	$37,781,592

Change in net assets resulting from capital transactions	$(58,815,567)	$5,459,010	$(33,266,535)	$40,130,230

SHARE TRANSACTIONS:
Class A
Issued	854	609	673,343	837,456
Reinvested	1,371	2,029	67,119	60,852
Redeemed	(21,685)	(6,966)	(525,556)	(664,496)

Change in Class A	(19,460)	(4,328)	214,906	233,812

Class I
Issued	1,063,930	396,048	2,592,139	6,133,049
Reinvested	273,783	316,630	234,421	175,532
Redeemed	(7,361,961)	(147,428)	(6,349,265)	(2,551,492)

Change in Class I	(6,024,248)	565,250	(3,522,705)	3,757,089

Change in shares resulting from capital transactions	(6,043,708)	560,922	(3,307,799)	3,990,901

7. Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

29

NOTES TO FINANCIAL STATEMENTS

Fund Management has analyzed the Fund’s tax positions taken or expected to be taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

As of and during the year ended year ended March 31, 2026, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended March 31, 2026, the Funds did not incur any interest or penalties.

In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09 – Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction (if material) and remove information that is no longer beneficial. The ASU requires public business entities, on an annual basis, to provide disclosure of income taxes paid disaggregated by jurisdiction if material. For the year ended March 31, 2026, the Funds did not pay income taxes in any jurisdiction.

As of March 31, 2026, the tax cost of investments and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

	Tax Cost Of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
BlueBay Short Duration Fixed Income Fund	$ 12,575,520	$ 84,165	$ (56,545)	$ 27,620
BlueBay Ultra-Short Fixed Income Fund	59,285,796	149,854	(369,695)	(219,841)

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable to the mark to market on derivatives.

The tax character of distributions during the year ended March 31, 2026 were as follows:

	Distributions Paid From
	Ordinary Income	Total Taxable Distributions	Total Distributions Paid
BlueBay Short Duration Fixed Income Fund	$2,788,469	$2,788,469	$2,788,469
BlueBay Ultra-Short Fixed Income Fund	3,053,630	3,053,630	3,053,630

The tax character of distributions during the year ended March 31, 2025 were as follows:

	Distributions Paid From
	Ordinary Income	Total Taxable Distributions	Total Distributions Paid
BlueBay Short Duration Fixed Income Fund	$3,148,475	$3,148,475	$3,148,475
BlueBay Ultra-Short Fixed Income Fund	2,386,381	2,386,381	2,386,381

Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

30

NOTES TO FINANCIAL STATEMENTS

As of March 31, 2026, the components of accumulated earnings/(losses) on a tax basis were as follows:

	BlueBay Short Duration Fixed Income Fund	BlueBay Ultra-Short Fixed Income Fund
Undistributed ordinary income	$16,254	$5,201
Undistributed long term gain	—	—

Accumulated earnings	16,254	5,201
Accumulated capital loss carryforwards	(1,446,681)	(3,182,751)
Unrealized appreciation/depreciation	27,619	(219,841)
Other temporary differences	(770)	(3,781)

Total Accumulated Losses	$(1,403,578)	$(3,401,172)

During the year ended March 31, 2026, BlueBay Short Duration Fixed Income Fund and BlueBay Ultra-Short Fixed Income Fund utilized $70,044 and $167,901, respectively, of capital loss carryforwards.

As of March 31, 2026, the Short Duration Fixed Income Fund and the Ultra-Short Fixed Income Fund had a short-term capital loss carryforward of $(10,967) and $(200,371) and a long-term capital loss carryforward of $(1,435,714) and $(2,982,380) respectively, available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. This capital loss carryforward is not subject to expiration.

Under current tax law, Post-October Capital Losses and Late-Year Ordinary Losses may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. Short Duration Fixed Income Fund and Ultra Short Fixed Income Fund didn’t have any qualified late-year losses this year.

8. Line of Credit

The Funds, along with other Funds within the Trust, participate in an uncommitted, secured $500,000,000 line of credit with U.S. Bank, N.A. (the “Bank”), the Funds’ custodian, to be used to fund shareholder redemption requests and for other short-term temporary or emergency general business purposes. The line of credit has a scheduled termination date of July 25, 2026. Interest is charged on borrowings under this line of credit at the Bank’s prime lending rate per annum. Since multiple funds within the Trust participate in this line of credit, there is no assurance that an individual fund will have access to all or any part of the $500,000,000 at any particular time. There were no loans outstanding pursuant to this line of credit at March 31, 2026. During the year ended March 31, 2026, the Short Duration Fixed Income Fund borrowed $6,000,000 for one day and incurred interest expense of $3,375 at a rate of 6.75%.

31

NOTES TO FINANCIAL STATEMENTS

9. Significant Risks

Shareholder concentration risk:

As of March 31, 2026, the Funds had broker-dealer omnibus accounts which each owned more than 10% of a Fund’s outstanding shares as shown below:

	# of Omnibus Accounts	% of Fund
BlueBay Short Duration Fixed Income Fund	3	81.9%
BlueBay Ultra-Short Fixed Income Fund	1	81.5%

Significant transactions by these shareholders may impact the Funds’ performance.

Market risk:

One or more markets in which a Fund invests may go down in value, sometimes sharply and unpredictably, and the value of a Fund’s portfolio securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. In addition, global economies and financial markets are becoming increasingly interconnected, and political, economic and other conditions and events (including, but not limited to, natural disasters, pandemics, epidemics, and social unrest) in one country, region, or financial market may adversely impact issuers in a different country, region or financial market. Furthermore, the occurrence of, among other events, natural or man-made disasters, severe weather or geological events, fires, floods, earthquakes, outbreaks of disease, epidemics, pandemics, malicious acts, cyber-attacks, terrorist acts or the occurrence of climate change, may also adversely impact the performance of a Fund. In addition, tariffs, trade restrictions, economic sanctions, export controls, or retaliatory measures, or the threat or potential of one or more such events and developments may be an ongoing source of instability, potentially resulting in significant currency fluctuations, or have other adverse effects on international markets, international trade agreements, or other existing cross-border cooperation arrangements. Such events could adversely impact issuers, markets and economies over the short- and long-term, including in ways that cannot necessarily be foreseen. A Fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions or events. Moreover, such negative political and economic conditions and events could disrupt the processes necessary for a Fund’s operations.

Interest Rate Risk:

A Fund’s yield and value will fluctuate as the general level of interest rates change. During periods when interest rates are low, a Fund’s yield may also be low. When interest rates increase, securities held by a Fund will generally decline in value. Interest rate changes are influenced by a number of factors including government policy, inflation expectations, and supply and demand. Municipal securities may be issued on a when-issued or delayed delivery basis, where payment and delivery take place at a future date. A Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price.

Credit Spread Risk:

A Fund’s investments may be adversely affected if any of the issuers it is invested in are subject to an actual or perceived (whether by market participants, rating agencies, pricing services or otherwise) deterioration to their credit quality. Any actual or perceived deterioration may lead to an increase in the credit spreads and a decline in price of the issuer’s securities.

10. Subsequent Events:

Fund Management has evaluated the impact of all subsequent events on the Funds and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements other than as described below.

On March 19, 2026, the Funds’ Board of Trustees approved the liquidation and dissolution of RBC BlueBay Short Duration Fixed Income Fund. The liquidation date will be June 22, 2026.

32

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of RBC Funds Trust and Shareholders of RBC BlueBay Short Duration Fixed Income Fund and RBC BlueBay Ultra-Short Fixed Income Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of RBC BlueBay Short Duration Fixed Income Fund and RBC BlueBay Ultra-Short Fixed Income Fund (two of the funds constituting RBC Funds Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2026, the related statements of operations for the year ended March 31, 2026, the statements of changes in net assets for each of the two years in the period ended March 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2026 and each of the financial highlights for each of the five years in the period ended March 31, 2026 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026 by correspondence with the custodian and broker. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Minneapolis, Minnesota

May 21, 2026

We have served as the auditor of one or more investment companies in the RBC Funds since 2016.

33

OTHER FEDERAL INCOME TAX INFORMATION (UNAUDITED)

For the year ended March 31, 2026, the following Funds had a qualified interest income percentage of:

Qualified Interest Income
BlueBay Short Duration Fixed Income Fund	89.90%
BlueBay Ultra-Short Fixed Income Fund	99.93%

All reportings are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item above, it is the intention of the Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

34

RBC Funds

PO Box 219252

Kansas City, MO 64121-9252

800-422-2766

www.rbcgam.com

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of RBC Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the funds. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the year ended March 31, 2026.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

RBC Global Asset Management (U.S.) Inc. serves as investment advisor for the RBC Funds.

RBC Funds are distributed by Quasar Distributors LLC.

The RBC Funds are pleased to offer shareholder reports printed entirely on Forest Stewardship Council® certified paper.This product is made of material from well-managed FSC®-certified forests, recycled materials, and other controlled sources. The Forest Stewardship Council® promotes environmentally appropriate, socially beneficial, and economically viable management of the world’s forests.

RBCF-FI AR 03-26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Each Fund’s disclosure of remuneration items is included as part of the Financial Statements and Other Important Information filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s Code of Ethics is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RBC Funds Trust

By (Signature and Title)*	/s/ David Eikenberg
David Eikenberg, President and Chief Executive Officer (principal executive officer)

Date	June 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David Eikenberg
David Eikenberg, President and Chief Executive Officer
(principal executive officer)

Date	June 4, 2026

By (Signature and Title)*	/s/ Kathleen A. Hegna
Kathleen A. Hegna, Treasurer and Chief Financial Officer
(principal financial officer)

Date	June 4, 2026

* Print the name and title of each signing officer under his or her signature.